UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21774

First Trust Exchange-Traded AlphaDEX® Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 765-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2022

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2022

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Letter from the Chairman and CEO
June 30, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Exchange-Traded AlphaDEX® Fund II (the “Funds”), which contains detailed information about the Funds for the six months ended June 30, 2022.
The trillions of dollars of stimulus funneled into the U.S. financial system by the Federal government throughout the bulk of the coronavirus (“COVID-19”) pandemic was effective in bolstering economic activity, as reflected by some impressive gross domestic product (“GDP”) statistics. It also fueled inflation. I will touch on that angle as well. Data from the U.S. Bureau of Economic Analysis indicates that annualized real GDP growth rates over the four quarters comprising 2021 were 6.3%, 6.7%, 2.3% and 6.9%, respectively. It appears, however, that the upside from those stimulus dollars may be waning. In the first two quarters of 2022, the U.S. economy contracted. Real GDP declined by an annualized 1.6% in the first quarter and declined by an annualized 0.9% in the second quarter. The war between Russia and Ukraine, which commenced in late February 2022, China’s COVID-19 shutdown this year and the ongoing supply chain bottlenecks have also provided a drag on the global economy and securities markets, in my opinion. While the standard definition of a recession is two consecutive quarters of negative GDP growth, the official arbiter of declaring recessions in the U.S. belongs to the National Bureau of Economic Research, and it factors in additional economic indicators in its evaluation process. Even if we were to experience a recession, it does not necessarily mean it will be deep in scope. Currently, the Federal Reserve (the “Fed”) is still hoping to orchestrate a soft landing for the economy, though it admits it will be challenging.
In addition to the recent decline in economic activity, the financial media is paying a good deal of attention to the inverted yield curve in the Treasury market, particularly the spread between the yields on the 2-Year and 10-Year Treasury Note (“T-Note”). As of July 27, 2022, the closing yield on the 2-Year T-Note was 3.00%, 21 basis points (“bps”) above the 2.79% yield on the 10-Year T-Note. The current inversion has only been in play in earnest since July 5, 2022. Yields on shorter-maturity bonds should be lower than those further out on the curve. For the 30-year period ended July 27, 2022, the average yield on the 10-Year T-Note was 113 bps higher than the average yield on the 2-Year T-Note. Historically, such inversions have portended that a recession is likely to arrive in the next 12-24 months. At its meeting on July 27, 2022, the Fed raised the Federal Funds target rate by 75 bps to combat the spike in inflation. The target rate currently sits at 2.50%, marking the upper bound of its 2.25% to 2.50% range. The Fed’s next meeting is scheduled for September 20-21, 2022.
In the current climate, the number one goal is to tame inflation. The Fed has made it clear that it is committed to doing so. The Consumer Price Index stood at a trailing 12-month rate of 9.1% in June 2022, its highest level since 1981. Surging inflation is the number one concern of Americans. It is certainly going to be a hot button issue in the upcoming mid-term elections in November. A recent CNN poll revealed that 75% of Americans consider inflation their top economic concern and only 25% approve of President Joe Biden’s efforts to curtail it. This dovetails into another concern: the markets. With respect to returns, on a year-to-date and 12-month basis, all the major domestic and foreign stock and bond indices were sitting in negative territory, based on their respective total returns through June 30, 2022. Sell-offs are a natural part of market cycles. We all know that prices do not go up in a straight line. As previously noted, the Fed, the economy and the markets are battling some significant headwinds. The good news is we know what they are. Suffice it to say, it will take some time to remedy them. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report (Unaudited)
June 30, 2022
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy/Investing
As we head into the second half of 2022, the latest hot topic appears to be whether or not the U.S. economy is on the cusp of a recession. After all, real gross domestic product (“GDP”) declined by an annualized 1.6% in the first quarter of 2022, according to data from the U.S. Bureau of Economic Analysis. The technical definition of a recession is two consecutive quarters of negative GDP growth. Opinions on this topic vary. Some pundits believe the U.S. economy is already in a recession. Brian Wesbury, Chief Economist at First Trust, is not one of them. Wesbury notes that the official arbiter of recessions, the National Bureau of Economic Research, considers other factors beyond just real GDP, including the job market, manufacturing activity and real income. While subject to change, Wesbury does not currently foresee a recession arriving until late 2023 or 2024. Investors should monitor the actions of the Federal Reserve (the “Fed”) over the next few months. We are anticipating additional interest rate hikes by the Fed to combat the surge in inflation, which reached 9.1% on a trailing 12-month basis in June 2022, as measured by the Consumer Price Index.
Economic headwinds extend beyond what is transpiring in the U.S. Two of the most critical events to surface so far in 2022 are the war between Russia and Ukraine, which commenced in late February 2022, and the coronavirus-induced shutdown in China. The war has helped drive the relative value of the U.S. Dollar higher against other major world currencies, in our opinion. We will touch on the U.S. Dollar later. A strong U.S. Dollar can put downward pressure on commodity prices. Historically speaking, it is common for foreign investors to funnel capital into U.S. assets when wars break out or during periods of great uncertainty. The U.S. is still viewed by many as a safe haven for capital. An end to the Russian conflict and the reopening of China’s economy would be a net gain for the economy, in our opinion.
The global growth forecast from the International Monetary Fund (“IMF”) released in April 2022 projected a 3.6% real GDP growth rate for 2022, down from 6.1% in 2021. The IMF is calling for a 3.7% growth rate for the U.S. in 2022, down from 5.7% the previous year. Advanced Economies are expected to register a 3.3% growth rate, down from 5.2%. While the gap has narrowed from prior years, Emerging Market and Developing Economies are still expected to grow faster than Advanced Economies. Their 2022 growth rate estimate is 3.8%, down from 6.8% a year ago.
We believe that global mergers and acquisitions (“M&A”) activity is a useful barometer for gauging the state of the global economy. When activity is elevated, it signals that CEOs are willing to assume risk in order to grow their businesses. Data from Refinitiv, a global provider of financial market data and infrastructure, indicates that global M&A activity totaled $2.2 trillion through the first half of 2022. While that is a good showing, the dollar volume was down 20% from the same period a year ago. The U.S. accounted for 44% of total M&A activity in the first half of 2022. Full-year 2021 set the record for global M&A. Deal activity reached an all-time high of $5.90 trillion.
Investors continued to funnel capital into exchange-traded funds (“ETFs”) and related exchange-traded products (“ETPs”) in the first half of 2022 despite the sharp sell-off in the markets. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. stood at $6.18 trillion at the close of June 2022, down from $7.21 trillion at the end of 2021. In the first half of 2022, net inflows to ETFs/ETPs listed in the U.S. totaled $307.49 billion, with $158.73 billion of it flowing to equity funds. Total assets invested in ETFs/ETPs listed globally stood at $8.86 trillion, down from $10.27 trillion at the end of 2021. In the first half of this year, net inflows to ETFs/ETPs listed globally totaled $463.81 billion, with $277.22 billion of it flowing to equity funds.
Foreign Stocks and Bonds
The U.S. Dollar rose by 9.43% against a basket of major currencies in the first half of 2022, as measured by the U.S. Dollar Index (“DXY”), according to Bloomberg. The DXY Index closed at a reading of 104.69 on June 30, 2022, significantly above its 20-year average of 88.49. The stronger U.S. Dollar had a negative influence on the returns of foreign securities held by U.S. investors, provided they were unhedged.
The Bloomberg EM Hard Currency Aggregate Index of emerging markets debt posted a total return of -18.50% (USD), while the Bloomberg Global Aggregate Index of higher quality debt declined by 13.91% (USD). With respect to equities, the MSCI Emerging Markets Index of stocks posted a total return of -17.63% (USD), while the MSCI World ex USA Index was down 18.76% (USD) on a total return basis, according to Bloomberg.

Fund Performance Overview (Unaudited)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
The First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Asia Pacific Ex-Japan Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC (the “Nasdaq”) under the ticker symbol “FPA.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq DM Asia Pacific Ex-Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22
Fund Performance
NAV	-15.67%	-24.34%	-1.02%	4.10%	1.72%	-4.98%	49.38%	20.99%
Market Price	-14.56%	-24.00%	-1.06%	4.08%	1.72%	-5.17%	49.12%	21.01%
Index Performance
Nasdaq AlphaDEX® Asia Pacific Ex-Japan Index(1)	-15.18%	-24.06%	-0.02%	N/A	N/A	-0.11%	N/A	N/A
Nasdaq DM Asia Pacific Ex-Japan Index(1)	-17.06%	-22.59%	2.19%	N/A	N/A	11.44%	N/A	N/A
MSCI Pacific ex-Japan Index	-10.85%	-14.85%	3.21%	4.95%	3.22%	17.10%	62.14%	42.64%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-Japan Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	22.6%
Industrials	18.3
Real Estate	14.1
Financials	9.8
Information Technology	8.1
Energy	6.6
Consumer Discretionary	6.0
Consumer Staples	5.0
Communication Services	4.7
Utilities	3.0
Health Care	1.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Jardine Cycle & Carriage Ltd.	2.2%
Ampol Ltd.	2.0
Keppel Corp., Ltd.	1.9
Kerry Properties Ltd.	1.9
WH Group Ltd.	1.9
Nine Dragons Paper Holdings Ltd.	1.9
LG Corp.	1.9
Sino Land Co., Ltd.	1.8
Woodside Energy Group Ltd.	1.8
Hopson Development Holdings Ltd.	1.7
Total	19.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Europe AlphaDEX® Fund (FEP)
The First Trust Europe AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Europe Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEP.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq DM Europe Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22
Fund Performance
NAV	-26.13%	-23.28%	0.75%	6.37%	3.17%	3.83%	85.35%	41.79%
Market Price	-25.32%	-23.35%	0.76%	6.34%	3.21%	3.85%	84.91%	42.40%
Index Performance
Nasdaq AlphaDEX® Europe Index(1)	-26.37%	-23.29%	1.37%	N/A	N/A	7.04%	N/A	N/A
Nasdaq DM Europe Index(1)	-21.87%	-19.02%	1.86%	N/A	N/A	9.64%	N/A	N/A
MSCI Europe Index	-20.79%	-17.61%	2.16%	5.44%	3.46%	11.29%	69.81%	46.37%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Europe Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Europe AlphaDEX® Fund (FEP) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	23.8%
Materials	16.3
Industrials	11.2
Consumer Discretionary	10.7
Energy	9.9
Utilities	7.6
Real Estate	6.6
Communication Services	4.7
Health Care	4.2
Consumer Staples	4.0
Information Technology	1.0
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Repsol S.A.	1.1%
Leonardo S.p.A.	1.0
Bank of Ireland Group PLC	1.0
Prosus N.V.	1.0
Shell PLC	1.0
OCI N.V.	0.9
Centrica PLC	0.9
Equinor ASA	0.9
Aker BP ASA	0.9
Saab AB, Class B	0.9
Total	9.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Latin America AlphaDEX® Fund (FLN)
The First Trust Latin America AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Latin America Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FLN.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Latin America Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22
Fund Performance
NAV	-2.95%	-14.11%	1.46%	-0.49%	-1.85%	7.53%	-4.83%	-18.86%
Market Price	-2.33%	-13.71%	1.54%	-0.52%	-1.84%	7.94%	-5.11%	-18.82%
Index Performance
Nasdaq AlphaDEX® Latin America Index(1)	-3.09%	-13.42%	2.79%	N/A	N/A	14.73%	N/A	N/A
Nasdaq Latin America Index(1)	-3.20%	-22.16%	-1.60%	N/A	N/A	-7.74%	N/A	N/A
MSCI EM Latin America Index	-0.57%	-16.08%	-0.58%	-2.18%	-3.68%	-2.85%	-19.79%	-34.26%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Latin America Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Latin America AlphaDEX® Fund (FLN) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	24.7%
Utilities	17.2
Financials	16.6
Industrials	10.1
Energy	8.8
Consumer Staples	7.0
Communication Services	6.8
Consumer Discretionary	5.8
Health Care	3.0
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	4.1%
Cia Sud Americana de Vapores S.A.	4.0
Empresas Copec S.A.	3.8
Banco do Brasil S.A.	3.7
El Puerto de Liverpool S.A.B. de C.V.	3.6
Cia Paranaense de Energia, Class B (Preference Shares)	3.4
Cia Energetica de Minas Gerais (Preference Shares)	3.4
Petroleo Brasileiro S.A. (Preference Shares)	3.2
Empresas CMPC S.A.	3.0
Hypera S.A.	3.0
Total	35.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Brazil AlphaDEX® Fund (FBZ)
The First Trust Brazil AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Brazil Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FBZ.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Brazil Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22
Fund Performance
NAV	-7.07%	-25.22%	3.09%	-1.80%	-3.65%	16.45%	-16.61%	-34.08%
Market Price	-7.34%	-25.81%	3.05%	-1.79%	-3.69%	16.22%	-16.54%	-34.34%
Index Performance
Nasdaq AlphaDEX® Brazil Index(1)	-6.89%	-23.95%	5.20%	N/A	N/A	28.86%	N/A	N/A
Nasdaq Brazil Index(1)	-1.52%	-29.98%	-0.11%	N/A	N/A	-0.53%	N/A	N/A
MSCI Brazil Index	2.75%	-23.30%	0.80%	-2.00%	-4.53%	4.09%	-18.27%	-40.49%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Brazil Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Brazil AlphaDEX® Fund (FBZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Utilities	26.3%
Materials	24.3
Financials	14.1
Consumer Staples	14.1
Energy	9.6
Industrials	5.4
Consumer Discretionary	2.8
Communication Services	2.3
Health Care	1.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Cia Paranaense de Energia, Class B (Preference Shares)	4.1%
Petroleo Brasileiro S.A. (Preference Shares)	3.8
EDP - Energias do Brasil S.A.	3.8
Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	3.7
Transmissora Alianca de Energia Eletrica S.A.	3.3
JBS S.A.	3.2
Gerdau S.A. (Preference Shares)	3.2
Vale S.A.	3.1
Itausa S.A. (Preference Shares)	2.9
Neoenergia S.A.	2.9
Total	34.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust China AlphaDEX® Fund (FCA)
The First Trust China AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® China Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FCA.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq China Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22
Fund Performance
NAV	-5.68%	-14.86%	5.24%	5.65%	1.77%	29.12%	73.27%	21.70%
Market Price	-4.22%	-13.54%	5.52%	5.75%	1.86%	30.85%	74.88%	22.86%
Index Performance
Nasdaq AlphaDEX® China Index(1)	-5.10%	-15.37%	6.19%	N/A	N/A	35.05%	N/A	N/A
Nasdaq China Index(1)	-9.99%	-31.96%	0.72%	N/A	N/A	3.65%	N/A	N/A
MSCI China Index	-11.26%	-31.79%	2.14%	5.49%	2.87%	11.16%	70.65%	37.34%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® China Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust China AlphaDEX® Fund (FCA) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	15.2%
Utilities	15.2
Energy	14.2
Industrials	13.7
Information Technology	10.3
Consumer Discretionary	9.3
Financials	9.0
Real Estate	7.2
Health Care	2.2
Consumer Staples	2.0
Communication Services	1.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
China Hongqiao Group Ltd.	3.9%
China Overseas Land & Investment Ltd.	3.9
China Power International Development Ltd.	3.5
Dongfeng Motor Group Co., Ltd., Class H	3.4
China State Construction International Holdings Ltd.	3.3
China Coal Energy Co., Ltd., Class H	3.2
Kunlun Energy Co., Ltd.	3.2
PetroChina Co., Ltd., Class H	3.2
Angang Steel Co., Ltd., Class H	3.1
Kingboard Holdings Ltd.	2.9
Total	33.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Japan AlphaDEX® Fund (FJP)
The First Trust Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Japan Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FJP.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22
Fund Performance
NAV	-16.15%	-17.39%	-2.67%	2.80%	1.81%	-12.64%	31.81%	22.19%
Market Price	-16.00%	-17.30%	-2.72%	2.82%	1.82%	-12.90%	32.00%	22.36%
Index Performance
Nasdaq AlphaDEX® Japan Index(1)	-16.21%	-17.35%	-2.09%	N/A	N/A	-10.03%	N/A	N/A
Nasdaq Japan Index(1)	-19.41%	-19.75%	1.23%	N/A	N/A	6.33%	N/A	N/A
MSCI Japan Index	-20.27%	-19.93%	1.76%	5.59%	4.56%	9.13%	72.25%	64.83%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Japan Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Japan AlphaDEX® Fund (FJP) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	32.2%
Consumer Discretionary	15.3
Materials	13.7
Financials	12.4
Information Technology	10.0
Energy	6.0
Utilities	4.7
Communication Services	2.9
Health Care	1.6
Consumer Staples	1.2
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Inpex Corp.	2.5%
Kawasaki Kisen Kaisha Ltd.	2.0
Idemitsu Kosan Co., Ltd.	1.9
Mitsubishi Corp.	1.9
Mitsui & Co., Ltd.	1.9
Marubeni Corp.	1.9
Mitsui OSK Lines Ltd.	1.8
Mitsubishi Heavy Industries Ltd.	1.8
Nippon Yusen KK	1.8
Nippon Steel Corp.	1.7
Total	19.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
The First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Developed Markets Ex-US Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FDT.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Developed Markets Ex-US Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22
Fund Performance
NAV	-20.27%	-20.93%	-0.14%	4.56%	1.95%	-0.71%	56.17%	24.18%
Market Price	-19.74%	-20.42%	-0.08%	4.59%	2.01%	-0.38%	56.64%	24.99%
Index Performance
Nasdaq AlphaDEX® Developed Markets Ex-US Index(1)	-20.23%	-20.78%	0.67%	N/A	N/A	3.42%	N/A	N/A
Nasdaq Developed Markets Ex-US Index(1)	-19.63%	-18.62%	2.23%	N/A	N/A	11.65%	N/A	N/A
MSCI World ex USA Index	-18.76%	-16.76%	2.66%	5.37%	3.54%	14.04%	68.69%	47.64%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Developed Markets Ex-US Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	21.8%
Industrials	17.7
Energy	14.8
Financials	13.5
Consumer Discretionary	9.5
Real Estate	6.9
Consumer Staples	4.3
Utilities	4.2
Communication Services	3.2
Information Technology	3.0
Health Care	1.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Cenovus Energy, Inc.	0.8%
Suncor Energy, Inc.	0.7
MEG Energy Corp.	0.7
Crescent Point Energy Corp.	0.7
WH Group Ltd.	0.7
Imperial Oil Ltd.	0.6
Prosus N.V.	0.6
Nine Dragons Paper Holdings Ltd.	0.6
LG Corp.	0.6
ARC Resources Ltd.	0.6
Total	6.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
The First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Emerging Markets Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEM.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Emerging Markets Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (4/18/11) to 6/30/22
Fund Performance
NAV	-17.10%	-20.16%	1.71%	2.37%	0.16%	8.87%	26.41%	1.78%
Market Price	-15.90%	-19.23%	1.81%	2.42%	0.23%	9.41%	27.05%	2.64%
Index Performance
Nasdaq AlphaDEX® Emerging Markets Index(1)	-17.89%	-20.58%	2.66%	N/A	N/A	14.05%	N/A	N/A
Nasdaq Emerging Markets Index(1)	-14.90%	-21.96%	2.65%	N/A	N/A	13.97%	N/A	N/A
MSCI Emerging Markets Index	-17.63%	-25.28%	2.18%	3.06%	1.10%	11.38%	35.23%	13.03%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Emerging Markets Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets AlphaDEX® Fund (FEM) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	22.1%
Industrials	14.1
Energy	13.0
Utilities	11.2
Financials	10.4
Information Technology	10.1
Consumer Discretionary	7.2
Real Estate	4.3
Consumer Staples	3.6
Communication Services	3.0
Health Care	1.0
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
BYD Electronic International Co., Ltd.	1.7%
China Coal Energy Co., Ltd., Class H	1.5
Adaro Energy Indonesia Tbk PT	1.4
Naspers Ltd., Class N	1.4
Dongfeng Motor Group Co., Ltd., Class H	1.3
Cia Sud Americana de Vapores S.A.	1.2
Sasol Ltd.	1.2
Kunlun Energy Co., Ltd.	1.2
Greentown China Holdings Ltd.	1.2
Beijing Enterprises Holdings Ltd.	1.2
Total	13.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Germany AlphaDEX® Fund (FGM)
The First Trust Germany AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Germany Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FGM.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Germany Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (2/14/12) to 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (2/14/12) to 6/30/22
Fund Performance
NAV	-34.57%	-37.89%	-2.45%	4.27%	3.23%	-11.67%	51.93%	39.11%
Market Price	-34.48%	-37.98%	-2.48%	4.27%	3.25%	11.80%	51.96%	39.29%
Index Performance
Nasdaq AlphaDEX® Germany Index(1)	-34.81%	-38.05%	-2.13%	N/A	N/A	-10.22%	N/A	N/A
Nasdaq Germany Index(1)	-28.36%	-31.82%	-3.12%	N/A	N/A	-14.66%	N/A	N/A
MSCI Germany Index	-28.68%	-31.16%	-2.70%	3.97%	2.97%	-12.78%	47.62%	35.42%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Germany Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Germany AlphaDEX® Fund (FGM) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	21.9%
Materials	17.8
Financials	13.4
Health Care	11.8
Real Estate	8.9
Utilities	8.3
Communication Services	7.7
Industrials	5.7
Information Technology	4.5
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Talanx AG	5.1%
Bayerische Motoren Werke AG	5.0
Porsche Automobil Holding SE (Preference Shares)	4.5
Aurubis AG	4.4
Hannover Rueck SE	4.0
E.ON SE	3.9
Mercedes-Benz Group AG	3.9
LEG Immobilien SE	3.9
HeidelbergCement AG	3.7
Covestro AG	3.6
Total	42.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust United Kingdom AlphaDEX® Fund (FKU)
The First Trust United Kingdom AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® United Kingdom Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FKU.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq United Kingdom Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (2/14/12) to 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (2/14/12) to 6/30/22
Fund Performance
NAV	-26.00%	-24.31%	0.82%	4.09%	3.67%	4.15%	49.30%	45.37%
Market Price	-26.36%	-24.78%	0.81%	4.00%	3.68%	4.13%	48.07%	45.41%
Index Performance
Nasdaq AlphaDEX® United Kingdom Index(1)	-25.89%	-23.68%	1.90%	N/A	N/A	9.85%	N/A	N/A
Nasdaq United Kingdom Index(1)	-13.44%	-9.73%	1.67%	N/A	N/A	8.65%	N/A	N/A
MSCI United Kingdom Index	-8.84%	-4.00%	2.24%	3.75%	3.29%	11.74%	44.50%	39.84%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® United Kingdom Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust United Kingdom AlphaDEX® Fund (FKU) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	22.3%
Materials	14.5
Consumer Discretionary	13.3
Industrials	12.2
Communication Services	10.3
Consumer Staples	9.4
Utilities	6.3
Energy	4.1
Real Estate	3.9
Information Technology	2.9
Health Care	0.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Investec PLC	3.3%
Centrica PLC	3.1
Rio Tinto PLC	2.8
Anglo American PLC	2.7
BP PLC	2.6
Imperial Brands PLC	2.5
BT Group PLC	2.4
Frasers Group PLC	2.4
Endeavour Mining PLC	2.3
SSE PLC	2.2
Total	26.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
The First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NIFTY 50 Equal Weight Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “NFTY.” The Fund commenced trading on February 15, 2012.
The Index is an equally weighted total return index designed to provide diversified exposure to the NIFTY 50 Index, the main index for Indian equity securities. The NIFTY 50 Index is a market capitalization-weighted index comprising the 50 largest and most liquid Indian equity securities. All constituents of the NIFTY 50 Index will be included in the Index, but will be equally weighted.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (2/14/12) to 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (2/14/12) to 6/30/22
Fund Performance
NAV	-12.71%	-5.23%	4.34%	6.22%	5.21%	23.68%	82.88%	69.40%
Market Price	-12.24%	-4.80%	4.61%	6.28%	5.28%	25.29%	83.87%	70.57%
Index Performance
NIFTY 50 Equal Weight Index*	-13.40%	-4.12%	N/A	N/A	N/A	N/A	N/A	N/A
NIFTY 50 Index	-13.73%	-4.25%	7.68%	9.20%	7.29%	44.77%	141.13%	107.44%
(See Notes to Fund Performance Overview Page 34.)

*	On April 17, 2018, the Fund’s underlying index changed from the NASDAQ AlphaDEX® Taiwan Index to the Index. On July 14, 2015, the Fund’s underlying index changed from the Defined Taiwan Index to the NASDAQ AlphaDEX® Taiwan Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.

Fund Performance Overview (Unaudited) (Continued)
First Trust India NIFTY 50 Equal Weight ETF (NFTY) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	21.8%
Materials	16.0
Consumer Discretionary	13.9
Health Care	10.0
Consumer Staples	10.0
Information Technology	9.9
Energy	8.3
Utilities	4.1
Industrials	4.0
Communication Services	2.0
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Oil & Natural Gas Corp., Ltd.	2.2%
Reliance Industries Ltd.	2.1
NTPC Ltd.	2.1
Hindalco Industries Ltd.	2.1
Coal India Ltd.	2.1
Dr. Reddy’s Laboratories Ltd.	2.1
Larsen & Toubro Ltd.	2.0
ITC Ltd.	2.0
State Bank of India	2.0
Mahindra & Mahindra Ltd.	2.0
Total	20.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Switzerland AlphaDEX® Fund (FSZ)
The First Trust Switzerland AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Switzerland Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FSZ.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Switzerland Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (2/14/12) to 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (2/14/12) to 6/30/22
Fund Performance
NAV	-24.23%	-18.10%	3.69%	8.63%	7.72%	19.88%	128.91%	116.18%
Market Price	-23.72%	-17.65%	3.73%	8.66%	7.76%	20.07%	129.42%	117.04%
Index Performance
Nasdaq AlphaDEX® Switzerland Index(1)	-24.77%	-18.34%	4.07%	N/A	N/A	22.05%	N/A	N/A
Nasdaq Switzerland Index(1)	-20.54%	-13.61%	5.27%	N/A	N/A	29.26%	N/A	N/A
MSCI Switzerland Index	-19.99%	-12.68%	5.88%	8.25%	7.70%	33.05%	121.00%	115.90%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Switzerland Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Switzerland AlphaDEX® Fund (FSZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	24.0%
Industrials	18.0
Materials	14.3
Health Care	13.1
Real Estate	8.9
Consumer Staples	6.1
Consumer Discretionary	5.6
Communication Services	4.3
Utilities	3.6
Information Technology	2.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Clariant AG	5.1%
PSP Swiss Property AG	5.0
Holcim AG	4.7
Helvetia Holding AG	4.4
Swisscom AG	4.3
SFS Group AG	4.1
UBS Group AG	4.0
Swiss Prime Site AG	4.0
Cie Financiere Richemont S.A., Class A	3.9
BKW AG	3.6
Total	43.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
The First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Developed Markets Ex-US Small Cap Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FDTS.” The Fund commenced trading on February 16, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Developed Markets Ex-US Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (2/15/12) to 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (2/15/12) to 6/30/22
Fund Performance
NAV	-20.05%	-21.36%	1.27%	5.41%	4.12%	6.50%	69.31%	51.98%
Market Price	-19.57%	-21.17%	1.43%	5.53%	4.14%	7.36%	71.33%	52.27%
Index Performance
Nasdaq AlphaDEX® Developed Markets Ex-US Small Cap Index(1)	-20.14%	-21.23%	2.14%	N/A	N/A	11.16%	N/A	N/A
Nasdaq Developed Markets Ex-US Small Cap Index(1)	-21.55%	-22.70%	0.59%	N/A	N/A	2.97%	N/A	N/A
MSCI World ex-USA Small Cap Index	-23.87%	-23.02%	2.16%	6.70%	5.66%	11.29%	91.20%	77.01%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Developed Markets Ex-US Small Cap Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	21.7%
Energy	17.5
Industrials	15.7
Consumer Discretionary	12.3
Information Technology	8.2
Real Estate	6.6
Financials	6.1
Communication Services	3.7
Consumer Staples	3.5
Health Care	3.0
Utilities	1.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
OCI Co., Ltd.	0.6%
Cosmo Energy Holdings Co., Ltd.	0.6
Baytex Energy Corp.	0.6
Toho Titanium Co., Ltd.	0.6
DL Holdings Co., Ltd.	0.5
Whitehaven Coal Ltd.	0.5
BW LPG Ltd.	0.5
Grange Resources Ltd.	0.5
Enerplus Corp.	0.5
Sembcorp Industries Ltd.	0.5
Total	5.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
The First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Emerging Markets Small Cap Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEMS.” The Fund commenced trading on February 16, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Emerging Markets Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (2/15/12) to 6/30/22	5 Years Ended 6/30/22	10 Years Ended 6/30/22	Inception (2/15/12) to 6/30/22
Fund Performance
NAV	-11.76%	-20.93%	3.62%	6.32%	5.01%	19.46%	84.63%	65.99%
Market Price	-11.11%	-20.47%	3.66%	6.30%	5.07%	19.70%	84.18%	66.92%
Index Performance
Nasdaq AlphaDEX® Emerging Markets Small Cap Index(1)	-11.51%	-20.34%	5.29%	N/A	N/A	29.40%	N/A	N/A
Nasdaq Emerging Markets Small Cap Index(1)	-15.75%	-18.04%	3.75%	N/A	N/A	20.23%	N/A	N/A
MSCI Emerging Markets Small Cap Index	-20.03%	-20.72%	3.48%	4.31%	3.14%	18.65%	52.48%	37.80%
(See Notes to Fund Performance Overview Page 34.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and Nasdaq AlphaDEX® Emerging Markets Small Cap Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	19.6%
Industrials	18.4
Information Technology	11.3
Energy	10.0
Consumer Discretionary	9.8
Real Estate	8.8
Utilities	6.3
Consumer Staples	5.8
Financials	3.7
Communication Services	3.5
Health Care	2.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Inner Mongolia Yitai Coal Co., Ltd., Class B	1.4%
Pegasus Hava Tasimaciligi A.S.	1.3
Turk Hava Yollari AO	1.2
Turkiye Sise ve Cam Fabrikalari A.S.	1.2
Aygaz A.S.	1.2
Aksa Akrilik Kimya Sanayii A.S.	1.1
Turkiye Petrol Rafinerileri A.S.	1.0
Semirara Mining & Power Corp.	1.0
Arcelik A.S.	1.0
Indo Tambangraya Megah Tbk PT	1.0
Total	11.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
The First Trust Eurozone AlphaDEX® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq AlphaDEX® Eurozone Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks, depositary receipts, real estate investment trusts and preferred shares that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEUZ.” The Fund commenced trading on October 22, 2014.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq Eurozone Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/22	1 Year Ended 6/30/22	5 Years Ended 6/30/22	Inception (10/21/14) to 6/30/22	5 Years Ended 6/30/22	Inception (10/21/14) to 6/30/22
Fund Performance
NAV	-24.89%	-23.89%	-0.40%	3.44%	-2.00%	29.75%
Market Price	-24.21%	-23.86%	-0.51%	3.48%	-2.54%	30.08%
Index Performance
Nasdaq AlphaDEX® Eurozone Index	-25.06%	-23.89%	0.12%	3.95%	0.62%	34.68%
Nasdaq Eurozone Index	-24.84%	-23.86%	0.27%	2.74%	1.38%	23.08%
MSCI EMU Index	-25.23%	-24.02%	0.48%	2.57%	2.40%	21.53%
(See Notes to Fund Performance Overview Page 34.)

Nasdaq® and Nasdaq AlphaDEX® Eurozone Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Eurozone AlphaDEX® ETF (FEUZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	21.2%
Materials	14.6
Consumer Discretionary	13.4
Industrials	11.6
Energy	8.8
Utilities	8.6
Communication Services	6.5
Real Estate	5.4
Health Care	4.9
Consumer Staples	3.8
Information Technology	1.2
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Prosus N.V.	1.6%
Repsol S.A.	1.5
TotalEnergies SE	1.4
Leonardo S.p.A.	1.4
Bank of Ireland Group PLC	1.3
OCI N.V.	1.2
Jeronimo Martins SGPS S.A.	1.2
Bayerische Motoren Werke AG	1.2
Rheinmetall AG	1.2
Tenaris S.A.	1.1
Total	13.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded AlphaDEX® Fund II
Understanding Your Fund Expenses
June 30, 2022 (Unaudited)
As a shareholder of First Trust Asia Pacific ex-Japan AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Latin America AlphaDEX® Fund, First Trust Brazil AlphaDEX® Fund, First Trust China AlphaDEX® Fund, First Trust Japan AlphaDEX® Fund, First Trust Developed Markets ex-US AlphaDEX® Fund, First Trust Emerging Markets AlphaDEX® Fund, First Trust Germany AlphaDEX® Fund, First Trust United Kingdom AlphaDEX® Fund, First Trust India NIFTY 50 Equal Weight ETF, First Trust Switzerland AlphaDEX® Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund, First Trust Emerging Markets Small Cap AlphaDEX® Fund or First Trust Eurozone AlphaDEX® ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2022.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Actual	$1,000.00	$843.30	0.80%	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Europe AlphaDEX® Fund (FEP)
Actual	$1,000.00	$738.70	0.80%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Latin America AlphaDEX® Fund (FLN)
Actual	$1,000.00	$970.50	0.80%	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Brazil AlphaDEX® Fund (FBZ)
Actual	$1,000.00	$929.30	0.80%	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust China AlphaDEX® Fund (FCA)
Actual	$1,000.00	$943.20	0.80%	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

First Trust Exchange-Traded AlphaDEX® Fund II
Understanding Your Fund Expenses (Continued)
June 30, 2022 (Unaudited)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Japan AlphaDEX® Fund (FJP)
Actual	$1,000.00	$838.50	0.80%	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Actual	$1,000.00	$797.30	0.80%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Emerging Markets AlphaDEX® Fund (FEM)
Actual	$1,000.00	$829.00	0.80%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Germany AlphaDEX® Fund (FGM)
Actual	$1,000.00	$654.30	0.80%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust United Kingdom AlphaDEX® Fund (FKU)
Actual	$1,000.00	$740.00	0.80%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Actual	$1,000.00	$872.90	0.80%	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Switzerland AlphaDEX® Fund (FSZ)
Actual	$1,000.00	$757.70	0.80%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Actual	$1,000.00	$799.50	0.80%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Actual	$1,000.00	$882.40	0.80%	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Eurozone AlphaDEX® ETF (FEUZ)
Actual	$1,000.00	$751.10	0.80%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (January 1, 2022 through June 30, 2022), multiplied by 181/365 (to reflect the six-month period).

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.0%
	Australia – 27.2%
23,999	Allkem Ltd. (b)	$170,788
5,118	ALS Ltd.	37,729
11,191	Ampol Ltd.	264,413
55,755	Aurizon Holdings Ltd.	146,243
5,953	BHP Group Ltd.	169,499
16,438	BlueScope Steel Ltd.	180,407
44,531	Cleanaway Waste Management Ltd.	77,459
8,329	Computershare Ltd.	141,658
9,958	Fortescue Metals Group Ltd.	120,493
38,455	Harvey Norman Holdings Ltd.	98,477
4,878	IGO Ltd.	33,468
72,378	Incitec Pivot Ltd.	165,364
2,530	JB Hi-Fi Ltd.	67,164
19,120	Lynas Rare Earths Ltd. (b)	115,215
2,602	Mineral Resources Ltd.	86,694
25,541	Northern Star Resources Ltd.	120,587
8,599	Orica Ltd.	93,602
44,031	Origin Energy Ltd.	174,148
5,143	OZ Minerals Ltd.	63,047
64,292	Pilbara Minerals Ltd. (b)	101,625
11,927	QBE Insurance Group Ltd.	100,026
2,303	Rio Tinto Ltd.	163,257
12,933	Seven Group Holdings Ltd.	148,277
1,933	Sonic Healthcare Ltd.	44,044
68,305	South32 Ltd.	185,761
78,297	Tabcorp Holdings Ltd.	57,557
10,682	Woodside Energy Group Ltd.	234,764
1,841	Woolworths Group Ltd.	45,239
15,936	Worley Ltd.	156,637
		3,563,642
	Bermuda – 5.6%
148,907	Hopson Development Holdings Ltd.	227,342
91,000	Kerry Properties Ltd.	252,816
294,735	Nine Dragons Paper Holdings Ltd.	249,406
		729,564
	Cayman Islands – 6.2%
5,100	ASMPT Ltd.	43,319
15,245	CK Asset Holdings Ltd.	107,827
27,844	CK Hutchison Holdings Ltd.	188,245
114,496	Shimao Group Holdings Ltd. (c) (d)	64,494
325,866	WH Group Ltd. (e) (f)	251,663
63,201	Xinyi Glass Holdings Ltd.	151,583
		807,131
	Hong Kong – 3.3%
91,000	PCCW Ltd.	48,128
159,105	Sino Land Co., Ltd.	234,801
8,446	Sun Hung Kai Properties Ltd.	99,779
Shares	Description	Value

	Hong Kong (Continued)
8,500	Swire Pacific Ltd., Class A	$50,641
		433,349
	New Zealand – 1.7%
3,571	EBOS Group Ltd.	87,003
26,924	Infratil Ltd.	129,142
		216,145
	Singapore – 9.4%
27,300	City Developments Ltd.	160,149
13,900	Jardine Cycle & Carriage Ltd.	283,043
54,300	Keppel Corp., Ltd.	253,658
79,625	Olam Group Ltd.	87,116
16,900	Singapore Technologies Engineering Ltd.	49,631
4,400	United Overseas Bank Ltd.	83,135
44,400	Wilmar International Ltd.	129,112
271,300	Yangzijiang Shipbuilding Holdings Ltd.	181,609
		1,227,453
	South Korea – 41.6%
338	CJ CheilJedang Corp.	98,661
1,822	Coway Co., Ltd.	89,669
4,465	DB Insurance Co., Ltd.	210,801
3,853	Hana Financial Group, Inc.	116,771
3,473	Hanwha Solutions Corp. (b)	101,376
10,707	HMM Co., Ltd. (g)	202,859
1,303	Hyundai Engineering & Construction Co., Ltd.	41,497
1,297	Hyundai Glovis Co., Ltd.	179,306
871	Hyundai Mobis Co., Ltd.	133,494
692	Hyundai Motor Co.	96,200
7,511	Hyundai Steel Co.	185,693
11,506	Industrial Bank of Korea	85,249
1,594	Kakao Games Corp. (b) (g)	60,340
2,241	Kangwon Land, Inc. (b)	43,840
3,055	KB Financial Group, Inc.	113,292
3,374	Kia Corp.	200,870
5,512	Korea Electric Power Corp. (b)	95,730
533	Korea Zinc Co., Ltd.	200,121
6,994	KT Corp.	196,343
773	KT&G Corp.	48,938
1,106	L&F Co., Ltd. (b)	178,882
117	LG Chem Ltd.	46,497
4,085	LG Corp.	245,087
12,091	LG Display Co., Ltd. (g)	135,493
806	LG Innotek Co., Ltd.	212,612
17,834	LG Uplus Corp.	175,126
1,490	Lotte Chemical Corp.	206,562
4,607	Meritz Financial Group, Inc.	91,721
6,577	Meritz Fire & Marine Insurance Co., Ltd.	167,920
7,292	Mirae Asset Securities Co., Ltd.	37,179
1,065	POSCO Holdings, Inc.	189,065

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
378	Samsung Electro-Mechanics Co., Ltd.	$37,992
2,690	Samsung Electronics Co., Ltd.	118,092
9,530	Samsung Engineering Co., Ltd. (b)	158,173
285	Samsung Fire & Marine Insurance Co., Ltd.	44,120
3,356	SD Biosensor, Inc.	100,416
1,504	Shinhan Financial Group Co., Ltd.	42,917
2,645	SK Hynix, Inc.	185,378
3,291	SK Telecom Co., Ltd.	131,802
258	SK, Inc.	42,722
2,582	S-Oil Corp.	206,815
20,332	Woori Financial Group, Inc.	189,477
		5,445,098
	Total Common Stocks	12,422,382
	(Cost $14,084,587)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.9%
	Australia – 4.2%
4,154	Charter Hall Group	31,053
18,789	Dexus	115,166
52,956	GPT (The) Group	154,253
55,083	Mirvac Group	75,092
48,182	Stockland	120,060
36,771	Vicinity Centres	46,574
		542,198
	Singapore – 0.7%
62,000	CapitaLand Integrated Commercial Trust	96,840
	Total Real Estate Investment Trusts	639,038
	(Cost $804,046)
MONEY MARKET FUNDS – 1.0%
129,411	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (h) (i)	129,411
	(Cost $129,411)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.9%
$121,708	BNP Paribas S.A., 1.44% (h), dated 6/30/22, due 7/1/22, with a maturity value of $121,713. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 5/31/28. The value of the collateral including accrued interest is $124,398. (i)	$121,708
	(Cost $121,708)
	Total Investments – 101.8%	13,312,539
	(Cost $15,139,752)
	Net Other Assets and Liabilities – (1.8)%	(229,993)
	Net Assets – 100.0%	$13,082,546

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $64,494 or 0.5% of net assets.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $239,256 and the total value of the collateral held by the Fund is $251,119.
(h)	Rate shown reflects yield as of June 30, 2022.
(i)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$239,256
Non-cash Collateral (2)	(239,256)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$121,708
Non-cash Collateral (4)	(121,708)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
South Korean Won	40.9%
Australian Dollar	30.8
Hong Kong Dollar	14.8
Singapore Dollar	10.0
United States Dollar	1.9
New Zealand Dollar	1.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 807,131	$ 742,637	$ 64,494	$ —
Other Country Categories*	11,615,251	11,615,251	—	—
Real Estate Investment Trusts*	639,038	639,038	—	—
Money Market Funds	129,411	129,411	—	—
Repurchase Agreements	121,708	—	121,708	—
Total Investments	$ 13,312,539	$ 13,126,337	$ 186,202	$—

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.1%
	Austria – 2.2%
51,356	OMV AG	$2,408,917
129,053	Raiffeisen Bank International AG	1,398,393
11,668	Verbund AG	1,141,435
82,471	voestalpine AG	1,752,709
		6,701,454
	Belgium – 2.6%
9,878	Ackermans & van Haaren N.V.	1,475,110
3,638	D’ieteren Group	532,217
12,091	Elia Group S.A./N.V.	1,713,087
66,121	Proximus S.A.D.P.	974,585
8,434	Sofina S.A.	1,723,490
12,456	Solvay S.A.	1,009,278
5,135	UCB S.A.	433,942
		7,861,709
	Bermuda – 0.3%
95,724	Hiscox Ltd.	1,098,130
	Denmark – 1.2%
1,018	AP Moller - Maersk A.S., Class B	2,374,480
5,532	Novo Nordisk A.S., Class B	613,562
11,009	Topdanmark A.S.	572,976
		3,561,018
	Finland – 2.1%
127,887	Kojamo Oyj	2,205,956
39,357	Sampo Oyj, Class A	1,712,458
93,812	Stora Enso Oyj, Class R	1,471,213
37,563	UPM-Kymmene Oyj	1,141,954
		6,531,581
	France – 12.1%
3,855	Air Liquide S.A.	517,585
20,491	Arkema S.A.	1,823,533
62,912	AXA S.A.	1,428,014
351,547	Bollore SE	1,628,344
52,836	Bouygues S.A.	1,625,648
5,504	Capgemini SE	942,766
113,429	Carrefour S.A. (b)	2,007,085
20,532	Cie de Saint-Gobain	880,993
51,175	Credit Agricole S.A.	468,233
11,949	Eiffage S.A.	1,075,385
140,043	Engie S.A.	1,609,349
14,896	Eramet S.A.	1,547,758
37,089	Eurazeo SE	2,297,064
14,752	Ipsen S.A.	1,392,115
19,649	Nexans S.A.	1,522,717
52,043	Orange S.A.	611,922
69,999	Renault S.A. (c)	1,745,126
114,686	Rexel S.A.	1,763,718
19,084	SCOR SE	409,981
68,326	Societe Generale S.A.	1,495,771
14,666	Thales S.A.	1,798,969
Shares	Description	Value

	France (Continued)
48,410	TotalEnergies SE	$2,555,334
66,500	Valeo	1,284,014
19,151	Veolia Environnement S.A.	467,414
235,254	Vivendi SE	2,390,398
24,063	Wendel SE	2,011,041
		37,300,277
	Germany – 15.4%
25,684	Aurubis AG	1,743,051
43,051	BASF SE	1,873,413
26,914	Bayer AG	1,599,761
28,350	Bayerische Motoren Werke AG	2,182,451
321,691	Commerzbank AG (c)	2,253,958
25,556	Continental AG	1,780,964
60,763	Covestro AG (d) (e)	2,100,054
44,160	Daimler Truck Holding AG (c)	1,152,772
3,417	Deutsche Boerse AG	571,503
12,793	Deutsche Post AG	479,146
52,843	E.ON SE	443,458
50,119	Fresenius SE & Co., KGaA	1,517,892
43,136	HeidelbergCement AG	2,072,168
31,751	HUGO BOSS AG	1,675,651
101,471	K+S AG	2,465,944
9,285	KION Group AG	385,219
26,977	LEG Immobilien SE	2,236,766
43,652	Mercedes-Benz Group AG	2,526,045
31,689	Porsche Automobil Holding SE (Preference Shares)	2,096,120
8,700	Rheinmetall AG	2,008,511
70,464	RWE AG	2,590,403
396,502	Schaeffler AG (Preference Shares)	2,243,777
27,841	Talanx AG	1,059,671
225,631	Telefonica Deutschland Holding AG	647,873
143,025	thyssenkrupp AG (c)	810,867
17,865	United Internet AG	509,790
39,734	VERBIO Vereinigte BioEnergie AG	1,998,684
14,191	Volkswagen AG (Preference Shares)	1,894,921
26,335	Vonovia SE	811,374
10,800	Wacker Chemie AG	1,557,337
		47,289,544
	Greece – 0.7%
1,048,627	Eurobank Ergasias Services and Holdings S.A. (c)	926,600
33,968	Hellenic Telecommunications Organization S.A.	589,838
42,202	OPAP S.A.	603,679
		2,120,117
	Ireland – 1.4%
278,124	AIB Group PLC	633,634
479,586	Bank of Ireland Group PLC	3,031,575

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland (Continued)
15,327	CRH PLC	$530,044
		4,195,253
	Italy – 3.5%
716,738	A2A S.p.A.	910,340
107,286	Assicurazioni Generali S.p.A.	1,711,752
207,094	Banco BPM S.p.A.	589,438
22,516	De’ Longhi S.p.A.	418,587
209,527	Eni S.p.A.	2,487,332
308,804	Leonardo S.p.A.	3,131,909
35,989	Prysmian S.p.A.	988,501
71,548	Terna-Rete Elettrica Nazionale S.p.A.	561,441
		10,799,300
	Jersey – 1.6%
470,770	Glencore PLC	2,550,727
804,736	Man Group PLC	2,447,054
		4,997,781
	Luxembourg – 1.5%
95,068	ArcelorMittal S.A.	2,142,966
202,503	Tenaris S.A.	2,603,854
		4,746,820
	Netherlands – 4.5%
232,022	Aegon N.V.	1,003,713
52,768	ASR Nederland N.V.	2,132,852
7,155	BE Semiconductor Industries N.V.	343,937
19,135	Koninklijke Ahold Delhaize N.V.	498,506
177,247	Koninklijke KPN N.V.	631,722
80,360	Koninklijke Philips N.V.	1,731,004
36,442	NN Group N.V.	1,655,128
86,827	OCI N.V.	2,864,376
45,873	Prosus N.V.	3,003,577
		13,864,815
	Norway – 5.3%
81,969	Aker BP ASA	2,846,949
71,617	Aker BP ASA, SDR (c)	2,487,403
82,307	Equinor ASA	2,862,449
64,111	Kongsberg Gruppen ASA	2,297,652
200,441	Leroy Seafood Group ASA	1,423,480
259,166	Norsk Hydro ASA	1,451,374
7,761	Salmar ASA	545,650
184,141	Storebrand ASA	1,310,526
24,525	Yara International ASA	1,024,852
		16,250,335
	Portugal – 1.5%
1,811,371	Banco Espirito Santo S.A. (c) (f) (g) (h) (i)	0
193,518	Galp Energia SGPS S.A.	2,268,286
Shares	Description	Value

	Portugal (Continued)
102,548	Jeronimo Martins SGPS S.A.	$2,228,828
		4,497,114
	Spain – 6.3%
12,841	Acciona S.A.	2,361,655
106,926	Banco Bilbao Vizcaya Argentaria S.A. (b)	485,246
2,988,653	Banco de Sabadell S.A.	2,382,168
179,705	Banco Santander S.A.	506,209
209,274	Bankinter S.A.	1,305,325
362,095	CaixaBank S.A.	1,258,660
28,171	Endesa S.A. (b)	531,392
16,579	Laboratorios Farmeceuticos Rovi S.A.	1,014,640
586,404	Mapfre S.A.	1,033,626
82,045	Naturgy Energy Group S.A.	2,361,845
233,599	Repsol S.A.	3,439,441
507,770	Telefonica S.A.	2,587,156
		19,267,363
	Sweden – 8.1%
75,461	Axfood AB	2,170,940
63,003	Boliden AB	2,003,766
99,041	Castellum AB	1,272,655
124,229	Fabege AB	1,172,857
223,104	Fastighets AB Balder, Class B (c)	1,068,875
32,859	Holmen AB, Class B	1,332,701
109,446	Industrivarden AB, Class C	2,433,976
140,105	Investor AB, Class B	2,303,366
116,700	Kinnevik AB, Class B (c)	1,880,022
12,021	L E Lundbergforetagen AB, Class B	488,725
33,980	Nodrnet AB publ	444,109
72,332	Orron Energy AB (b)	49,425
67,602	Saab AB, Class B	2,792,698
683,617	Samhallsbyggnadsbolaget i Norden AB (b)	1,138,387
112,567	SKF AB, Class B (b)	1,656,085
457,731	SSAB AB, Class B	1,893,612
153,061	Telia Co., AB	586,225
84,392	Wallenstam AB	369,172
		25,057,596
	Switzerland – 6.1%
10,363	Baloise Holding AG	1,692,339
9,834	BKW AG	1,027,025
4,834	Cie Financiere Richemont S.A., Class A	514,719
141,803	Clariant AG (c)	2,700,444
7,337	DKSH Holding AG	605,620
18,903	Helvetia Holding AG	2,211,769
25,187	Holcim AG	1,077,766
21,062	Novartis AG	1,783,756
9,380	PSP Swiss Property AG	1,043,478
2,944	Sonova Holding AG	937,491

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
2,880	Swiss Life Holding AG	$1,402,818
94,306	UBS Group AG	1,520,316
4,994	Zurich Insurance Group AG	2,172,009
		18,689,550
	United Kingdom – 19.7%
169,526	3i Group PLC	2,287,545
1,095,326	abrdn PLC	2,131,345
59,253	Anglo American PLC	2,118,419
84,419	Antofagasta PLC	1,186,917
13,940	AstraZeneca PLC	1,832,669
105,394	Aviva PLC	514,852
262,486	BAE Systems PLC	2,652,690
634,890	Barclays PLC	1,183,390
360,469	Barratt Developments PLC	2,007,066
37,761	Berkeley Group Holdings PLC	1,711,791
250,846	BP PLC	1,185,693
516,763	BT Group PLC	1,171,931
31,724	Bunzl PLC	1,050,013
2,939,382	Centrica PLC (c)	2,862,488
64,005	Computacenter PLC	1,832,520
299,474	Drax Group PLC	2,344,055
114,619	Evraz PLC (f) (h)	112,862
128,273	Fresnillo PLC	1,197,333
179,206	HSBC Holdings PLC	1,168,398
172,445	IG Group Holdings PLC	1,449,479
87,695	Imperial Brands PLC	1,959,951
299,151	Investec PLC	1,619,768
1,724,014	ITV PLC	1,369,574
372,593	J Sainsbury PLC	925,257
921,636	Kingfisher PLC	2,740,820
2,000,941	Lloyds Banking Group PLC	1,030,564
11,820	London Stock Exchange Group PLC	1,098,129
638,480	M&G PLC	1,512,473
94,693	Mondi PLC	1,677,175
80,309	National Grid PLC	1,028,437
65,659	Persimmon PLC	1,489,034
30,968	Rio Tinto PLC	1,853,390
715,458	Royal Mail PLC	2,348,890
111,638	Shell PLC	2,900,041
53,848	SSE PLC	1,059,275
65,000	St. James’s Place PLC	872,348
1,440,770	Taylor Wimpey PLC	2,045,865
170,567	Tesco PLC	530,498
377,101	Vodafone Group PLC	581,426
		60,644,371
	Total Common Stocks	295,474,128
	(Cost $357,333,376)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.9%
	Belgium – 0.6%
56,992	Warehouses De Pauw CVA	1,791,743
Shares	Description	Value

	France – 0.7%
15,444	Covivio	$856,971
4,875	Gecina S.A.	454,679
19,094	ICADE	931,245
		2,242,895
	Spain – 0.2%
67,608	Inmobiliaria Colonial Socimi S.A.	432,538
	United Kingdom – 1.4%
174,944	Segro PLC	2,080,187
973,471	Tritax Big Box REIT PLC	2,150,786
		4,230,973
	Total Real Estate Investment Trusts	8,698,149
	(Cost $11,017,875)
MONEY MARKET FUNDS – 1.4%
4,310,391	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (j) (k)	4,310,391
	(Cost $4,310,391)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.3%
$4,053,844	BNP Paribas S.A., 1.44% (j), dated 6/30/22, due 7/01/22, with a maturity value of $4,054,006. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 5/31/28. The value of the collateral including accrued interest is $4,143,437. (k)	4,053,844
	(Cost $4,053,844)
	Total Investments – 101.7%	312,536,512
	(Cost $376,715,486)
	Net Other Assets and Liabilities – (1.7)%	(5,135,599)
	Net Assets – 100.0%	$307,400,913

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,034,499 and the total value of the collateral held by the Fund is $8,364,235.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $112,862 or 0.0% of net assets.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of June 30, 2022.
(k)	This security serves as collateral for securities on loan.

SDR	Swedish Depositary Receipt

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$2,034,499
Non-cash Collateral (2)	(2,034,499)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$4,053,844
Non-cash Collateral (4)	(4,053,844)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
Euro	54.3%
British Pound Sterling	22.7
Swedish Krona	8.8
Swiss Franc	6.0
Norwegian Krone	4.4
United States Dollar	2.7
Danish Krone	1.1
Total	100.0%

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ 4,497,114	$ 4,497,114	$ —	$ —**
United Kingdom	60,644,371	60,531,509	112,862	—
Other Country Categories*	230,332,643	230,332,643	—	—
Real Estate Investment Trusts*	8,698,149	8,698,149	—	—
Money Market Funds	4,310,391	4,310,391	—	—
Repurchase Agreements	4,053,844	—	4,053,844	—
Total Investments	$ 312,536,512	$ 308,369,806	$ 4,166,706	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.9%
	Bermuda – 1.7%
6,040	Credicorp Ltd.	$724,257
	Brazil – 56.5%
292,016	Atacadao S.A.	930,153
236,896	Banco do Brasil S.A.	1,510,970
89,157	Banco Santander Brasil S.A.	490,807
111,336	Braskem S.A., Class A (Preference Shares)	792,241
184,933	Caixa Seguridade Participacoes S.A.	244,884
240,010	CCR S.A.	574,635
86,575	Centrais Eletricas Brasileiras S.A.	764,269
103,379	Cia de Saneamento Basico do Estado de Sao Paulo	833,005
248,724	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	1,091,668
702,590	Cia Energetica de Minas Gerais (Preference Shares)	1,393,514
1,087,339	Cia Paranaense de Energia, Class B (Preference Shares)	1,419,050
315,801	Cia Siderurgica Nacional S.A.	931,693
139,033	Cosan S.A.	483,505
67,367	Energisa S.A.	519,401
241,685	Equatorial Energia S.A.	1,054,770
266,807	Gerdau S.A. (Preference Shares)	1,139,427
169,883	Hypera S.A.	1,234,816
119,655	Itau Unibanco Holding S.A. (Preference Shares)	518,316
611,744	Itausa S.A. (Preference Shares)	974,872
176,639	JBS S.A.	1,066,223
69,050	Petro Rio S.A. (b)	290,135
245,748	Petroleo Brasileiro S.A. (Preference Shares)	1,311,514
29,812	Suzano S.A.	283,056
91,865	Telefonica Brasil S.A.	826,064
476,884	TIM S.A.	1,162,721
68,789	Vale S.A.	1,006,312
210,958	Vibra Energia S.A.	673,573
		23,521,594
	Chile – 16.6%
3,231,913	Banco de Chile	294,082
9,605	Banco de Credito e Inversiones S.A.	281,163
18,298,776	Cia Sud Americana de Vapores S.A.	1,634,955
747,443	Empresas CMPC S.A.	1,242,141
209,427	Empresas Copec S.A.	1,545,056
108,259	Falabella S.A.	253,645
20,015	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	1,668,553
		6,919,595
Shares	Description	Value

	Colombia – 1.8%
96,655	Bancolombia S.A. (Preference Shares)	$738,061
	Mexico – 22.3%
51,013	Arca Continental S.A.B. de C.V.	336,451
1,936,214	Cemex S.A.B. de C.V., Series CPO (b)	755,826
340,005	El Puerto de Liverpool S.A.B. de C.V.	1,472,152
83,445	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	563,216
42,772	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	597,951
15,765	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	310,769
278,164	Grupo Carso S.A.B. de C.V., Series A1	1,029,274
46,135	Grupo Financiero Banorte S.A.B. de CV, Class O	257,867
496,715	Grupo Financiero Inbursa S.A.B. de C.V., Class O (b)	794,862
231,911	Grupo Mexico S.A.B. de C.V., Series B	966,531
295,099	Grupo Televisa S.A.B., Series CPO	483,528
82,367	Industrias Penoles S.A.B. de C.V.	763,931
272,488	Operadora De Sites Mexicanos S.A.B de C.V.	315,178
262,785	Orbia Advance Corp. S.A.B. de C.V.	616,795
		9,264,331
	Total Investments – 98.9%	41,167,838
	(Cost $48,463,853)
	Net Other Assets and Liabilities – 1.1%	442,117
	Net Assets – 100.0%	$41,609,955

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 41,167,838	$ 41,167,838	$ —	$ —

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.1%
	Aerospace & Defense – 1.8%
43,914	Embraer S.A. (a)	$95,993
	Banks – 9.3%
24,965	Banco Bradesco S.A. (Preference Shares)	82,049
22,668	Banco do Brasil S.A.	144,581
14,542	Banco Santander Brasil S.A.	80,053
10,405	Itau Unibanco Holding S.A. (Preference Shares)	45,072
97,644	Itausa S.A. (Preference Shares)	155,605
		507,360
	Beverages – 1.3%
28,274	Ambev S.A.	72,394
	Capital Markets – 0.8%
19,568	B3 S.A. - Brasil Bolsa Balcao	40,980
	Chemicals – 2.5%
18,913	Braskem S.A., Class A (Preference Shares)	134,581
	Containers & Packaging – 2.4%
33,981	Klabin S.A.	131,159
	Electric Utilities – 23.4%
44,835	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	196,784
64,848	Cia Energetica de Minas Gerais (Preference Shares)	128,619
169,247	Cia Paranaense de Energia, Class B (Preference Shares)	220,879
52,051	EDP - Energias do Brasil S.A.	203,989
14,739	Energisa S.A.	113,638
19,283	Equatorial Energia S.A.	84,156
53,825	Neoenergia S.A.	153,449
23,975	Transmissora Alianca de Energia Eletrica S.A.	176,922
		1,278,436
	Electrical Equipment – 0.6%
6,610	WEG S.A.	33,407
	Food & Staples Retailing – 3.9%
28,589	Atacadao S.A.	91,064
36,151	Grupo Mateus S.A. (a)	23,348
26,912	Raia Drogasil S.A.	98,732
		213,144
	Food Products – 8.2%
19,360	BRF S.A. (a)	50,273
28,721	JBS S.A.	173,365
39,509	Marfrig Global Foods S.A.	91,422
Shares	Description	Value

	Food Products (Continued)
18,989	Sao Martinho S.A.	$131,820
		446,880
	Insurance – 3.8%
21,011	BB Seguridade Participacoes S.A.	104,223
10,420	Porto Seguro S.A.	35,361
15,860	Sul America S.A.	66,974
		206,558
	Metals & Mining – 15.0%
43,615	Cia Siderurgica Nacional S.A.	128,675
129,371	CSN Mineracao S.A.	95,419
39,983	Gerdau S.A. (Preference Shares)	170,752
76,622	Metalurgica Gerdau S.A. (Preference Shares)	139,820
71,896	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	118,832
11,185	Vale S.A.	163,625
		817,123
	Oil, Gas & Consumable Fuels – 9.4%
30,151	Cosan S.A.	104,854
31,639	Petro Rio S.A. (a)	132,941
38,311	Petroleo Brasileiro S.A. (Preference Shares)	204,459
29,985	Ultrapar Participacoes S.A.	70,530
		512,784
	Paper & Forest Products – 4.0%
43,715	Dexco S.A.	82,444
14,506	Suzano S.A.	137,730
		220,174
	Personal Products – 0.4%
8,572	Natura & Co. Holding S.A.	21,981
	Pharmaceuticals – 1.0%
7,711	Hypera S.A.	56,048
	Road & Rail – 2.1%
4,113	Localiza Rent a Car S.A.	41,189
24,548	Rumo S.A.	74,909
		116,098
	Specialty Retail – 2.4%
40,746	Vibra Energia S.A.	130,099
	Textiles, Apparel & Luxury Goods – 0.4%
5,888	Alpargatas S.A. (Preference Shares)	21,534

See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Transportation Infrastructure – 0.8%
18,808	CCR S.A.	$45,030
	Water Utilities – 2.4%
16,276	Cia de Saneamento Basico do Estado de Sao Paulo	131,149
	Wireless Telecommunication Services – 2.2%
49,732	TIM S.A.	121,255
	Total Investments – 98.1%	5,354,167
	(Cost $5,172,124)
	Net Other Assets and Liabilities – 1.9%	104,810
	Net Assets – 100.0%	$5,458,977

(a)	Non-income producing security.

Country Allocation†	% of Net Assets
Brazil	98.1%
Total Investments	98.1
Net Other Assets and Liabilities	1.9
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,354,167	$ 5,354,167	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.6%
	Automobiles – 7.3%
5,772	BYD Co., Ltd., Class H	$230,974
387,880	Dongfeng Motor Group Co., Ltd., Class H	294,613
66,000	Yadea Group Holdings Ltd. (a) (b)	129,194
		654,781
	Banks – 1.5%
178,800	Bank of China Ltd., Class H	71,321
93,000	China Construction Bank Corp., Class H	62,460
		133,781
	Capital Markets – 3.9%
74,000	CITIC Securities Co., Ltd., Class H	165,412
101,600	GF Securities Co., Ltd., Class H	134,400
41,600	Guotai Junan Securities Co., Ltd., Class H (a) (b)	51,796
		351,608
	Chemicals – 1.1%
562,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	95,973
	Commercial Services & Supplies – 2.6%
402,000	China Everbright Environment Group Ltd.	237,200
	Construction & Engineering – 6.6%
37,517	China Conch Venture Holdings Ltd.	81,758
366,000	China Railway Group Ltd., Class H	226,220
260,000	China State Construction International Holdings Ltd.	287,608
		595,586
	Construction Materials – 6.9%
51,856	Anhui Conch Cement Co., Ltd., Class H	224,691
158,000	China National Building Material Co., Ltd., Class H	168,736
341,822	China Resources Cement Holdings Ltd.	229,572
		622,999
	Diversified Telecommunication Services – 1.7%
1,171,403	China Tower Corp., Ltd., Class H (a) (b)	150,777
Shares	Description	Value

	Electrical Equipment – 1.5%
115,000	Dongfang Electric Corp., Ltd., Class H	$137,763
	Electronic Equipment, Instruments & Components – 3.3%
66,450	Kingboard Holdings Ltd.	251,512
38,000	Kingboard Laminates Holdings Ltd.	46,878
		298,390
	Food Products – 2.0%
32,000	Tingyi Cayman Islands Holding Corp.	54,810
141,000	Want Want China Holdings Ltd.	122,549
		177,359
	Gas Utilities – 3.1%
343,400	Kunlun Energy Co., Ltd.	281,396
	Health Care Providers & Services – 1.6%
59,200	Sinopharm Group Co., Ltd., Class H	143,496
	Independent Power & Renewable Electricity Producers – 11.7%
479,000	China Power International Development Ltd.	303,999
97,187	China Resources Power Holdings Co., Ltd.	200,646
1,144,000	Datang International Power Generation Co., Ltd., Class H	189,529
445,022	Huadian Power International Corp., Ltd., Class H	162,202
386,000	Huaneng Power International, Inc., Class H	192,341
		1,048,717
	Insurance – 3.4%
47,000	China Taiping Insurance Holdings Co., Ltd.	57,980
236,068	PICC Property & Casualty Co., Ltd., Class H	245,491
		303,471
	Life Sciences Tools & Services – 0.6%
13,800	Genscript Biotech Corp. (c)	50,034
	Marine – 2.6%
166,490	COSCO SHIPPING Holdings Co., Ltd., Class H	232,544
	Metals & Mining – 6.8%
724,200	Angang Steel Co., Ltd., Class H	270,417

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
305,765	China Hongqiao Group Ltd.	$345,636
		616,053
	Oil, Gas & Consumable Fuels – 13.9%
335,836	China Coal Energy Co., Ltd., Class H	284,614
553,600	China Petroleum & Chemical Corp., Class H	249,045
82,753	China Shenhua Energy Co., Ltd., Class H	237,287
580,000	PetroChina Co., Ltd., Class H	276,444
64,534	Yankuang Energy Group Co., Ltd., Class H	202,316
		1,249,706
	Real Estate Management & Development – 7.0%
109,272	China Overseas Land & Investment Ltd.	345,357
30,200	China Resources Land Ltd.	140,863
73,000	Country Garden Holdings Co., Ltd.	45,213
171,300	Sunac China Holdings Ltd. (d) (e)	99,984
		631,417
	Semiconductors & Semiconductor Equipment – 1.9%
25,000	Flat Glass Group Co., Ltd., Class H (c)	87,934
20,000	Shanghai Fudan Microelectronics Group Co., Ltd., Class H (c)	79,650
		167,584
	Software – 2.5%
53,400	Shanghai Baosight Software Co., Ltd., Class B	225,241
	Specialty Retail – 1.8%
12,600	China Meidong Auto Holdings Ltd.	39,662
16,750	Zhongsheng Group Holdings Ltd.	118,152
		157,814
Shares	Description	Value

	Technology Hardware, Storage & Peripherals – 2.3%
224,000	Lenovo Group Ltd.	$209,247
	Total Investments – 97.6%	8,772,937
	(Cost $9,576,333)
	Net Other Assets and Liabilities – 2.4%	213,538
	Net Assets – 100.0%	$8,986,475

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(b)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $99,984 or 1.1% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

Country Allocation†	% of Net Assets
China	56.7%
Cayman Islands	22.7
Hong Kong	15.1
Bermuda	3.1
Total Investments	97.6
Net Other Assets and Liabilities	2.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	97.4%
United States Dollar	2.6
Total	100.0%

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Real Estate Management & Development	$ 631,417	$ 531,433	$ 99,984	$ —
Other industry categories*	8,141,520	8,141,520	—	—
Total Investments	$ 8,772,937	$ 8,672,953	$ 99,984	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Auto Components – 3.9%
12,900	Aisin Corp.	$399,322
7,400	Denso Corp.	393,125
37,700	Sumitomo Electric Industries Ltd.	416,512
		1,208,959
	Automobiles – 8.1%
17,500	Honda Motor Co., Ltd.	424,731
29,600	Isuzu Motors Ltd.	327,459
64,000	Mazda Motor Corp.	523,585
50,900	Nissan Motor Co., Ltd.	198,153
6,900	Subaru Corp.	122,637
3,200	Suzuki Motor Corp.	100,566
20,100	Toyota Motor Corp.	311,100
25,600	Yamaha Motor Co., Ltd. (a)	469,056
		2,477,287
	Banks – 2.1%
40,200	Japan Post Bank Co., Ltd.	312,581
22,600	Mitsubishi UFJ Financial Group, Inc.	121,495
19,300	Mizuho Financial Group, Inc.	219,486
		653,562
	Building Products – 1.5%
10,300	AGC, Inc. (a)	362,109
500	Daikin Industries Ltd.	80,152
		442,261
	Capital Markets – 1.4%
22,500	SBI Holdings, Inc.	440,282
	Chemicals – 6.9%
26,100	Asahi Kasei Corp.	199,289
3,200	JSR Corp.	83,019
16,600	Mitsubishi Chemical Holdings Corp.	90,170
22,800	Mitsui Chemicals, Inc.	485,643
1,600	Nitto Denko Corp.	103,538
78,300	Sumitomo Chemical Co., Ltd.	306,436
62,200	Toray Industries, Inc.	348,958
41,400	Tosoh Corp.	514,144
		2,131,197
	Commercial Services & Supplies – 2.5%
14,700	Dai Nippon Printing Co., Ltd.	317,012
26,200	Toppan, Inc.	437,761
		754,773
	Construction & Engineering – 1.6%
32,000	Kajima Corp.	367,217
4,100	Taisei Corp.	127,672
		494,889
Shares	Description	Value

	Consumer Finance – 1.3%
170,900	Acom Co., Ltd.	$399,287
	Diversified Financial Services – 2.4%
74,600	Mitsubishi HC Capital, Inc.	344,189
24,100	ORIX Corp.	404,272
		748,461
	Diversified Telecommunication Services – 0.4%
4,500	Nippon Telegraph & Telephone Corp.	129,216
	Electric Utilities – 2.4%
34,900	Chubu Electric Power Co., Inc.	351,366
39,500	Kansai Electric Power (The) Co., Inc.	391,274
		742,640
	Electrical Equipment – 1.9%
9,000	Fuji Electric Co., Ltd.	372,789
19,400	Mitsubishi Electric Corp.	207,469
		580,258
	Electronic Equipment, Instruments & Components – 2.0%
700	Hirose Electric Co., Ltd.	92,917
6,200	Ibiden Co., Ltd.	174,786
400	Keyence Corp.	136,734
1,300	Omron Corp.	66,025
4,300	Taiyo Yuden Co., Ltd.	146,101
		616,563
	Food & Staples Retailing – 0.5%
6,300	Kobe Bussan Co., Ltd.	154,389
	Food Products – 0.3%
4,100	Ajinomoto Co., Inc.	99,720
	Gas Utilities – 2.3%
22,300	Osaka Gas Co., Ltd.	426,671
13,700	Tokyo Gas Co., Ltd.	283,431
		710,102
	Health Care Equipment & Supplies – 0.2%
900	Sysmex Corp.	54,167
	Household Durables – 3.3%
21,100	Iida Group Holdings Co., Ltd.	324,866
7,100	Open House Group Co., Ltd.	282,577
11,100	Panasonic Corp.	89,705
3,900	Sony Group Corp.	318,916
		1,016,064

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates – 1.1%
2,200	Hitachi Ltd.	$104,390
6,000	Toshiba Corp.	243,882
		348,272
	Insurance – 5.0%
24,300	Dai-ichi Life Holdings, Inc.	449,536
31,500	Japan Post Holdings Co., Ltd.	224,990
15,200	Japan Post Insurance Co., Ltd.	243,213
5,800	Sompo Holdings, Inc.	255,759
9,600	T&D Holdings, Inc.	114,906
4,400	Tokio Marine Holdings, Inc.	256,288
		1,544,692
	IT Services – 3.1%
7,900	NEC Corp.	306,847
22,900	NTT Data Corp.	316,630
12,300	TIS, Inc.	322,277
		945,754
	Machinery – 6.6%
11,000	Ebara Corp.	411,851
11,000	Kubota Corp.	164,335
17,200	MINEBEA MITSUMI, Inc.	292,836
3,000	MISUMI Group, Inc.	63,237
16,000	Mitsubishi Heavy Industries Ltd.	559,552
29,000	NGK Insulators Ltd.	390,714
300	SMC Corp.	133,704
		2,016,229
	Marine – 5.6%
10,200	Kawasaki Kisen Kaisha Ltd.	620,209
24,700	Mitsui OSK Lines Ltd.	565,253
8,000	Nippon Yusen KK	546,580
		1,732,042
	Metals & Mining – 5.3%
6,600	Hitachi Metals Ltd. (b)	99,866
48,100	JFE Holdings, Inc.	506,950
37,600	Nippon Steel Corp.	526,256
16,200	Sumitomo Metal Mining Co., Ltd.	507,444
		1,640,516
	Oil, Gas & Consumable Fuels – 6.0%
131,500	ENEOS Holdings, Inc.	497,874
24,000	Idemitsu Kosan Co., Ltd.	578,420
70,600	Inpex Corp.	764,903
		1,841,197
	Paper & Forest Products – 1.4%
101,400	Oji Holdings Corp.	439,440
Shares	Description	Value

	Pharmaceuticals – 1.4%
21,300	Sumitomo Pharma Co., Ltd.	$171,273
9,000	Takeda Pharmaceutical Co., Ltd.	253,258
		424,531
	Professional Services – 1.8%
21,100	Persol Holdings Co., Ltd.	383,495
6,100	Recruit Holdings Co., Ltd.	179,610
		563,105
	Road & Rail – 0.7%
4,100	NIPPON EXPRESS HOLDINGS, Inc.	222,708
	Semiconductors & Semiconductor Equipment – 3.5%
2,600	Advantest Corp.	139,122
4,600	SCREEN Holdings Co., Ltd.	310,893
12,900	Shinko Electric Industries Co., Ltd.	332,768
900	Tokyo Electron Ltd.	293,853
		1,076,636
	Technology Hardware, Storage & Peripherals – 1.4%
15,100	Canon, Inc. (a)	343,334
6,900	Seiko Epson Corp.	97,641
		440,975
	Tobacco – 0.4%
6,100	Japan Tobacco, Inc. (a)	105,473
	Trading Companies & Distributors – 8.9%
12,000	ITOCHU Corp.	324,322
63,100	Marubeni Corp.	569,240
19,300	Mitsubishi Corp.	574,249
25,900	Mitsui & Co., Ltd.	571,621
25,000	Sumitomo Corp.	342,165
10,600	Toyota Tsusho Corp.	346,094
		2,727,691
	Wireless Telecommunication Services – 2.5%
8,400	KDDI Corp.	265,534
13,000	SoftBank Group Corp.	501,584
		767,118
	Total Common Stocks	30,690,456
	(Cost $36,941,077)
MONEY MARKET FUNDS – 1.9%
575,080	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (c) (d)	575,080
	(Cost $575,080)

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.8%
$540,852	BNP Paribas S.A., 1.44% (c), dated 6/30/22, due 7/1/22, with a maturity value of $540,874. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 5/31/28. The value of the collateral including accrued interest is $552,805. (d)	$540,852
	(Cost $540,852)
	Total Investments – 103.4%	31,806,388
	(Cost $38,057,009)
	Net Other Assets and Liabilities – (3.4)%	(1,035,035)
	Net Assets – 100.0%	$30,771,353

(a)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,071,356 and the total value of the collateral held by the Fund is $1,115,932.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2022.
(d)	This security serves as collateral for securities on loan.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$1,071,356
Non-cash Collateral (2)	(1,071,356)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$540,852
Non-cash Collateral (4)	(540,852)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Country Allocation†	% of Net Assets
Japan	99.7%
United States	3.7
Total Investments	103.4
Net Other Assets and Liabilities	(3.4)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 30,690,456	$ 30,690,456	$ —	$ —
Money Market Funds	575,080	575,080	—	—
Repurchase Agreements	540,852	—	540,852	—
Total Investments	$ 31,806,388	$ 31,265,536	$ 540,852	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.9%
	Australia – 4.9%
122,535	Allkem Ltd. (b)	$872,018
91,420	Ampol Ltd.	2,160,004
379,562	Aurizon Holdings Ltd.	995,572
45,591	BHP Group Ltd.	1,298,104
167,855	BlueScope Steel Ltd.	1,842,204
101,688	Fortescue Metals Group Ltd.	1,230,433
392,684	Harvey Norman Holdings Ltd.	1,005,596
369,543	Incitec Pivot Ltd.	844,305
65,081	Lynas Rare Earths Ltd. (b)	392,170
13,287	Mineral Resources Ltd.	442,701
260,813	Northern Star Resources Ltd.	1,231,379
224,810	Origin Energy Ltd.	889,153
218,842	Pilbara Minerals Ltd. (b)	345,918
11,760	Rio Tinto Ltd.	833,651
132,067	Seven Group Holdings Ltd.	1,514,155
418,498	South32 Ltd.	1,138,141
87,262	Woodside Energy Group Ltd.	1,917,806
54,242	Worley Ltd.	533,153
		19,486,463
	Austria – 0.8%
21,787	OMV AG	1,021,946
72,995	Raiffeisen Bank International AG	790,960
69,970	voestalpine AG	1,487,032
		3,299,938
	Belgium – 0.7%
6,840	Elia Group S.A./N.V.	969,111
7,157	Sofina S.A.	1,462,535
5,285	Solvay S.A.	428,230
		2,859,876
	Bermuda – 1.6%
1,216,267	Hopson Development Holdings Ltd. (c)	1,856,920
743,852	Kerry Properties Ltd.	2,066,572
3,010,709	Nine Dragons Paper Holdings Ltd.	2,547,676
		6,471,168
	Canada – 14.9%
46,652	Alimentation Couche-Tard, Inc.	1,819,761
93,837	AltaGas Ltd.	1,979,967
196,193	ARC Resources Ltd.	2,473,751
12,871	Aritzia, Inc. (b)	348,473
343,302	B2Gold Corp.	1,162,831
42,425	Canadian Natural Resources Ltd.	2,279,783
157,593	Cenovus Energy, Inc.	2,998,332
362,500	Crescent Point Energy Corp.	2,576,814
9,266	Dollarama, Inc.	533,558
29,629	Empire Co., Ltd., Class A	912,671
22,828	Enbridge, Inc.	964,054
3,852	Fairfax Financial Holdings, Ltd.	2,041,213
69,805	Finning International, Inc.	1,469,094
75,883	First Quantum Minerals Ltd.	1,439,608
Shares	Description	Value

	Canada (Continued)
8,533	George Weston Ltd.	$996,820
54,287	Imperial Oil Ltd.	2,559,148
3,555	Intact Financial Corp.	501,434
41,456	Keyera Corp. (c)	946,866
17,564	Loblaw Cos., Ltd.	1,584,062
155,530	Lundin Mining Corp.	985,958
192,399	MEG Energy Corp. (b)	2,663,572
48,178	Methanex Corp.	1,840,361
9,129	Metro, Inc.	489,996
25,414	Nutrien Ltd.	2,023,919
39,200	Onex Corp.	1,952,082
35,534	Parkland Corp.	965,094
41,955	Pembina Pipeline Corp. (c)	1,483,027
96,668	SSR Mining, Inc.	1,614,638
80,694	Suncor Energy, Inc.	2,831,060
65,060	Teck Resources Ltd., Class B	1,989,405
4,935	TFI International, Inc.	396,157
46,635	Tourmaline Oil Corp.	2,424,861
87,488	Turquoise Hill Resources Ltd. (b)	2,343,526
31,931	West Fraser Timber Co., Ltd.	2,450,144
317,626	Whitecap Resources, Inc. (c)	2,206,010
188,210	Yamana Gold, Inc.	875,837
		59,123,887
	Cayman Islands – 1.5%
214,529	CK Hutchison Holdings Ltd.	1,450,370
826,967	Shimao Group Holdings Ltd. (d) (e)	465,820
3,328,114	WH Group Ltd. (f) (g)	2,570,267
650,409	Xinyi Glass Holdings Ltd.	1,559,960
		6,046,417
	Denmark – 0.5%
862	AP Moller - Maersk A.S., Class B	2,010,611
	Finland – 0.6%
86,804	Kojamo Oyj	1,497,305
53,060	Stora Enso Oyj, Class R	832,117
		2,329,422
	France – 4.1%
17,383	Arkema S.A.	1,546,947
17,793	AXA S.A.	403,876
99,418	Bollore SE	460,498
14,944	Bouygues S.A.	459,794
72,177	Carrefour S.A. (c)	1,277,146
39,606	Engie S.A.	455,145
9,479	Eramet S.A.	984,908
31,467	Eurazeo SE	1,948,872
4,172	Ipsen S.A.	393,703
5,556	Nexans S.A.	430,567
39,591	Renault S.A. (b)	987,033
72,977	Rexel S.A.	1,122,289
19,324	Societe Generale S.A.	423,035

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	France (Continued)
4,148	Thales S.A.	$508,804
30,805	TotalEnergies SE	1,626,049
199,593	Vivendi SE	2,028,049
15,313	Wendel SE	1,279,769
		16,336,484
	Germany – 6.9%
21,792	Aurubis AG	1,478,919
27,393	BASF SE	1,192,037
15,221	Bayer AG	904,732
24,052	Bayerische Motoren Werke AG	1,851,581
136,461	Commerzbank AG (b)	956,127
14,455	Continental AG	1,007,350
41,241	Covestro AG (f) (g)	1,425,346
18,732	Daimler Truck Holding AG (b)	488,988
14,174	Fresenius SE & Co., KGaA	429,270
36,594	HeidelbergCement AG	1,757,904
8,979	HUGO BOSS AG	473,865
86,089	K+S AG	2,092,132
22,887	LEG Immobilien SE	1,897,648
29,629	Mercedes-Benz Group AG	1,714,565
26,884	Porsche Automobil Holding SE (Preference Shares)	1,778,285
7,380	Rheinmetall AG	1,703,772
47,826	RWE AG	1,758,184
252,297	Schaeffler AG (Preference Shares) (c)	1,427,731
26,970	VERBIO Vereinigte BioEnergie AG	1,356,634
6,020	Volkswagen AG (Preference Shares)	803,849
6,110	Wacker Chemie AG	881,049
		27,379,968
	Hong Kong – 0.6%
1,622,146	Sino Land Co., Ltd.	2,393,899
	Ireland – 0.5%
325,507	Bank of Ireland Group PLC	2,057,606
	Israel – 1.8%
48,586	Bank Leumi Le-Israel BM	431,897
305,630	Bezeq The Israeli Telecommunication Corp., Ltd.	474,245
7,192	Elbit Systems Ltd.	1,641,438
175,591	ICL Group Ltd.	1,593,060
4,508	Israel Corp., Ltd. (b)	1,981,071
26,810	Mizrahi Tefahot Bank Ltd.	886,516
		7,008,227
	Italy – 1.2%
68,265	Assicurazioni Generali S.p.A.	1,089,171
142,211	Eni S.p.A.	1,688,212
209,595	Leonardo S.p.A.	2,125,725
		4,903,108
Shares	Description	Value

	Japan – 21.8%
38,900	AGC, Inc. (c)	$1,367,578
45,800	Aisin Corp.	1,417,748
120,100	Asahi Kasei Corp.	917,037
21,200	Canon, Inc. (c)	482,031
76,800	Dai-ichi Life Holdings, Inc.	1,420,755
38,000	Dentsu, Inc. (c)	1,141,288
28,100	Ebara Corp.	1,052,093
557,300	ENEOS Holdings, Inc.	2,110,002
10,500	Fuji Electric Co., Ltd.	434,920
10,500	Hitachi Ltd.	498,224
37,900	Hitachi Transport System Ltd.	2,391,097
36,560	Honda Motor Co., Ltd.	887,324
75,800	Idemitsu Kosan Co., Ltd.	1,826,843
120,600	Iida Group Holdings Co., Ltd.	1,856,820
221,500	Inpex Corp. (c)	2,399,801
120,500	Isuzu Motors Ltd.	1,333,067
61,700	ITOCHU Corp.	1,667,555
59,900	Japan Post Insurance Co., Ltd.	958,453
148,200	JFE Holdings, Inc.	1,561,955
85,600	Kajima Corp.	982,305
55,400	Kansai Electric Power (The) Co., Inc.	548,774
39,600	Kawasaki Kisen Kaisha Ltd.	2,407,871
223,600	Marubeni Corp.	2,017,146
140,300	Mazda Motor Corp.	1,147,796
156,100	Mitsubishi Chemical Holdings Corp.	847,919
69,300	Mitsubishi Corp.	2,061,941
45,400	Mitsubishi Electric Corp.	485,520
223,800	Mitsubishi HC Capital, Inc.	1,032,568
47,700	Mitsubishi Heavy Industries Ltd.	1,668,164
385,600	Mitsubishi Motors Corp. (b)	1,304,469
96,000	Mitsui & Co., Ltd.	2,118,750
82,600	Mitsui Chemicals, Inc.	1,759,390
15,400	Mitsui High-Tec, Inc.	955,690
93,500	Mitsui OSK Lines Ltd.	2,139,722
16,100	MS&AD Insurance Group Holdings, Inc.	493,395
12,500	NEC Corp.	485,517
109,400	NGK Insulators Ltd.	1,473,933
48,600	Nikon Corp.	562,009
147,100	Nippon Steel Corp.	2,058,836
18,000	Nippon Telegraph & Telephone Corp.	516,863
29,700	Nippon Yusen KK	2,029,179
116,500	Nissan Motor Co., Ltd.	453,533
315,500	Oji Holdings Corp.	1,367,291
26,300	ORIX Corp.	441,176
30,600	Osaka Gas Co., Ltd.	585,478
61,900	SBI Holdings, Inc.	1,211,265
10,500	SCREEN Holdings Co., Ltd.	709,648
30,300	Sega Sammy Holdings, Inc.	486,390
69,300	Seiko Epson Corp.	980,660
44,100	Seven & i Holdings Co., Ltd.	1,711,930

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
32,700	Shinko Electric Industries Co., Ltd.	$843,529
28,600	Shinsei Bank Ltd.	431,066
46,000	SoftBank Group Corp.	1,774,838
158,000	Sojitz Corp.	2,237,014
35,500	Sompo Holdings, Inc.	1,565,422
340,500	Sumitomo Chemical Co., Ltd.	1,332,588
120,400	Sumitomo Corp.	1,647,868
87,200	Sumitomo Electric Industries Ltd.	963,390
41,200	Sumitomo Metal Mining Co., Ltd.	1,290,537
76,600	T&D Holdings, Inc.	916,851
17,900	Tokio Marine Holdings, Inc.	1,042,628
316,800	Tokyo Electric Power Co., Holdings, Inc. (b)	1,323,892
117,800	Toppan, Inc.	1,968,253
199,800	Toray Industries, Inc.	1,120,930
176,080	Tosoh Corp.	2,186,725
57,300	Toyota Motor Corp.	886,866
12,700	Toyota Tsusho Corp.	414,659
92,800	Yamaha Motor Co., Ltd. (c)	1,700,330
		86,417,105
	Jersey – 0.8%
399,410	Glencore PLC	2,164,084
341,373	Man Group PLC	1,038,052
		3,202,136
	Luxembourg – 0.9%
80,656	ArcelorMittal S.A.	1,818,099
137,443	Tenaris S.A.	1,767,290
		3,585,389
	Netherlands – 2.0%
22,383	ASR Nederland N.V.	904,708
51,134	Koninklijke Philips N.V.	1,101,458
20,614	NN Group N.V.	936,250
73,666	OCI N.V.	2,430,202
38,919	Prosus N.V.	2,548,257
		7,920,875
	New Zealand – 0.3%
274,933	Infratil Ltd.	1,318,728
	Norway – 2.2%
55,637	Aker BP ASA	1,932,386
34,357	Aker BP ASA, SDR (b)	1,193,288
69,830	Equinor ASA	2,428,527
40,795	Kongsberg Gruppen ASA	1,462,038
56,685	Leroy Seafood Group ASA	402,562
164,908	Norsk Hydro ASA	923,513
52,075	Storebrand ASA	370,616
		8,712,930
Shares	Description	Value

	Portugal – 0.7%
81,454	Banco Espirito Santo S.A. (b) (d) (e) (h) (i)	$0
123,138	Galp Energia SGPS S.A.	1,443,340
65,250	Jeronimo Martins SGPS S.A.	1,418,175
		2,861,515
	Singapore – 1.8%
113,800	Jardine Cycle & Carriage Ltd.	2,317,283
443,600	Keppel Corp., Ltd.	2,072,241
302,200	Wilmar International Ltd.	878,779
2,770,500	Yangzijiang Shipbuilding Holdings Ltd.	1,854,578
		7,122,881
	South Korea – 10.5%
1,724	CJ CheilJedang Corp.	503,232
18,611	Coway Co., Ltd.	915,929
27,358	DB Insurance Co., Ltd.	1,291,625
13,116	Hana Financial Group, Inc.	397,500
17,731	Hanwha Solutions Corp. (b)	517,564
87,470	HMM Co., Ltd.	1,657,241
9,935	Hyundai Glovis Co., Ltd.	1,373,485
8,894	Hyundai Mobis Co., Ltd.	1,363,144
7,063	Hyundai Motor Co.	981,879
61,365	Hyundai Steel Co.	1,517,111
58,749	Industrial Bank of Korea	435,278
10,398	KB Financial Group, Inc.	385,600
34,457	Kia Corp.	2,051,391
4,358	Korea Zinc Co., Ltd.	1,636,264
71,421	KT Corp.	2,005,003
7,899	KT&G Corp.	500,075
5,646	L&F Co., Ltd. (b)	913,170
1,197	LG Chem Ltd.	475,702
41,717	LG Corp.	2,502,891
92,604	LG Display Co., Ltd. (c)	1,037,730
8,235	LG Innotek Co., Ltd.	2,172,279
136,593	LG Uplus Corp.	1,341,313
15,213	Lotte Chemical Corp.	2,109,011
31,362	Meritz Financial Group, Inc. (c)	624,390
67,169	Meritz Fire & Marine Insurance Co., Ltd.	1,714,920
74,467	Mirae Asset Securities Co., Ltd.	379,676
10,878	POSCO Holdings, Inc.	1,931,130
18,317	Samsung Electronics Co., Ltd.	804,120
72,989	Samsung Engineering Co., Ltd. (b)	1,211,424
34,272	SD Biosensor, Inc.	1,025,468
21,608	SK Hynix, Inc.	1,514,424
33,610	SK Telecom Co., Ltd.	1,346,057
2,635	SK, Inc.	436,325
13,183	S-Oil Corp.	1,055,940
166,105	Woori Financial Group, Inc.	1,547,959
		41,676,250
	Spain – 2.0%
8,172	Acciona S.A.	1,502,955

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain (Continued)
1,901,709	Banco de Sabadell S.A.	$1,515,797
34,805	Naturgy Energy Group S.A.	1,001,938
158,550	Repsol S.A.	2,334,442
323,098	Telefonica S.A.	1,646,227
		8,001,359
	Sweden – 4.1%
48,017	Axfood AB	1,381,403
42,760	Boliden AB	1,359,952
63,021	Castellum AB (c)	809,806
35,133	Fabege AB	331,694
94,645	Fastighets AB Balder, Class B (b)	453,437
18,583	Holmen AB, Class B	753,693
92,856	Industrivarden AB, Class C	2,065,030
118,868	Investor AB, Class B	1,954,224
99,009	Kinnevik AB, Class B (b)	1,595,023
36,822	Orron Energy AB (c)	25,160
57,354	Saab AB, Class B	2,369,344
579,990	Samhallsbyggnadsbolaget i Norden AB (c)	965,823
31,835	SKF AB, Class B	468,356
388,344	SSAB AB, Class B	1,606,561
		16,139,506
	Switzerland – 1.6%
5,862	Baloise Holding AG	957,299
60,155	Clariant AG (b)	1,145,569
12,028	Helvetia Holding AG	1,407,351
10,685	Holcim AG	457,217
815	Swiss Life Holding AG	396,978
26,671	UBS Group AG	429,966
3,178	Zurich Insurance Group AG	1,382,188
		6,176,568
	United Kingdom – 6.6%
143,828	3i Group PLC	1,940,782
929,290	abrdn PLC	1,808,263
50,274	Anglo American PLC	1,797,401
23,873	Antofagasta PLC	335,650
3,943	AstraZeneca PLC	518,380
111,349	BAE Systems PLC	1,125,296
229,370	Barratt Developments PLC	1,277,116
10,679	Berkeley Group Holdings PLC	484,103
2,493,807	Centrica PLC (b)	2,428,569
27,153	Computacenter PLC	777,415
254,077	Drax Group PLC	1,988,721
97,536	IG Group Holdings PLC	819,834
24,801	Imperial Brands PLC	554,293
84,601	Investec PLC	458,076
625,542	Kingfisher PLC	1,860,277
361,129	M&G PLC	855,466
18,567	Persimmon PLC	421,068
19,704	Rio Tinto PLC	1,179,256
607,005	Royal Mail PLC	1,992,833
Shares	Description	Value

	United Kingdom (Continued)
94,714	Shell PLC	$2,460,403
611,184	Taylor Wimpey PLC	867,869
		25,951,071
	Total Common Stocks	380,793,387
	(Cost $425,654,063)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.7%
	Australia – 1.3%
191,861	Dexus	1,175,997
540,761	GPT (The) Group	1,575,158
562,482	Mirvac Group	766,800
656,009	Stockland	1,634,645
		5,152,600
	Belgium – 0.2%
24,176	Warehouses De Pauw CVA	760,057
	Canada – 1.3%
48,974	Canadian Apartment Properties REIT (c)	1,705,263
34,075	Granite Real Estate Investment Trust	2,089,979
60,023	SmartCentres Real Estate Investment Trust (c)	1,281,877
		5,077,119
	United Kingdom – 0.9%
148,423	Segro PLC	1,764,836
825,908	Tritax Big Box REIT PLC	1,824,761
		3,589,597
	Total Real Estate Investment Trusts	14,579,373
	(Cost $17,415,819)
MONEY MARKET FUNDS – 2.2%
8,652,044	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (j) (k)	8,652,044
	(Cost $8,652,044)

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 2.0%
$8,137,089	BNP Paribas S.A., 1.44% (j), dated 6/30/22, due 7/01/22, with a maturity value of $8,137,415. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 5/31/28. The value of the collateral including accrued interest is $8,316,926. (k)	$8,137,089
	(Cost $8,137,089)
	Total Investments – 103.8%	412,161,893
	(Cost $459,859,015)
	Net Other Assets and Liabilities – (3.8)%	(15,093,478)
	Net Assets – 100.0%	$397,068,415

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $14,628,668 and the total value of the collateral held by the Fund is $16,789,133.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $465,820 or 0.1% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(g)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(h)	This issuer has filed for protection in bankruptcy court.
(i)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of June 30, 2022.
(k)	This security serves as collateral for securities on loan.

SDR	Swedish Depositary Receipt

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$14,628,668
Non-cash Collateral (2)	(14,628,668)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$8,137,089
Non-cash Collateral (4)	(8,137,089)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Japanese Yen	21.0%
Euro	20.0
Canadian Dollar	15.6
South Korean Won	10.1
British Pound Sterling	7.9
Australian Dollar	6.0
Swedish Krona	4.2
United States Dollar	4.1
Hong Kong Dollar	3.6
Norwegian Krone	1.8
Singapore Dollar	1.7
Israeli Shekel	1.7
Swiss Franc	1.5
Danish Krone	0.5
New Zealand Dollar	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 6,046,417	$ 5,580,597	$ 465,820	$ —
Portugal	2,861,515	2,861,515	—	—**
Other Country Categories*	371,885,455	371,885,455	—	—
Real Estate Investment Trusts*	14,579,373	14,579,373	—	—
Money Market Funds	8,652,044	8,652,044	—	—
Repurchase Agreements	8,137,089	—	8,137,089	—
Total Investments	$ 412,161,893	$ 403,558,984	$ 8,602,909	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.1%
	Bermuda – 2.3%
2,008,270	China Gas Holdings Ltd.	$3,101,931
4,993	Credicorp Ltd.	598,711
4,918,980	Kunlun Energy Co., Ltd.	4,030,820
		7,731,462
	Brazil – 9.9%
362,165	Atacadao S.A.	1,153,597
470,085	Banco do Brasil S.A.	2,998,297
85,474	Cia de Saneamento Basico do Estado de Sao Paulo	688,731
308,471	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	1,353,902
1,045,637	Cia Energetica de Minas Gerais (Preference Shares)	2,073,912
2,697,080	Cia Paranaense de Energia, Class B (Preference Shares)	3,519,869
626,659	Cia Siderurgica Nacional S.A.	1,848,802
167,096	Energisa S.A.	1,288,313
299,742	Equatorial Energia S.A.	1,308,144
661,795	Gerdau S.A. (Preference Shares)	2,826,265
210,694	Hypera S.A.	1,531,456
758,695	Itausa S.A. (Preference Shares)	1,209,053
328,605	JBS S.A.	1,983,516
609,564	Petroleo Brasileiro S.A. (Preference Shares)	3,253,136
151,908	Telefonica Brasil S.A.	1,365,980
591,441	TIM S.A.	1,442,029
127,970	Vale S.A.	1,872,070
348,844	Vibra Energia S.A.	1,113,832
		32,830,904
	Cayman Islands – 7.4%
1,467,195	China Conch Venture Holdings Ltd.	3,197,359
2,570,259	China Hongqiao Group Ltd.	2,905,413
4,116,756	China Resources Cement Holdings Ltd.	2,764,860
184,945	China Resources Land Ltd.	862,643
2,564,705	China State Construction International Holdings Ltd.	2,837,034
1,516,560	CIFI Holdings Group Co., Ltd.	761,488
1,114,529	Country Garden Holdings Co., Ltd.	690,296
1,877,226	Greentown China Holdings Ltd.	3,889,954
330,526	Haitian International Holdings Ltd.	844,554
882,159	Kingboard Holdings Ltd.	3,338,956
1,042,094	Kingboard Laminates Holdings Ltd.	1,285,552
1,757,614	Sunac China Holdings Ltd. (b)	1,025,880
		24,403,989
Shares	Description	Value

	Chile – 3.2%
45,374,639	Cia Sud Americana de Vapores S.A.	$4,054,124
415,579	Empresas Copec S.A.	3,065,951
39,719	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	3,311,179
		10,431,254
	China – 15.6%
9,309,253	Angang Steel Co., Ltd., Class H	3,476,081
833,770	Anhui Conch Cement Co., Ltd., Class H	3,612,706
2,133,210	Bank of China Ltd., Class H	850,913
5,292,356	BBMG Corp., Class H	768,885
5,015,774	China Cinda Asset Management Co., Ltd., Class H	786,232
5,705,213	China Coal Energy Co., Ltd., Class H	4,835,049
1,140,755	China Construction Bank Corp., Class H	766,144
2,069,265	China National Building Material Co., Ltd., Class H	2,209,874
5,130,807	China Petroleum & Chemical Corp., Class H	2,308,170
3,061,663	China Railway Group Ltd., Class H	1,892,372
1,338,559	China Shenhua Energy Co., Ltd., Class H	3,838,199
15,274,277	China Tower Corp., Ltd., Class H (c) (d)	1,966,027
983,917	COSCO SHIPPING Holdings Co., Ltd., Class H	1,374,284
5,704,847	Dongfeng Motor Group Co., Ltd., Class H	4,333,090
1,027,888	Guangzhou Automobile Group Co., Ltd., Class H	994,249
1,647,311	Inner Mongolia ERDOS Resources Co., Ltd., Class B	2,895,973
819,692	Jiangsu Expressway Co., Ltd., Class H	825,249
8,534,168	Maanshan Iron & Steel Co., Ltd., Class H (e)	2,588,484
1,675,760	PICC Property & Casualty Co., Ltd., Class H	1,742,647
751,682	Sinopharm Group Co., Ltd., Class H	1,822,015
1,155,521	Yankuang Energy Group Co., Ltd., Class H	3,622,600
2,228,338	Zijin Mining Group Co., Ltd., Class H	2,729,052
2,693,639	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,438,338
		51,676,633

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Colombia – 0.2%
79,915	Bancolombia S.A. (Preference Shares)	$610,234
	Czech Republic – 0.6%
40,689	CEZ A.S.	1,832,108
	Hong Kong – 6.0%
1,081,998	Beijing Enterprises Holdings Ltd.	3,847,141
1,701,670	BYD Electronic International Co., Ltd. (e)	5,367,326
1,419,657	China Merchants Port Holdings Co., Ltd.	2,413,496
1,146,601	China Overseas Land & Investment Ltd.	3,623,860
1,575,669	Fosun International Ltd.	1,455,829
2,240,122	Sinotruk Hong Kong Ltd.	3,140,305
		19,847,957
	Hungary – 1.1%
483,357	MOL Hungarian Oil & Gas PLC	3,728,018
	India – 9.8%
129,104	Adani Enterprises Ltd.	3,581,676
351,312	Adani Power Ltd. (f)	1,169,298
1,748,062	Bank of Baroda	2,155,956
542,879	Bharat Petroleum Corp., Ltd.	2,120,028
1,253,349	GAIL India Ltd.	2,145,719
570,921	Hindalco Industries Ltd.	2,448,224
545,308	Indian Hotels Co., Ltd.	1,554,669
28,841	Info Edge India Ltd.	1,372,725
355,029	JSW Steel Ltd.	2,537,768
1,979,540	Steel Authority of India Ltd.	1,718,288
22,068	Tata Elxsi Ltd.	2,283,171
299,840	Tata Motors Ltd. (f)	1,563,508
1,089,929	Tata Power (The) Co., Ltd.	2,790,638
248,730	Tata Steel Ltd.	2,730,841
806,098	Vedanta Ltd.	2,276,233
		32,448,742
	Indonesia – 3.8%
22,908,413	Adaro Energy Indonesia Tbk PT	4,397,923
5,623,449	Astra International Tbk PT	2,500,778
780,046	Gudang Garam Tbk PT	1,632,350
964,753	United Tractors Tbk PT	1,839,167
5,518,534	Vale Indonesia Tbk PT (f)	2,092,950
		12,463,168
	Malaysia – 1.5%
429,600	Kuala Lumpur Kepong Bhd	2,138,497
2,178,100	Sime Darby Plantation Bhd	2,139,801
400,900	Tenaga Nasional Bhd	725,849
		5,004,147
	Mexico – 2.4%
3,201,803	Cemex S.A.B. de C.V., Series CPO (f)	1,249,865
Shares	Description	Value

	Mexico (Continued)
674,695	El Puerto de Liverpool S.A.B. de C.V.	$2,921,290
103,493	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	698,531
459,982	Grupo Carso S.A.B. de C.V., Series A1	1,702,044
410,694	Grupo Financiero Inbursa S.A.B. de C.V., Class O (f)	657,208
143,812	Grupo Mexico S.A.B. de C.V., Series B	599,363
		7,828,301
	Philippines – 0.7%
356,580	Manila Electric Co.	2,334,615
	Poland – 3.8%
644,131	Cyfrowy Polsat S.A.	3,050,042
82,735	KGHM Polska Miedz S.A. (f)	2,195,116
1,568,514	PGE Polska Grupa Energetyczna S.A. (f)	3,729,307
235,215	Polski Koncern Naftowy ORLEN S.A.	3,596,406
		12,570,871
	Russia – 0.1%
76,383,797	Inter RAO UES PJSC (b) (g) (h)	99,104
11,679	Magnit PJSC (b) (g) (h)	16,480
4,142,443	Magnitogorsk Iron & Steel Works PJSC (b) (g) (h)	91,167
262,800,255	RusHydro PJSC (b) (g) (h)	83,714
403,137	Tatneft PJSC (b) (g) (h)	68,795
		359,260
	Singapore – 0.3%
108,476	BOC Aviation Ltd. (c) (d)	911,708
	South Africa – 12.3%
131,695	Absa Group Ltd.	1,251,482
175,293	African Rainbow Minerals Ltd.	2,303,120
168,172	Bidvest Group (The) Ltd.	2,166,557
275,348	Discovery Ltd. (f)	2,168,088
169,819	Exxaro Resources Ltd.	2,068,673
323,739	FirstRand Ltd.	1,241,128
167,178	Impala Platinum Holdings Ltd.	1,861,398
66,000	MTN Group Ltd.	535,667
30,142	Naspers Ltd., Class N	4,386,804
107,607	Nedbank Group Ltd.	1,370,888
2,732,030	Old Mutual Ltd.	1,852,281
540,518	Pepkor Holdings Ltd. (c) (d)	635,249
1,948,462	Rand Merchant Investment Holdings Ltd.	3,334,318
251,102	Remgro Ltd.	2,005,112
868,422	Sanlam Ltd.	2,822,188
176,620	Sasol Ltd. (f)	4,035,105
158,962	Shoprite Holdings Ltd.	1,933,486
629,098	Sibanye Stillwater Ltd.	1,572,672

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Africa (Continued)
344,241	Standard Bank Group Ltd.	$3,283,342
		40,827,558
	Taiwan – 10.2%
712,692	ASE Technology Holding Co., Ltd.	1,831,257
197,493	Asustek Computer, Inc.	2,062,373
6,193,419	AU Optronics Corp.	3,395,252
1,280,619	China Development Financial Holding Corp.	633,128
1,893,803	China Steel Corp.	1,812,054
917,458	Compal Electronics, Inc.	701,975
836,322	CTBC Financial Holding Co., Ltd.	705,994
743,960	E.Sun Financial Holding Co., Ltd.	725,607
762,415	Eva Airways Corp.	811,557
728,529	Evergreen Marine Corp. Taiwan Ltd.	2,072,866
230,872	Formosa Plastics Corp.	842,471
7,317,820	Innolux Corp.	2,977,975
1,421,264	Nanya Technology Corp.	2,361,325
1,240,246	Ruentex Development Co., Ltd.	3,061,666
1,632,661	Synnex Technology International Corp.	2,921,202
197,493	Unimicron Technology Corp.	1,052,773
455,331	United Microelectronics Corp.	599,533
465,386	Wan Hai Lines Ltd.	1,862,577
1,576,146	Winbond Electronics Corp.	1,150,297
789,972	Yang Ming Marine Transport Corp.	2,186,581
		33,768,463
	Thailand – 2.8%
386,600	Jasmine Technology Solution PCL (f)	1,530,873
594,500	PTT Exploration & Production PCL	2,682,018
2,811,200	PTT Global Chemical PCL	3,617,864
741,100	PTT PCL	712,697
74,500	Siam Cement (The) PCL	788,092
		9,331,544
	Turkey – 4.1%
3,354,861	Enka Insaat ve Sanayi A.S.	3,465,157
1,940,110	Eregli Demir ve Celik Fabrikalari T.A.S.	3,154,622
210,703	Ford Otomotiv Sanayi A.S.	3,370,491
1,586,918	KOC Holding A.S.	3,479,739
		13,470,009
	Total Common Stocks	324,410,945
	(Cost $383,571,918)
Shares	Description	Value
MONEY MARKET FUNDS – 0.1%
474,319	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (i) (j)	$474,319
	(Cost $474,319)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.1%
$446,088	BNP Paribas S.A., 1.44% (i), dated 6/30/22, due 7/1/22, with a maturity value of $446,106. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 5/31/28. The value of the collateral including accrued interest is $455,947. (j)	446,088
	(Cost $446,088)
	Total Investments – 98.3%	325,331,352
	(Cost $384,492,325)
	Net Other Assets and Liabilities – 1.7%	5,495,279
	Net Assets – 100.0%	$330,826,631

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $1,385,140 or 0.4% of net assets.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $873,531 and the total value of the collateral held by the Fund is $920,407.
(f)	Non-income producing security.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of June 30, 2022.
(j)	This security serves as collateral for securities on loan.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$873,531
Non-cash Collateral (2)	(873,531)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$446,088
Non-cash Collateral (4)	(446,088)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	31.1%
South African Rand	12.5
New Taiwan Dollar	10.4
Brazilian Real	10.1
Indian Rupee	10.0
Turkish Lira	4.1
Polish Zloty	3.9
Indonesian Rupiah	3.8
Chilean Peso	3.2
Thai Baht	2.9
Mexican Peso	2.4
Malaysian Ringgit	1.5
United States Dollar	1.4
Hungarian Forint	1.1
Philippine Peso	0.7
Czech Republic Koruna	0.6
Colombian Peso	0.2
Russian Ruble	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 24,403,989	$ 23,378,109	$ 1,025,880	$ —
Russia	359,260	—	—	359,260
Thailand	9,331,544	—	9,331,544	—
Other Country Categories*	290,316,152	290,316,152	—	—
Money Market Funds	474,319	474,319	—	—
Repurchase Agreements	446,088	—	446,088	—
Total Investments	$ 325,331,352	$ 314,168,580	$ 10,803,512	$ 359,260

*	See Portfolio of Investments for country breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 investments values are based on unobservable and non-quantitative inputs.

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Air Freight & Logistics – 0.8%
3,758	Deutsche Post AG	$140,751
	Auto Components – 4.4%
4,564	Continental AG	318,059
87,431	Schaeffler AG (Preference Shares)	494,766
		812,825
	Automobiles – 16.8%
12,005	Bayerische Motoren Werke AG	924,174
12,573	Mercedes-Benz Group AG	727,572
12,731	Porsche Automobil Holding SE (Preference Shares)	842,112
4,788	Volkswagen AG (Preference Shares)	639,341
		3,133,199
	Banks – 1.2%
31,762	Commerzbank AG (a)	222,543
	Chemicals – 7.6%
10,317	BASF SE	448,956
19,599	Covestro AG (b) (c)	677,369
10,644	FUCHS PETROLUB SE (Preference Shares)	296,706
		1,423,031
	Construction Materials – 3.7%
14,278	HeidelbergCement AG	685,887
	Diversified Telecommunication Services – 5.0%
13,034	Deutsche Telekom AG	258,783
174,074	Telefonica Deutschland Holding AG	499,833
6,081	United Internet AG	173,526
		932,142
	Health Care Equipment & Supplies – 4.1%
2,299	Carl Zeiss Meditec AG	274,412
1,428	Sartorius AG (Preference Shares)	498,924
		773,336
	Health Care Providers & Services – 2.9%
3,718	Fresenius Medical Care AG & Co., KGaA	185,580
12,003	Fresenius SE & Co., KGaA	363,520
		549,100
	Independent Power & Renewable Electricity Producers – 4.4%
11,896	RWE AG	437,322
Shares	Description	Value

	Independent Power & Renewable Electricity Producers (Continued)
25,414	Uniper SE	$377,384
		814,706
	Industrial Conglomerates – 0.8%
1,392	Siemens AG	141,630
	Insurance – 12.2%
5,128	Hannover Rueck SE	744,283
2,447	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	574,924
24,972	Talanx AG	950,473
		2,269,680
	Machinery – 3.4%
13,254	GEA Group AG	456,826
4,404	KION Group AG	182,715
		639,541
	Metals & Mining – 6.4%
12,063	Aurubis AG	818,658
65,817	thyssenkrupp AG (a)	373,144
		1,191,802
	Multi-Utilities – 3.9%
87,130	E.ON SE	731,193
	Pharmaceuticals – 4.7%
4,758	Dermapharm Holding SE	236,842
3,744	Merck KGaA	631,687
		868,529
	Real Estate Management & Development – 8.8%
22,981	Deutsche Wohnen SE	528,380
8,658	LEG Immobilien SE	717,868
13,142	Vonovia SE	404,901
		1,651,149
	Road & Rail – 0.7%
1,365	Sixt SE	139,970
	Semiconductors & Semiconductor Equipment – 2.0%
15,637	Infineon Technologies AG	378,371
	Software – 2.4%
7,534	Nemetschek SE	456,030
	Textiles, Apparel & Luxury Goods – 0.7%
1,976	Puma SE	130,126

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 2.7%
26,535	1&1 AG	$500,532
	Total Investments – 99.6%	18,586,073
	(Cost $28,841,075)
	Net Other Assets and Liabilities – 0.4%	70,445
	Net Assets – 100.0%	$18,656,518

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Country Allocation†	% of Net Assets
Germany	99.6%
Total Investments	99.6
Net Other Assets and Liabilities	0.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,586,073	$ 18,586,073	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.7%
	Aerospace & Defense – 0.8%
56,007	BAE Systems PLC	$566,008
	Air Freight & Logistics – 1.5%
304,273	Royal Mail PLC	998,946
	Banks – 6.6%
493,995	Barclays PLC	920,772
68,633	HSBC Holdings PLC	447,477
2,576,768	Lloyds Banking Group PLC	1,327,138
272,861	NatWest Group PLC	725,091
137,343	Standard Chartered PLC	1,034,223
		4,454,701
	Capital Markets – 10.7%
106,254	3i Group PLC	1,433,767
639,111	abrdn PLC	1,243,617
113,625	IG Group Holdings PLC	955,070
14,035	Intermediate Capital Group PLC	223,640
408,037	Investec PLC	2,209,337
91,453	St. James’s Place PLC	1,227,366
		7,292,797
	Chemicals – 1.4%
12,171	Croda International PLC	958,876
	Containers & Packaging – 0.8%
160,461	DS Smith PLC	541,648
	Distributors – 1.7%
135,426	Inchcape PLC	1,146,560
	Diversified Telecommunication Services – 2.4%
726,450	BT Group PLC	1,647,465
	Electric Utilities – 2.2%
74,693	SSE PLC	1,469,328
	Electronic Equipment, Instruments & Components – 0.7%
19,245	Halma PLC	470,647
	Food & Staples Retailing – 4.8%
334,942	J Sainsbury PLC	831,759
665,350	Marks & Spencer Group PLC (a)	1,097,456
424,869	Tesco PLC	1,321,428
		3,250,643
	Hotels, Restaurants & Leisure – 1.2%
37,520	Greggs PLC	825,769
	Household Durables – 4.0%
82,333	Barratt Developments PLC	458,424
36,921	Bellway PLC	964,497
6,449	Berkeley Group Holdings PLC	292,348
Shares	Description	Value

	Household Durables (Continued)
21,563	Persimmon PLC	$489,012
350,910	Taylor Wimpey PLC	498,285
		2,702,566
	Insurance – 4.9%
227,823	Aviva PLC	1,112,921
220,734	Direct Line Insurance Group PLC	676,317
414,015	Legal & General Group PLC	1,207,033
47,141	Phoenix Group Holdings PLC	338,799
		3,335,070
	Interactive Media & Services – 1.2%
83,223	Auto Trader Group PLC (b) (c)	562,256
38,733	Rightmove PLC	267,999
		830,255
	IT Services – 1.3%
31,745	Computacenter PLC	908,888
	Media – 4.7%
24,119	Future PLC	505,874
278,538	ITV PLC	221,273
150,648	Pearson PLC	1,375,012
110,022	WPP PLC	1,104,385
		3,206,544
	Metals & Mining – 11.8%
51,580	Anglo American PLC	1,844,094
23,005	Antofagasta PLC	323,446
73,754	Endeavour Mining PLC	1,528,068
153,120	Evraz PLC (d) (e)	150,773
103,469	Fresnillo PLC	965,806
246,372	Glencore PLC	1,334,893
31,721	Rio Tinto PLC	1,898,456
		8,045,536
	Multiline Retail – 0.6%
97,137	B&M European Value Retail S.A.	433,604
	Multi-Utilities – 3.6%
2,153,313	Centrica PLC (a)	2,096,982
29,055	National Grid PLC	372,078
		2,469,060
	Oil, Gas & Consumable Fuels – 4.1%
372,676	BP PLC	1,761,556
37,973	Shell PLC	986,431
		2,747,987
	Paper & Forest Products – 0.4%
16,863	Mondi PLC	298,673

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals – 0.8%
5,783	Dechra Pharmaceuticals PLC	$243,431
13,877	Hikma Pharmaceuticals PLC	273,236
		516,667
	Professional Services – 1.1%
25,434	Experian PLC	744,917
	Software – 0.8%
72,232	Sage Group (The) PLC	558,167
	Specialty Retail – 5.3%
199,691	Frasers Group PLC (a)	1,617,723
424,137	JD Sports Fashion PLC	595,813
455,105	Kingfisher PLC	1,353,420
		3,566,956
	Textiles, Apparel & Luxury Goods – 0.5%
16,942	Burberry Group PLC	338,432
	Tobacco – 4.6%
33,794	British American Tobacco PLC	1,447,832
76,195	Imperial Brands PLC	1,702,930
		3,150,762
	Trading Companies & Distributors – 8.8%
10,364	Ashtead Group PLC	433,868
42,693	Bunzl PLC	1,413,069
45,632	Diploma PLC	1,237,606
11,748	Ferguson PLC	1,313,961
68,336	Howden Joinery Group PLC	501,275
76,598	RS GROUP PLC	810,280
19,809	Travis Perkins PLC	233,322
		5,943,381
	Water Utilities – 0.5%
10,449	Severn Trent PLC	345,845
	Wireless Telecommunication Services – 1.9%
822,886	Vodafone Group PLC	1,268,752
	Total Common Stocks	65,035,450
	(Cost $84,497,934)
REAL ESTATE INVESTMENT TRUSTS – 3.9%
	Equity Real Estate Investment Trusts – 3.9%
107,179	Segro PLC	1,274,421
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
618,321	Tritax Big Box REIT PLC	$1,366,118
	Total Real Estate Investment Trusts	2,640,539
	(Cost $3,766,212)
	Total Investments – 99.6%	67,675,989
	(Cost $88,264,146)
	Net Other Assets and Liabilities – 0.4%	258,193
	Net Assets – 100.0%	$67,934,182

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $150,773 or 0.2% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

Country Allocation†	% of Net Assets
United Kingdom	92.4%
Jersey	6.6
Luxembourg	0.6
Total Investments	99.6
Net Other Assets and Liabilities	0.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Metals & Mining	$ 8,045,536	$ 7,894,763	$ 150,773	$ —
Other industry categories*	56,989,914	56,989,914	—	—
Real Estate Investment Trusts*	2,640,539	2,640,539	—	—
Total Investments	$ 67,675,989	$ 67,525,216	$ 150,773	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.2%
	Automobiles – 12.0%
19,448	Bajaj Auto Ltd.	$912,798
26,364	Eicher Motors Ltd.	932,859
27,252	Hero MotoCorp Ltd.	938,520
69,358	Mahindra & Mahindra Ltd.	960,065
8,888	Maruti Suzuki India Ltd.	953,345
181,166	Tata Motors Ltd. (a)	944,685
		5,642,272
	Banks – 12.0%
117,868	Axis Bank Ltd. (a)	950,437
55,368	HDFC Bank Ltd.	945,089
104,682	ICICI Bank Ltd.	937,429
91,188	IndusInd Bank Ltd.	917,220
44,393	Kotak Mahindra Bank Ltd.	933,758
162,822	State Bank of India	960,572
75,422	YES Bank Ltd. Lock-In (a) (b) (c)	12,081
		5,656,586
	Chemicals – 3.9%
26,620	Asian Paints Ltd.	908,497
114,280	UPL Ltd.	915,137
		1,823,634
	Construction & Engineering – 2.1%
48,895	Larsen & Toubro Ltd.	964,774
	Construction Materials – 6.0%
55,654	Grasim Industries Ltd.	930,767
3,931	Shree Cement Ltd.	946,243
13,505	UltraTech Cement Ltd.	958,898
		2,835,908
	Consumer Finance – 1.9%
13,312	Bajaj Finance Ltd.	910,335
	Diversified Financial Services – 1.9%
6,476	Bajaj Finserv Ltd.	896,439
	Electric Utilities – 2.0%
354,968	Power Grid Corp. of India Ltd.	952,455
	Food Products – 6.0%
21,709	Britannia Industries Ltd.	952,890
4,326	Nestle India Ltd.	956,981
102,952	Tata Consumer Products Ltd.	920,829
		2,830,700
	Health Care Providers & Services – 2.0%
19,790	Apollo Hospitals Enterprise Ltd.	923,061
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 2.1%
542,191	NTPC Ltd.	$981,090
	Insurance – 4.0%
134,576	HDFC Life Insurance Co., Ltd. (d) (e)	937,248
69,239	SBI Life Insurance Co., Ltd. (d) (e)	948,291
		1,885,539
	IT Services – 10.0%
75,672	HCL Technologies Ltd.	932,575
50,925	Infosys Ltd.	942,698
22,655	Tata Consultancy Services Ltd.	937,240
74,557	Tech Mahindra Ltd.	944,088
176,732	Wipro Ltd.	931,075
		4,687,676
	Life Sciences Tools & Services – 2.0%
20,442	Divi’s Laboratories Ltd.	939,728
	Metals & Mining – 6.1%
227,590	Hindalco Industries Ltd.	975,952
131,363	JSW Steel Ltd.	938,990
86,528	Tata Steel Ltd.	950,003
		2,864,945
	Oil, Gas & Consumable Fuels – 8.3%
238,392	Bharat Petroleum Corp., Ltd.	930,958
412,488	Coal India Ltd.	969,423
530,696	Oil & Natural Gas Corp., Ltd.	1,018,418
30,126	Reliance Industries Ltd.	990,174
		3,908,973
	Personal Products – 1.9%
32,359	Hindustan Unilever Ltd.	913,989
	Pharmaceuticals – 6.1%
80,542	Cipla Ltd.	935,429
17,381	Dr. Reddy’s Laboratories Ltd.	967,028
89,862	Sun Pharmaceutical Industries Ltd.	945,131
		2,847,588
	Textiles, Apparel & Luxury Goods – 1.9%
36,805	Titan Co., Ltd.	904,716
	Thrifts & Mortgage Finance – 2.0%
34,220	Housing Development Finance Corp., Ltd.	940,663
	Tobacco – 2.0%
278,175	ITC Ltd.	963,384

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Transportation Infrastructure – 2.0%
109,187	Adani Ports & Special Economic Zone Ltd.	$929,173
	Wireless Telecommunication Services – 2.0%
109,794	Bharti Airtel Ltd. (a)	952,273
	Total Investments – 100.2%	47,155,901
	(Cost $46,854,745)
	Net Other Assets and Liabilities – (0.2)%	(74,069)
	Net Assets – 100.0%	$47,081,832

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(c)	This security has a lock-in period of 3 years from commencement of the YES Bank Ltd. Reconstruction Scheme 2020 (the “Scheme”), which was effective March 13, 2020. Shares to the extent of 75% held by existing shareholders as on the date of commencement of the Scheme are locked in for a period of three years. The lock-in period does not apply to shareholders holding less than 100 shares (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Country Allocation†	% of Net Assets
India	100.2%
Total Investments	100.2
Net Other Assets and Liabilities	(0.2)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 47,155,901	$ 47,155,901	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.2%
	Banks – 1.1%
5,502	Banque Cantonale Vaudoise	$431,676
	Building Products – 1.8%
2,016	Belimo Holding AG	709,554
	Capital Markets – 7.4%
43,914	Credit Suisse Group AG	249,321
12,740	Julius Baer Group Ltd.	587,723
256	Partners Group Holding AG	230,672
94,918	UBS Group AG	1,530,182
4,873	Vontobel Holding AG	342,511
		2,940,409
	Chemicals – 9.3%
102,536	Clariant AG (a)	1,952,658
385	EMS-Chemie Holding AG	286,537
81	Givaudan S.A.	284,834
5,122	Sika AG	1,180,370
		3,704,399
	Construction Materials – 4.5%
41,892	Holcim AG	1,792,582
	Diversified Telecommunication Services – 4.2%
3,029	Swisscom AG	1,673,383
	Electric Utilities – 3.5%
13,142	BKW AG	1,372,500
	Electrical Equipment – 2.2%
33,493	ABB Ltd.	893,240
	Food Products – 6.0%
93	Chocoladefabriken Lindt & Spruengli AG	945,928
1,086	Emmi AG	1,057,958
3,058	Nestle S.A.	356,972
		2,360,858
	Health Care Equipment & Supplies – 5.9%
14,481	Alcon, Inc.	1,011,463
1,091	Sonova Holding AG	347,419
8,050	Straumann Holding AG	966,776
		2,325,658
	Insurance – 14.8%
7,841	Baloise Holding AG	1,280,482
14,509	Helvetia Holding AG	1,697,643
2,792	Swiss Life Holding AG	1,359,954
8,633	Swiss Re AG	669,009
1,949	Zurich Insurance Group AG	847,667
		5,854,755
	Life Sciences Tools & Services – 2.0%
5,439	Bachem Holding AG	378,021
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
1,401	Tecan Group AG	$406,806
		784,827
	Machinery – 10.6%
1,730	Bucher Industries AG	601,645
4,842	Daetwyler Holding AG	1,000,201
15,434	SFS Group AG	1,560,133
4,287	VAT Group AG (b) (c)	1,022,072
		4,184,051
	Pharmaceuticals – 4.8%
14,561	Novartis AG	1,233,182
2,055	Roche Holding AG	685,717
		1,918,899
	Professional Services – 2.9%
33,443	Adecco Group AG	1,136,428
	Real Estate Management & Development – 8.7%
17,132	PSP Swiss Property AG	1,905,848
17,385	Swiss Prime Site AG	1,525,160
		3,431,008
	Technology Hardware, Storage & Peripherals – 2.0%
15,200	Logitech International S.A.	794,033
	Textiles, Apparel & Luxury Goods – 5.5%
14,225	Cie Financiere Richemont S.A., Class A	1,514,661
2,791	Swatch Group (The) AG	662,192
		2,176,853
	Total Investments – 97.2%	38,485,113
	(Cost $46,544,300)
	Net Other Assets and Liabilities – 2.8%	1,088,798
	Net Assets – 100.0%	$39,573,911

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Country Allocation†	% of Net Assets
Switzerland	97.2%
Total Investments	97.2
Net Other Assets and Liabilities	2.8
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 38,485,113	$ 38,485,113	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 93.4%
	Australia – 6.6%
3,156	AGL Energy Ltd.	$17,972
6,871	Aussie Broadband Ltd. (b)	15,698
15,670	Beach Energy Ltd.	18,658
37,877	BrainChip Holdings Ltd. (b) (c)	20,916
2,001	Brickworks Ltd.	25,607
1,805	Challenger Ltd.	8,522
6,240	Champion Iron Ltd.	23,216
2,523	Deterra Royalties Ltd.	7,384
1,834	Elders Ltd.	15,938
46,585	Firefinch Ltd. (b) (d)	6,431
7,167	GrainCorp Ltd., Class A	47,046
54,882	Grange Resources Ltd.	47,921
3,237	Iluka Resources Ltd.	21,092
5,367	Metcash Ltd.	15,707
3,338	Monadelphous Group Ltd.	22,925
18,856	New Hope Corp., Ltd.	45,033
5,774	Nufarm Ltd.	20,286
3,375	Orora Ltd.	8,503
24,865	Perseus Mining Ltd.	27,204
16,922	Ramelius Resources Ltd.	10,162
4,290	Sandfire Resources Ltd.	13,177
71,669	Seven West Media Ltd. (b)	20,283
2,826	Sims Ltd.	26,743
5,152	Uniti Group Ltd. (b)	17,496
15,554	Viva Energy Group Ltd. (e) (f)	31,028
19,494	West African Resources Ltd. (b)	16,282
14,679	Whitehaven Coal Ltd.	49,040
		600,270
	Austria – 0.7%
653	AT&S Austria Technologie & Systemtechnik AG	34,900
293	CA Immobilien Anlagen AG	9,288
215	DO & CO AG (b)	17,912
		62,100
	Belgium – 1.4%
695	Bekaert S.A.	22,622
1,367	bpost S.A.	8,072
602	Gimv N.V.	33,247
1,025	KBC Ancora	37,617
1,903	Recticel S.A.	28,398
		129,956
	Bermuda – 3.4%
6,617	BW LPG Ltd. (e) (f)	48,974
100,000	Concord New Energy Group Ltd.	9,940
44,250	First Pacific Co., Ltd.	17,143
1,301	FLEX LNG Ltd.	35,980
2,930	Golden Ocean Group Ltd.	34,061
11,679	Gulf Keystone Petroleum Ltd.	36,964
8,000	Luk Fook Holdings International Ltd.	20,543
6,585	Odfjell Drilling Ltd. (b)	15,510
87,917	Pacific Basin Shipping Ltd.	33,613
Shares	Description	Value

	Bermuda (Continued)
33,000	PAX Global Technology Ltd.	$25,696
53,333	Skyworth Group Ltd.	26,372
		304,796
	Canada – 14.3%
6,560	Advantage Energy Ltd. (b)	40,771
794	Ag Growth International, Inc.	18,314
1,131	Alaris Equity Partners Income	14,533
948	Altius Minerals Corp.	13,360
10,484	Baytex Energy Corp. (b)	50,905
5,468	Birchcliff Energy Ltd.	37,170
2,218	Canfor Corp. (b)	38,684
7,479	Cardinal Energy Ltd.	42,008
891	Cascades, Inc.	7,012
2,306	Celestica, Inc. (b)	22,429
12,157	Copper Mountain Mining Corp. (b)	16,056
4,646	Corus Entertainment, Inc., Class B	12,741
4,291	Doman Building Materials Group Ltd. (c)	20,902
6,128	Dundee Precious Metals, Inc.	30,516
1,986	Energy Fuels, Inc. (b)	9,782
3,607	Enerplus Corp.	47,666
5,537	Equinox Gold Corp. (b)	24,691
2,396	Freehold Royalties Ltd.	23,714
3,943	Frontera Energy Corp. (b)	31,705
1,828	Gibson Energy, Inc.	33,856
313	Hardwoods Distribution, Inc.	6,872
6,895	Headwater Exploration, Inc. (b)	28,979
3,491	Hudbay Minerals, Inc.	14,238
1,643	Interfor Corp. (b)	33,110
6,782	Kelt Exploration Ltd. (b)	32,245
617	Linamar Corp.	26,143
2,566	Mullen Group Ltd.	22,506
15,103	New Gold, Inc. (b)	16,075
5,406	NuVista Energy Ltd. (b)	43,342
5,157	Obsidian Energy Ltd. (b)	39,823
16,503	OceanGold Corp. (b)	31,667
1,831	Paramount Resources Ltd., Class A	43,727
891	Parex Resources, Inc.	15,090
2,239	Pason Systems, Inc.	25,378
4,506	Peyto Exploration & Development Corp.	42,147
1,322	PrairieSky Royalty Ltd.	16,648
370	Precision Drilling Corp. (b)	23,775
1,380	Russel Metals, Inc.	27,896
1,134	Sandstorm Gold Ltd.	6,731
4,280	Secure Energy Services, Inc.	19,950
182	Sprott, Inc.	6,323
1,099	Stelco Holdings, Inc.	27,475
9,216	Tamarack Valley Energy Ltd.	31,002
1,094	Topaz Energy Corp.	17,262
2,912	Torex Gold Resources, Inc. (b)	22,487

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Canada (Continued)
15,360	Trican Well Service Ltd. (b)	$44,032
1,499	Uni-Select, Inc. (b)	33,306
2,177	Vermilion Energy, Inc. (c)	41,436
1,437	Victoria Gold Corp. (b)	11,153
1,457	Wesdome Gold Mines Ltd. (b)	12,621
		1,300,254
	Cayman Islands – 2.2%
60,000	China High Speed Transmission Equipment Group Co., Ltd. (b)	35,556
52,500	Lee & Man Paper Manufacturing Ltd.	22,547
24,000	PC Partner Group Ltd.	21,777
37,000	Texhong Textile Group Ltd.	39,137
128,000	Truly International Holdings Ltd.	39,150
69,500	United Laboratories International Holdings (The) Ltd.	41,186
		199,353
	Denmark – 0.8%
1,294	D/S Norden A/S	44,850
88	Solar A/S, B Shares	7,513
530	Sydbank AS	16,219
		68,582
	Finland – 0.4%
8,463	Outokumpu OYJ	34,996
	France – 1.6%
23,812	CGG S.A. (b)	20,702
866	Derichebourg S.A.	4,991
364	IPSOS	17,280
258	Nexity S.A.	6,895
218	PEUGEOT INVEST	19,761
483	Quadient S.A.	8,240
540	Societe BIC S.A.	29,540
49	Sopra Steria Group SACA	7,322
2,800	Television Francaise 1	19,821
535	Vicat S.A.	14,745
		149,297
	Germany – 1.4%
134	2G Energy AG	12,708
544	Bilfinger SE	15,894
492	Draegerwerk AG & Co., KGaA (Preference Shares)	25,599
952	ElringKlinger AG	7,178
6,881	Heidelberger Druckmaschinen AG (b)	10,276
3,354	Kloeckner & Co., SE	25,553
972	Salzgitter AG	23,652
800	TAG Immobilien AG	9,130
		129,990
Shares	Description	Value

	Greece – 0.6%
3,231	FF Group (b) (d) (g) (h)	$8,126
1,318	LAMDA Development S.A. (b)	7,735
1,752	Motor Oil Hellas Corinth Refineries S.A.	32,405
554	Mytilineos S.A.	8,128
		56,394
	Isle Of Man (U.K.) – 0.3%
4,695	Playtech PLC (b)	30,948
	Israel – 3.8%
4,750	Cellcom Israel Ltd. (b)	23,390
2,370	Delek Automotive Systems Ltd.	25,783
63	Delek Group Ltd. (b)	8,205
534	Delta Galil Industries Ltd.	26,203
615	Electra Consumer Products 1970 Ltd.	25,829
37	Electra Ltd.	20,554
57	Fox Wizel Ltd.	6,470
3,734	Harel Insurance Investments & Financial Services Ltd.	36,368
3,694	Isracard Ltd.	13,167
1,848	Menora Mivtachim Holdings Ltd. (b)	33,924
25,536	Migdal Insurance & Financial Holding Ltd.	37,921
114,502	Oil Refineries Ltd.	40,943
1,098	Partner Communications Co., Ltd. (b)	7,802
311	Paz Oil Co., Ltd. (b)	37,253
		343,812
	Italy – 1.1%
6,043	Anima Holding S.p.A (e) (f)	22,152
1,951	Buzzi Unicem S.p.A	31,916
16,697	OVS S.p.A. (e) (f)	27,226
11,784	Saras S.p.A. (b)	17,128
		98,422
	Japan – 24.7%
1,200	ADEKA Corp.	20,722
2,200	Alpen Co., Ltd. (c)	32,770
1,000	Asahi Holdings, Inc.	15,706
1,500	Belluna Co., Ltd.	8,236
1,400	BML, Inc.	36,372
6,400	Citizen Watch Co., Ltd.	26,038
2,100	Cosmo Energy Holdings Co., Ltd.	58,196
900	Daido Steel Co., Ltd.	23,183
2,100	Daiki Aluminium Industry Co., Ltd.	18,527
600	DeNA Co., Ltd.	8,353
1,000	Dowa Holdings Co., Ltd.	33,203
300	Eizo Corp.	8,336
1,300	Electric Power Development Co., Ltd.	21,501

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
2,100	Exedy Corp.	$26,637
3,300	FCC Co., Ltd.	32,786
3,900	Financial Products Group Co., Ltd.	26,042
400	Fujitec Co., Ltd.	8,859
400	FULLCAST Holdings Co., Ltd.	6,406
5,100	Gree, Inc.	30,973
300	Gunze Ltd.	8,137
1,100	H.U. Group Holdings, Inc.	23,908
1,000	Hanwa Co., Ltd.	20,924
2,300	Hokkaido Electric Power Co., Inc.	8,391
8,000	Hokuetsu Corp.	41,274
3,800	Hosiden Corp.	34,589
5,400	Iino Kaiun Kaisha Ltd.	27,223
2,700	Inabata & Co., Ltd.	44,098
1,100	Itochu Enex Co., Ltd.	8,545
3,000	JAFCO Group Co., Ltd.	36,173
1,300	Japan Petroleum Exploration Co., Ltd.	30,708
800	JGC Corp.	10,342
1,400	Kaga Electronics Co., Ltd.	31,265
1,100	Kanamoto Co., Ltd.	15,607
600	Kaneka Corp.	14,770
1,400	Kintetsu World Express, Inc.	43,028
5,600	Kobe Steel Ltd.	25,466
800	Komeri Co., Ltd.	15,548
1,100	Kuraray Co., Ltd.	8,878
300	Kureha Corp.	21,160
1,900	KYB Corp.	43,341
800	Macnica Fuji Electronics Holdings, Inc.	15,419
400	Maruichi Steel Tube Ltd.	8,455
400	Matsuda Sangyo Co., Ltd.	5,914
1,500	Megachips Corp.	34,880
300	Meiko Electronics Co., Ltd.	7,031
600	Mirait Holdings Corp.	7,062
500	Mitsubishi Gas Chemical Co., Inc.	7,204
1,600	Mitsubishi Materials Corp.	22,901
1,700	Mitsui Mining & Smelting Co., Ltd.	39,718
300	Nabtesco Corp. (c)	7,009
1,700	NGK Spark Plug Co., Ltd.	30,860
1,300	NHK Spring Co., Ltd.	8,556
900	Nichiha Corp.	17,512
500	Nikkon Holdings Co., Ltd.	7,927
400	Nippon Electric Glass Co., Ltd.	7,656
700	Nippon Soda Co., Ltd.	22,520
1,700	Nippon Television Holdings, Inc.	15,123
600	Nishimatsu Construction Co., Ltd.	17,976
800	Nishio Rent All Co., Ltd.	15,902
3,100	Nissha Co., Ltd.	33,609
4,200	Nisshinbo Holdings, Inc.	31,605
Shares	Description	Value

	Japan (Continued)
800	Nitta Corp.	$16,268
1,900	Nojima Corp.	39,434
1,000	NOK Corp.	8,137
700	Noritake Co., Ltd.	20,792
1,300	NS United Kaiun Kaisha Ltd.	35,307
600	Optex Group Co., Ltd.	8,933
300	Organo Corp.	18,772
2,900	Osaka Steel Co., Ltd.	31,612
1,300	Pacific Metals Co., Ltd.	22,593
600	Pilot Corp. (c)	21,381
2,800	Rengo Co., Ltd.	15,189
700	Sankyo Co., Ltd.	21,179
2,600	Sanyo Special Steel Co., Ltd.	37,655
300	SBS Holdings, Inc.	6,025
500	Seiko Holdings Corp.	10,680
2,000	Shin Nippon Biomedical Laboratories Ltd.	29,157
1,000	Shin-Etsu Polymer Co., Ltd.	8,704
8,000	SKY Perfect JSAT Holdings, Inc.	31,840
700	Snow Peak, Inc.	14,002
2,000	Sumitomo Forestry Co., Ltd. (c)	28,346
300	Sumitomo Osaka Cement Co., Ltd.	7,440
1,000	Sumitomo Rubber Industries Ltd.	8,542
1,900	Sumitomo Warehouse (The) Co., Ltd.	28,077
1,700	Taiheiyo Cement Corp.	25,372
900	Takara Standard Co., Ltd.	8,292
400	Tama Home Co., Ltd.	7,223
2,100	Toagosei Co., Ltd. (c)	15,617
3,100	Toho Titanium Co., Ltd.	50,494
700	Tokai Rika Co., Ltd.	7,636
1,900	Tokuyama Corp.	24,170
1,800	Tomy Co., Ltd.	18,082
800	Towa Pharmaceutical Co., Ltd.	14,522
2,400	Toyo Seikan Group Holdings Ltd.	25,100
2,800	Toyo Tire Corp.	34,959
3,000	Toyobo Co., Ltd.	22,155
1,100	Toyoda Gosei Co., Ltd.	17,374
700	Tsubakimoto Chain Co.	15,658
700	TV Asahi Holdings Corp.	7,625
1,000	UACJ Corp.	15,220
1,700	UBE Corp.	25,272
5,800	Yamada Holdings Co., Ltd.	20,861
300	Yamato Kogyo Co., Ltd.	9,928
2,600	Yokohama Rubber (The) Co., Ltd. (c)	35,202
4,300	Yonex Co., Ltd.	36,224
1,600	Zeon Corp.	15,495
		2,243,606
	Jersey – 0.3%
7,600	Centamin PLC	7,264

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Jersey (Continued)
5,245	Yellow Cake PLC (b) (e) (f)	$20,751
		28,015
	Luxembourg – 0.8%
1,367	ADLER Group S.A. (b) (e) (f)	5,401
1,023	APERAM S.A.	28,409
714	Millicom International Cellular S.A. (b)	10,190
3,900	Samsonite International S.A. (b) (e) (f)	7,764
2,912	Subsea 7 S.A.	23,279
		75,043
	Netherlands – 0.8%
630	AMG Advanced Metallurgical Group N.V.	16,241
1,508	Fugro N.V. (b)	19,027
3,003	Koninklijke BAM Groep N.V. (b)	7,100
31,326	MFE-MediaForEurope N.V., Class B	22,077
1,590	SRH N.V. (b) (d) (g) (h)	0
40,588	Steinhoff International Holdings N.V. (b)	6,282
		70,727
	New Zealand – 0.2%
2,239	Summerset Group Holdings Ltd.	13,424
	Norway – 2.0%
5,248	Aker Solutions ASA	14,258
2,341	Austevoll Seafood ASA	27,403
30,853	DNO ASA	42,788
8,457	Elkem ASA (e) (f)	26,943
10,811	MPC Container Ships ASA	21,387
1,216	TGS ASA	17,074
6,163	Wallenius Wilhelmsen ASA	33,194
		183,047
	Portugal – 0.2%
15,783	Sonae SGPS S.A.	19,368
	Singapore – 0.7%
37,500	Riverstone Holdings Ltd.	19,974
23,200	Sembcorp Industries Ltd.	47,592
		67,566
	South Korea – 18.1%
178	Ahnlab, Inc.	11,845
64	BGF retail Co., Ltd.	9,316
1,818	BH Co., Ltd.	34,164
471	Cheil Worldwide, Inc.	8,615
1,952	Daeduck Electronics Co., Ltd.	39,314
1,428	Daesang Corp.	22,546
1,584	Daewoo Engineering & Construction Co., Ltd. (b)	7,125
Shares	Description	Value

	South Korea (Continued)
296	DB HiTek Co., Ltd.	$11,387
906	DL Holdings Co., Ltd.	49,473
471	DN Automotive Corp.	20,133
3,310	Dongkuk Steel Mill Co., Ltd.	32,758
3,340	Doosan Infracore Co., Ltd. (b)	13,994
215	DoubleUGames Co., Ltd.	6,359
393	E-MART, Inc.	31,933
1,010	GS Holdings Corp.	32,554
1,956	GS Retail Co., Ltd.	38,641
851	HAESUNG DS Co., Ltd.	40,571
1,243	Handsome Co., Ltd.	29,390
1,051	Hanil Cement Co., Ltd.	10,806
1,514	Hankook & Co. Co., Ltd.	14,984
1,318	Hankook Tire & Technology Co., Ltd.	33,447
416	Hansae Co., Ltd.	5,431
637	Hanwha Aerospace Co., Ltd.	23,892
5,281	Harim Holdings Co., Ltd.	34,206
645	Hyosung Corp.	39,940
95	Hyosung TNC Corp.	25,096
300	Hyundai Construction Equipment Co., Ltd.	10,386
368	Hyundai Home Shopping Network Corp.	14,341
1,380	Hyundai Marine & Fire Insurance Co., Ltd.	32,895
163	Il Dong Pharmaceutical Co., Ltd. (b)	3,873
826	Innox Advanced Materials Co., Ltd.	21,152
584	IS Dongseo Co., Ltd.	17,542
2,141	Jusung Engineering Co., Ltd.	27,867
361	JYP Entertainment Corp.	13,415
525	KCC Glass Corp.	19,550
2,957	KG DONGBUSTEEL	30,290
1,912	Kginicis Co., Ltd.	18,702
1,774	Korea Circuit Co., Ltd. (b)	26,369
348	Korea Electric Terminal Co., Ltd.	14,446
560	Korea Gas Corp.	17,058
15,927	Korea Line Corp. (b)	32,139
265	Korea Petrochemical Ind. Co., Ltd.	25,002
3,381	Korean Reinsurance Co.	21,873
358	Kumho Petrochemical Co., Ltd.	38,326
463	LIG Nex1 Co., Ltd.	25,603
183	Lotte Chilsung Beverage Co., Ltd.	24,665
700	LOTTE Fine Chemical Co., Ltd.	35,313
210	LS Corp.	10,286
1,610	LX International Corp.	40,362
153	LX Semicon Co., Ltd.	11,289
538	MegaStudyEdu Co., Ltd.	32,320
6,783	Meritz Securities Co., Ltd.	23,717
528	OCI Co., Ltd.	58,355
778	Orion Holdings Corp.	8,988

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
4,759	Pan Ocean Co., Ltd.	$21,772
121	PharmaResearch Co., Ltd.	6,281
1,670	Poongsan Corp.	31,898
440	PSK, Inc.	12,606
2,989	Seah Besteel Corp.	35,337
884	SGC Energy Co., Ltd.	24,782
792	SIMMTECH Co., Ltd.	22,539
802	SK Discovery Co., Ltd.	21,588
386	SK Gas Ltd.	36,121
272	SM Entertainment Co., Ltd.	13,219
480	SNT Motiv Co., Ltd.	15,878
3,503	Ssangyong Motor Co. (b) (d) (g) (h)	6,043
528	Unid Co., Ltd.	39,201
2,286	Vidente Co., Ltd. (b)	15,089
5,930	Woori Technology Investment Co., Ltd. (b)	23,932
486	YG Entertainment, Inc.	16,526
699	Youngone Corp.	20,673
		1,647,529
	Spain – 0.9%
2,472	Acerinox S.A.	23,926
2,442	Indra Sistemas SA (b)	23,352
533	Let’s GOWEX S.A. (b) (d) (g) (h) (i)	0
5,390	Mediaset Espana Comunicacion S.A. (b)	22,153
402	Solaria Energia y Medio Ambiente S.A. (b)	8,531
		77,962
	Sweden – 0.6%
1,383	Bure Equity AB	27,607
7,868	Scandic Hotels Group AB (b) (e) (f)	30,365
		57,972
	Switzerland – 1.1%
276	Bobst Group S.A.	17,751
339	Leonteq AG	18,821
328	Sulzer AG	20,374
375	u-blox Holding AG (b)	37,985
		94,931
	United Kingdom – 4.4%
585	Bank of Georgia Group PLC	9,300
286	Bellway PLC	7,471
15,722	Capricorn Energy PLC (b)	41,722
8,759	Central Asia Metals PLC	23,617
36,240	Coats Group PLC	27,484
11,718	Diversified Energy Co. PLC (e)	15,891
112,625	EnQuest PLC (b)	32,081
18,630	Ferrexpo PLC	29,550
6,188	Firstgroup PLC (b)	9,604
Shares	Description	Value

	United Kingdom (Continued)
7,440	Indivior PLC (b)	$28,003
38,605	IP Group PLC	32,896
1,951	Mediclinic International PLC	10,872
4,477	Molten Ventures PLC (b)	22,780
93,067	Pan African Resources PLC	23,508
1,609	Redde Northgate PLC	6,601
2,658	Redrow PLC	15,848
9,645	Serco Group PLC	20,453
5,231	Serica Energy PLC	18,148
5,684	Spire Healthcare Group PLC (b) (e) (f)	16,260
2,274	Synthomer PLC	6,228
		398,317
	Total Common Stocks	8,486,677
	(Cost $10,064,161)
REAL ESTATE INVESTMENT TRUSTS (a) – 6.1%
	Australia – 3.6%
14,724	Abacus Property Group	26,120
12,093	BWP Trust	32,471
15,864	Centuria Industrial REIT	30,770
11,451	Charter Hall Long Wale REIT	33,750
14,470	Charter Hall Retail REIT	37,655
12,432	Charter Hall Social Infrastructure REIT	29,004
14,376	Dexus Industria REIT	26,792
11,101	Growthpoint Properties Australia Ltd.	26,129
4,496	National Storage REIT	6,641
20,863	Shopping Centres Australasia Property Group	39,602
22,816	Waypoint REIT Ltd.	36,537
		325,471
	Canada – 0.9%
3,497	Artis Real Estate Investment Trust	31,949
708	Dream Industrial Real Estate Investment Trust	6,644
1,429	InterRent Real Estate Investment Trust	13,311
2,076	Summit Industrial Income REIT	27,595
		79,499
	Guernsey – 0.2%
21,207	Picton Property Income (The) Ltd.	22,872
	Japan – 0.1%
9	Takara Leben Real Estate Investment Corp.	7,781
	Netherlands – 0.5%
1,342	Eurocommercial Properties N.V.	28,886

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Netherlands (Continued)
414	NSI N.V.	$14,252
		43,138
	New Zealand – 0.4%
27,869	Goodman Property Trust	34,811
	United Kingdom – 0.4%
452	Big Yellow Group PLC	7,219
2,520	LondonMetric Property PLC	7,006
16,011	Warehouse Reit PLC (e)	28,729
		42,954
	Total Real Estate Investment Trusts	556,526
	(Cost $684,202)
MONEY MARKET FUNDS – 1.2%
109,763	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (j) (k)	109,763
	(Cost $109,763)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.1%
$103,230	BNP Paribas S.A., 1.44% (j), dated 6/30/22, due 7/1/22, with a maturity value of $103,234. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 5/31/28. The value of the collateral including accrued interest is $105,511. (k)	103,230
	(Cost $103,230)
	Total Investments – 101.8%	9,256,196
	(Cost $10,961,356)
	Net Other Assets and Liabilities – (1.8)%	(162,885)
	Net Assets – 100.0%	$9,093,311

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $200,665 and the total value of the collateral held by the Fund is $212,993.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $20,600 or 0.2% of net assets.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(i)	This issuer has filed for protection in bankruptcy court.
(j)	Rate shown reflects yield as of June 30, 2022.
(k)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$200,665
Non-cash Collateral (2)	(200,665)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$103,230
Non-cash Collateral (4)	(103,230)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	24.3%
South Korean Won	17.8
Canadian Dollar	14.9
Australian Dollar	10.0
Euro	9.8
British Pound Sterling	6.1
Israeli Shekel	3.7
Norwegian Krone	3.7
Hong Kong Dollar	3.7
United States Dollar	2.3
Swiss Franc	1.0
Danish Krone	0.8
Swedish Krona	0.7
Singapore Dollar	0.7
New Zealand Dollar	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$ 600,270	$ 593,839	$ 6,431	$ —
Greece	56,394	48,268	—	8,126
Netherlands	70,727	70,727	—	—**
South Korea	1,647,529	1,641,486	—	6,043
Spain	77,962	77,962	—	—**
Other Country Categories*	6,033,795	6,033,795	—	—
Real Estate Investment Trusts*	556,526	556,526	—	—
Money Market Funds	109,763	109,763	—	—
Repurchase Agreements	103,230	—	103,230	—
Total Investments	$ 9,256,196	$ 9,132,366	$ 109,661	$ 14,169

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.3%
	Bermuda – 2.3%
537,378	BOE Varitronix Ltd.	$1,079,303
7,930,142	Gemdale Properties & Investment Corp., Ltd.	717,541
28,468	Geopark Ltd.	367,807
437,419	Shenzhen International Holdings Ltd.	430,350
		2,595,001
	Brazil – 9.4%
11,206	Arezzo Industria e Comercio S.A.	148,922
80,043	Auren Energia S.A.	208,311
152,741	Bradespar S.A. (Preference Shares)	736,643
158,590	BrasilAgro - Co Brasileira de Propriedades Agricolas	738,791
41,844	Cia Brasileira de Distribuicao	130,646
73,708	Cia de Saneamento de Minas Gerais-Copasa	162,248
198,436	Cia de Saneamento do Parana	691,604
42,442	Cia Ferro Ligas da Bahia-Ferbasa (Preference Shares)	377,347
68,838	Dexco S.A.	129,825
128,895	EDP - Energias do Brasil S.A.	505,142
243,620	Enauta Participacoes S.A.	817,893
59,884	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	282,745
615,243	JHSF Participacoes S.A.	685,373
107,542	Log-in Logistica Intermodal S.A. (b)	623,456
78,794	Mahle-Metal Leve S.A.	349,145
329,702	Metalurgica Gerdau S.A. (Preference Shares)	601,640
319,285	Minerva S.A.	809,583
526,321	Multilaser Industrial S.A.	398,252
574,985	Raizen S.A. (Preference Shares)	504,291
94,620	Randon S.A. Implementos e Participacoes (Preference Shares)	169,589
22,780	Sao Martinho S.A.	158,136
20,292	SLC Agricola S.A.	171,108
32,050	Unipar Carbocloro S.A., Class B (Preference Shares)	557,903
361,681	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	597,797
		10,556,390
	Cayman Islands – 13.1%
520,528	3SBio, Inc. (c) (d)	413,939
1,257,524	Agile Group Holdings Ltd. (e)	503,215
912,000	China Aoyuan Group Ltd. (b) (f) (g)	137,146
Shares	Description	Value

	Cayman Islands (Continued)
11,550	China Metal Recycling Holdings Ltd. (b) (f) (g) (h)	$0
1,311,538	China Modern Dairy Holdings Ltd. (e)	197,229
356,196	China Overseas Property Holdings Ltd. (e)	383,577
859,320	China Renaissance Holdings Ltd. (c) (d)	1,077,600
802,448	China Risun Group Ltd. (c)	345,654
3,518,344	China SCE Group Holdings Ltd.	484,250
585,860	China Yongda Automobiles Services Holdings Ltd.	553,994
935,944	China Yuhua Education Corp., Ltd. (b) (c) (d)	165,795
3,171,951	China Zhongwang Holdings Ltd. (b) (f) (g)	679,115
2,921,570	CMGE Technology Group Ltd. (b)	860,074
1,606,818	Fufeng Group Ltd.	1,030,011
98,671	Fulgent Sun International Holding Co., Ltd.	574,103
63,534	General Interface Solution Holding Ltd.	163,464
496,266	Greentown Management Holdings Co., Ltd. (c) (d)	383,261
1,617,908	Kaisa Group Holdings Ltd. (b) (f) (g)	173,197
1,541,860	KWG Group Holdings Ltd.	491,238
1,140,678	KWG Living Group Holdings Ltd. (c)	356,153
3,022,042	Logan Group Co., Ltd. (e) (f)	839,584
2,335,178	Lonking Holdings Ltd.	565,433
304,681	NetDragon Websoft Holdings Ltd.	655,428
3,217,758	Powerlong Real Estate Holdings Ltd.	537,195
275,140	Q Technology Group Co., Ltd. (b) (c) (e)	189,345
394,818	Seazen Group Ltd. (b)	195,225
496,713	TCL Electronics Holdings Ltd.	234,848
1,497,780	Tian Lun Gas Holdings Ltd.	941,028
742,112	Tianneng Power International Ltd. (e)	802,943
1,914,507	Times China Holdings Ltd. (e)	634,363
70,520	Wisdom Marine Lines Co., Ltd.	154,163
		14,722,570
	Chile – 1.7%
68,584	CAP S.A.	618,082
13,510,112	Colbun S.A.	935,026
97,322	Empresa Nacional de Telecomunicaciones S.A.	304,274
		1,857,382

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China – 5.8%
455,844	A-Living Smart City Services Co., Ltd., Class H (c) (d)	$733,134
217,552	Anhui Expressway Co., Ltd.	175,776
1,266,343	BAIC Motor Corp., Ltd., Class H (c) (d)	421,211
2,807,832	Beijing Jingneng Clean Energy Co., Ltd., Class H	644,097
2,476,208	China BlueChemical Ltd., Class H	713,186
468,847	China Communications Services Corp., Ltd., Class H	206,138
1,797,248	Guangzhou R&F Properties Co., Ltd., Class H (e)	474,117
979,085	Inner Mongolia Yitai Coal Co., Ltd., Class B	1,604,720
168,906	Legend Holdings Corp., Class H (c) (d)	221,712
201,070	Shenzhen Expressway Co., Ltd., Class H	208,839
1,359,056	Sinotrans Ltd., Class H	389,697
258,828	Xinte Energy Co., Ltd.	776,801
		6,569,428
	Egypt – 0.4%
219,750	Egyptian Financial Group-Hermes Holding Co. (i)	139,448
941,253	ElSewedy Electric Co. (b)	303,404
		442,852
	Hong Kong – 2.9%
702,832	China Everbright Environment Group Ltd.	414,706
2,113,070	China Nonferrous Mining Corp., Ltd.	974,832
724,411	China Overseas Grand Oceans Group Ltd.	384,971
322,622	Genertec Universal Medical Group Co., Ltd. (c) (d)	196,941
283,167	Shanghai Industrial Holdings Ltd.	409,226
2,162,510	Shougang Fushan Resources Group Ltd.	898,428
		3,279,104
	India – 1.8%
34,140	BSE Ltd.	258,041
97,646	Delta Corp. Ltd.	205,808
9,478,890	Jaiprakash Power Ventures Ltd. (b)	774,179
529,199	National Aluminium Co., Ltd.	461,033
3,522,211	Suzlon Energy Ltd. (b)	305,513
		2,004,574
	Indonesia – 5.7%
730,065	Astra Agro Lestari Tbk PT	480,257
Shares	Description	Value

	Indonesia (Continued)
3,713,197	Bukit Asam Tbk PT	$952,134
61,699,085	Bumi Resources Minerals Tbk PT (b)	1,018,827
773,191	Indah Kiat Pulp & Paper Tbk PT	394,445
5,478,215	Indika Energy Tbk PT (b)	856,804
534,869	Indo Tambangraya Megah Tbk PT	1,101,333
1,477,793	Matahari Department Store Tbk PT	494,995
9,208,356	Media Nusantara Citra Tbk PT	577,937
10,054,666	Surya Esa Perkasa Tbk PT	563,561
		6,440,293
	Jersey – 0.7%
6,662,570	West China Cement Ltd.	840,590
	Malaysia – 3.2%
8,723,600	Bumi Armada Bhd (b)	762,016
2,656,000	Dagang NeXchange Bhd	476,061
368,700	Hartalega Holdings Bhd	255,978
3,110,200	Hibiscus Petroleum Bhd	705,661
2,281,000	Kossan Rubber Industries	683,136
3,788,876	Supermax Corp. Bhd	752,187
		3,635,039
	Mexico – 2.4%
425,272	Alsea S.A.B. de C.V. (b)	805,732
193,591	Coca-Cola Femsa S.A.B. de C.V.	1,073,104
1,004,337	Gentera S.A.B. de C.V.	806,586
		2,685,422
	Philippines – 1.9%
6,093,000	DMCI Holdings, Inc.	977,362
1,792,200	Semirara Mining & Power Corp.	1,140,802
		2,118,164
	Poland – 1.1%
45,563	Jastrzebska Spolka Weglowa S.A. (b) (e)	653,950
449,276	Orange Polska S.A.	628,590
		1,282,540
	Russia – 0.0%
378,620,637	Federal Grid Co. Unified Energy System PJSC (f) (g) (h)	15,696
580,351	Mechel PJSC (b) (f) (g) (h)	22,005
41,053,967	ROSSETI PJSC (f) (g) (h)	12,719
		50,420
	South Africa – 2.1%
21,085	Foschini Group (The) Ltd.	158,117
42,061	Harmony Gold Mining Co., Ltd.	134,363
162,168	PSG Group Ltd. (b)	837,417
218,450	Sappi Ltd. (b)	723,210
209,586	Telkom S.A. SOC Ltd. (b)	470,993
		2,324,100

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan – 18.7%
323,233	Asia Polymer Corp.	$306,562
209,200	Asia Vital Components Co., Ltd.	655,036
1,212,527	BES Engineering Corp.	353,153
201,087	China Motor Corp.	419,981
355,620	ChipMOS Technologies, Inc.	441,931
396,075	Chung Hung Steel Corp.	357,664
74,760	Coremax Corp.	320,578
525,821	CTCI Corp.	794,032
37,844	Elite Semiconductor Microelectronics Technology, Inc.	113,022
330,241	Evergreen International Storage & Transport Corp.	317,652
59,833	Faraday Technology Corp.	384,351
189,418	Feng Hsin Steel Co., Ltd.	435,744
122,471	Getac Holdings Corp.	166,200
46,869	Gigabyte Technology Co., Ltd.	139,818
714,716	Global Brands Manufacture Ltd.	687,470
71,682	Gold Circuit Electronics Ltd.	183,463
1,115,925	Grand Pacific Petrochemical	851,952
288,083	Hannstar Board Corp.	306,652
1,971,829	HannStar Display Corp.	673,115
51,417	Hotai Finance Co., Ltd.	173,791
179,733	Hsin Kuang Steel Co., Ltd.	239,676
142,193	King Yuan Electronics Co., Ltd.	191,290
359,466	Kinpo Electronics	157,769
44,966	Lotus Pharmaceutical Co., Ltd.	232,138
455,832	Macronix International Co., Ltd.	544,236
1,030,956	Mitac Holdings Corp.	951,780
279,066	Nantex Industry Co., Ltd.	399,356
159,501	Nuvoton Technology Corp.	729,552
267,235	Oriental Union Chemical Corp. (b)	168,070
386,241	Pou Chen Corp.	383,208
128,273	Powertech Technology, Inc.	378,777
183,247	Qisda Corp.	176,569
210,102	Ruentex Industries Ltd.	548,335
154,057	Sercomm Corp.	420,200
290,833	Shinkong Synthetic Fibers Corp.	177,531
102,002	Shiny Chemical Industrial Co., Ltd.	516,297
351,516	Supreme Electronics Co., Ltd.	497,124
198,953	T3EX Global Holdings Corp.	576,782
847,715	Ta Ya Electric Wire & Cable	738,420
725,351	Taiwan Glass Industry Corp.	435,452
51,635	Taiwan Surface Mounting Technology Corp.	156,988
1,687,798	Ton Yi Industrial Corp.	828,757
71,682	Topco Scientific Co., Ltd.	332,693
174,583	TSRC Corp.	174,093
173,095	Tung Ho Steel Enterprise Corp.	302,138
166,930	Wah Lee Industrial Corp.	473,839
629,432	Walsin Lihwa Corp.	763,147
326,408	WPG Holdings Ltd.	604,876
307,337	WT Microelectronics Co., Ltd.	693,572
Shares	Description	Value

	Taiwan (Continued)
26,841	Yulon Finance Corp.	$193,633
		21,068,465
	Thailand – 4.7%
1,285,600	AP Thailand PCL	363,626
237,700	Bangchak Corp. PCL	210,101
721,500	Beyond Securities PCL (b)	240,806
164,400	Com7 PCL	139,499
7,944,800	IRPC PCL	723,582
858,800	Polyplex Thailand PCL	548,971
827,000	Precious Shipping PCL	430,400
650,200	Regional Container Lines PCL	708,039
1,346,800	Sri Trang Agro-Industry PCL	807,585
1,120,100	Sri Trang Gloves Thailand PCL	516,409
732,700	Star Petroleum Refining PCL	250,762
169,900	Thonburi Healthcare Group PCL	295,541
		5,235,321
	Turkey – 19.4%
340,525	AG Anadolu Grubu Holding A.S.	967,843
357,707	Aksa Akrilik Kimya Sanayii A.S.	1,239,772
520,735	Alarko Holding A.S.	1,023,297
257,785	Arcelik A.S.	1,119,713
584,997	Aygaz A.S.	1,305,192
147,393	BIM Birlesik Magazalar A.S.	713,950
133,072	Coca-Cola Icecek A.S.	1,030,055
4,711,789	Dogan Sirketler Grubu Holding A.S.	982,373
959,755	Enerjisa Enerji A.S. (c) (d)	782,007
888,662	Haci Omer Sabanci Holding A.S.	1,006,791
527,190	Hektas Ticaret TAS (b)	934,910
1,019,348	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	688,879
361,857	Koza Anadolu Metal Madencilik Isletmeleri A.S. (b)	559,763
341,419	Migros Ticaret A.S. (b)	981,839
144,810	Pegasus Hava Tasimaciligi A.S. (b)	1,483,562
1,727,134	Petkim Petrokimya Holding A.S. (b)	912,653
306,405	TAV Havalimanlari Holding A.S. (b)	913,455
585,766	Tekfen Holding A.S.	758,737
483,448	Turk Hava Yollari AO (b)	1,355,523
13,416	Turk Traktor ve Ziraat Makineleri A.S.	175,062
415,156	Turkcell Iletisim Hizmetleri A.S.	402,937
72,743	Turkiye Petrol Rafinerileri A.S. (b)	1,152,731
1,025,379	Turkiye Sise ve Cam Fabrikalari A.S.	1,320,791
		21,811,835
	Total Common Stocks	109,519,490
	(Cost $127,480,055)

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 1.5%
	Mexico – 0.9%
408,320	Prologis Property Mexico S.A. de C.V.	$1,071,080
	South Africa – 0.6%
999,182	Fortress REIT Ltd., Class A	656,550
	Total Real Estate Investment Trusts	1,727,630
	(Cost $2,024,697)
MONEY MARKET FUNDS – 1.1%
1,265,250	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (j) (k)	1,265,250
	(Cost $1,265,250)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.1%
$1,189,944	BNP Paribas S.A., 1.44% (j), dated 6/30/22, due 7/1/22, with a maturity value of $1,189,992. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 5/31/28. The value of the collateral including accrued interest is $1,216,243. (k)	1,189,944
	(Cost $1,189,944)
	Total Investments – 101.0%	113,702,314
	(Cost $131,959,946)
	Net Other Assets and Liabilities – (1.0)%	(1,127,629)
	Net Assets – 100.0%	$112,574,685

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,645,183 and the total value of the collateral held by the Fund is $2,455,194.
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2022, securities noted as such are valued at $1,879,462 or 1.7% of net assets.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(i)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the six months ended June 30, 2022.
(j)	Rate shown reflects yield as of June 30, 2022.
(k)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$2,645,183
Non-cash Collateral (2)	(2,455,194)
Net Amount	$189,989

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On June 30, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, market movement from June 29 to June 30 reduced the collateral value below the value of the related securities loaned. See Note 2F – Securities Lending in the Notes to Financial Statements.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$1,189,944
Non-cash Collateral (4)	(1,189,944)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	22.1%
New Taiwan Dollar	19.3
Turkish Lira	19.2
Brazilian Real	9.3
Indonesian Rupiah	5.7
Thai Baht	4.6
United States Dollar	3.9
Mexican Peso	3.3
Malaysian Ringgit	3.2
South African Rand	2.6
Philippine Peso	1.9
Indian Rupee	1.8
Chilean Peso	1.6
Polish Zloty	1.1
Egyptian Pound	0.4
Russian Ruble	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 14,722,570	$ 12,893,528	$ 1,829,042	$ —**
Russia	50,420	—	—	50,420
Thailand	5,235,321	—	5,235,321	—
Other Country Categories*	89,511,179	89,511,179	—	—
Real Estate Investment Trusts*	1,727,630	1,727,630	—	—
Money Market Funds	1,265,250	1,265,250	—	—
Repurchase Agreements	1,189,944	—	1,189,944	—
Total Investments	$ 113,702,314	$ 105,397,587	$ 8,254,307	$ 50,420

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.3%
	Austria – 3.5%
5,221	OMV AG	$244,897
17,494	Raiffeisen Bank International AG	189,561
1,779	Verbund AG	174,033
10,481	voestalpine AG	222,747
		831,238
	Belgium – 5.5%
1,004	Ackermans & van Haaren N.V.	149,930
1,236	Ageas S.A./N.V.	54,375
1,044	Anheuser-Busch InBev S.A./N.V.	56,191
740	D’ieteren Group	108,258
1,639	Elia Group S.A./N.V.	232,218
3,021	Etablissements Franz Colruyt N.V.	82,154
10,084	Proximus S.A.D.P.	148,632
858	Sofina S.A.	175,333
1,899	Solvay S.A.	153,871
1,567	UCB S.A.	132,422
		1,293,384
	Finland – 3.5%
13,002	Kojamo Oyj	224,275
1,376	Orion Oyj, Class B	61,428
4,001	Sampo Oyj, Class A	174,087
12,717	Stora Enso Oyj, Class R	199,435
5,729	UPM-Kymmene Oyj	174,168
		833,393
	France – 23.1%
416	Aeroports de Paris (b)	52,684
784	Air Liquide S.A.	105,262
2,604	Arkema S.A.	231,735
8,528	AXA S.A.	193,574
1,091	BNP Paribas S.A.	51,866
47,654	Bollore SE	220,730
5,372	Bouygues S.A.	165,285
839	Capgemini SE	143,710
11,532	Carrefour S.A. (c)	204,055
2,087	Cie de Saint-Gobain	89,550
1,843	Cie Generale des Etablissements Michelin SCA	50,167
10,405	Credit Agricole S.A.	95,202
1,822	Eiffage S.A.	163,976
14,238	Engie S.A.	163,621
1,893	Eramet S.A.	196,691
341	EssilorLuxottica S.A.	51,065
3,771	Eurazeo SE	233,553
1,116	Gaztransport Et Technigaz S.A.	139,757
2,000	Ipsen S.A.	188,736
87	LVMH Moet Hennessy Louis Vuitton SE	53,035
2,664	Nexans S.A.	206,449
10,582	Orange S.A.	124,423
284	Pernod Ricard S.A.	52,172
303	Remy Cointreau S.A.	52,932
Shares	Description	Value

	France (Continued)
9,489	Renault S.A. (b)	$236,568
14,575	Rexel S.A.	224,144
5,821	SCOR SE	125,052
9,262	Societe Generale S.A.	202,761
1,988	Thales S.A.	243,853
6,152	TotalEnergies SE	324,735
10,141	Valeo	195,807
3,894	Veolia Environnement S.A.	95,040
1,218	Vinci S.A.	108,443
23,918	Vivendi SE	243,029
3,058	Wendel SE	255,569
		5,485,231
	Germany – 27.0%
523	Allianz SE	99,816
2,611	Aurubis AG	177,196
4,377	BASF SE	190,470
3,648	Bayer AG	216,836
3,603	Bayerische Motoren Werke AG	277,368
32,705	Commerzbank AG (b)	229,151
3,464	Continental AG	241,402
6,178	Covestro AG (d) (e)	213,520
913	CTS Eventim AG & Co., KGaA (b)	47,839
6,734	Daimler Truck Holding AG (b)	175,787
9,841	Deutsche Bank AG	85,783
1,042	Deutsche Boerse AG	174,277
7,697	Deutsche Lufthansa AG (b)	44,880
2,601	Deutsche Post AG	97,417
3,345	Deutsche Telekom AG	66,413
10,745	E.ON SE	90,172
2,249	Evonik Industries AG	47,985
5,096	Fresenius SE & Co., KGaA	154,336
1,728	FUCHS PETROLUB SE (Preference Shares)	48,169
370	Hannover Rueck SE	53,702
5,482	HeidelbergCement AG	263,344
1,945	Hella GmbH & Co., KGaA	131,162
4,304	HUGO BOSS AG	227,143
10,316	K+S AG	250,699
1,888	KION Group AG	78,330
2,743	LEG Immobilien SE	227,433
4,438	Mercedes-Benz Group AG	256,817
3,222	Porsche Automobil Holding SE (Preference Shares)	213,124
1,179	Rheinmetall AG	272,188
7,164	RWE AG	263,364
40,311	Schaeffler AG (Preference Shares)	228,117
4,246	Talanx AG	161,609
45,878	Telefonica Deutschland Holding AG	131,733
21,811	thyssenkrupp AG (b)	123,656
3,633	United Internet AG	103,670

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
4,040	VERBIO Vereinigte BioEnergie AG	$203,218
1,443	Volkswagen AG (Preference Shares)	192,684
4,016	Vonovia SE	123,732
1,464	Wacker Chemie AG	211,106
		6,395,648
	Greece – 1.4%
159,916	Eurobank Ergasias Services and Holdings S.A. (b)	141,307
3,453	Hellenic Telecommunications Organization S.A.	59,960
8,581	OPAP S.A.	122,747
		324,014
	Ireland – 2.5%
56,552	AIB Group PLC	128,839
48,758	Bank of Ireland Group PLC	308,211
3,116	CRH PLC	107,758
636	Kingspan Group PLC	38,257
		583,065
	Italy – 6.7%
109,303	A2A S.p.A.	138,827
13,634	Assicurazioni Generali S.p.A.	217,531
21,055	Banco BPM S.p.A.	59,927
2,133	Brunello Cucinelli S.p.A.	96,072
2,289	De’ Longhi S.p.A.	42,554
21,302	Eni S.p.A.	252,880
1,878	ERG S.p.A.	58,333
33,854	Hera S.p.A.	97,917
31,395	Leonardo S.p.A.	318,410
11,486	Pirelli & C S.p.A. (d) (e)	46,655
5,488	Prysmian S.p.A.	150,738
14,548	Terna-Rete Elettrica Nazionale S.p.A.	114,159
		1,594,003
	Luxembourg – 2.0%
9,665	ArcelorMittal S.A.	217,863
20,588	Tenaris S.A.	264,727
		482,590
	Netherlands – 8.8%
1,218	Aalberts N.V.	47,469
35,383	Aegon N.V.	153,065
200	Argenx SE (b)	74,928
5,365	ASR Nederland N.V.	216,850
2,182	BE Semiconductor Industries N.V.	104,888
5,836	Koninklijke Ahold Delhaize N.V.	152,040
36,040	Koninklijke KPN N.V.	128,449
8,170	Koninklijke Philips N.V.	175,987
1,928	Koninklijke Vopak N.V.	48,652
Shares	Description	Value

	Netherlands (Continued)
4,940	NN Group N.V.	$224,366
8,827	OCI N.V.	291,198
5,830	Prosus N.V.	381,725
1,037	Randstad N.V.	50,207
1,431	STMicroelectronics N.V.	44,988
		2,094,812
	Portugal – 2.2%
19,674	Galp Energia SGPS S.A.	230,605
13,032	Jeronimo Martins SGPS S.A.	283,244
		513,849
	Spain – 10.1%
1,306	Acciona S.A.	240,193
2,312	ACS Actividades de Construccion y Servicios S.A.	56,041
21,742	Banco Bilbao Vizcaya Argentaria S.A.	98,668
303,846	Banco de Sabadell S.A.	242,187
36,540	Banco Santander S.A.	102,929
31,914	Bankinter S.A.	199,060
55,220	CaixaBank S.A.	191,948
5,728	Endesa S.A.	108,048
2,528	Laboratorios Farmeceuticos Rovi S.A.	154,714
89,427	Mapfre S.A.	157,629
8,341	Naturgy Energy Group S.A.	240,114
23,749	Repsol S.A.	349,673
51,672	Telefonica S.A.	263,276
		2,404,480
	Total Common Stocks	22,835,707
	(Cost $28,666,122)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.9%
	Belgium – 0.8%
5,794	Warehouses De Pauw CVA	182,155
	France – 1.5%
2,355	Covivio	130,676
991	Gecina S.A.	92,428
1,941	ICADE	94,666
2,342	Klepierre S.A.	45,061
		362,831
	Spain – 0.6%
13,747	Inmobiliaria Colonial Socimi S.A.	87,949
5,351	Merlin Properties Socimi S.A.	51,618
		139,567
	Total Real Estate Investment Trusts	684,553
	(Cost $939,362)

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.4%
95,248	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.39% (f) (g)	$95,248
	(Cost $95,248)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.4%
$89,579	BNP Paribas S.A., 1.44% (f), dated 6/30/22, due 7/01/22, with a maturity value of $89,583. Collateralized by U.S. Treasury Note, interest rate of 1.25%, due 5/31/28. The value of the collateral including accrued interest is $91,559. (g)	89,579
	(Cost $89,579)
	Total Investments – 100.0%	23,705,087
	(Cost $29,790,311)
	Net Other Assets and Liabilities – (0.0)%	(8,346)
	Net Assets – 100.0%	$23,696,741

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2F - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $173,867 and the total value of the collateral held by the Fund is $184,827.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Rate shown reflects yield as of June 30, 2022.
(g)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2022 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2E – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$173,867
Non-cash Collateral (2)	(173,867)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$89,579
Non-cash Collateral (4)	(89,579)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 22,835,707	$ 22,835,707	$ —	$ —
Real Estate Investment Trusts*	684,553	684,553	—	—
Money Market Funds	95,248	95,248	—	—
Repurchase Agreements	89,579	—	89,579	—
Total Investments	$ 23,705,087	$ 23,615,508	$ 89,579	$—

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities
June 30, 2022 (Unaudited)
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)	First Trust Brazil AlphaDEX® Fund (FBZ)
ASSETS:
Investments, at value	$ 13,312,539	$ 312,536,512	$ 41,167,838	$ 5,354,167
Cash	—	—	17,527	—
Foreign currency	2	—	157,784	48,424
Receivables:
Fund shares sold	—	—	—	—
Dividends	53,230	559,103	303,419	65,299
Dividend reclaims	—	2,581,311	—	—
Securities lending income	81	16,685	—	—
Investment securities sold	—	585,555	671	—
Miscellaneous	—	—	—	—
Total Assets	13,365,852	316,279,166	41,647,239	5,467,890
LIABILITIES:
Due to custodian	22,991	272,400	—	4,166
Due to custodian foreign currency	—	8,045	—	—
Due to authorized participant	—	—	5,034	—
Due to securities lending agent	—	—	—	—
Payables:
Investment securities purchased	—	—	—	—
Investment advisory fees	9,196	233,573	32,250	4,747
Collateral for securities on loan	251,119	8,364,235	—	—
Deferred foreign capital gains tax	—	—	—	—
Total Liabilities	283,306	8,878,253	37,284	8,913
NET ASSETS	$13,082,546	$307,400,913	$41,609,955	$5,458,977
NET ASSETS consist of:
Paid-in capital	$ 28,132,926	$ 575,623,353	$ 90,568,950	$ 32,800,250
Par value	5,000	98,500	25,500	5,500
Accumulated distributable earnings (loss)	(15,055,380)	(268,320,940)	(48,984,495)	(27,346,773)
NET ASSETS	$13,082,546	$307,400,913	$41,609,955	$5,458,977
NET ASSET VALUE, per share	$26.16	$31.21	$16.32	$9.93
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	500,002	9,850,002	2,550,002	550,002
Investments, at cost	$15,139,752	$376,715,486	$48,463,853	$5,172,124
Foreign currency, at cost (proceeds)	$2	$(8,018)	$157,926	$48,461
Securities on loan, at value	$239,256	$2,034,499	$—	$—

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)

$ 8,772,937	$ 31,806,388	$ 412,161,893	$ 325,331,352	$ 18,586,073
—	—	—	—	28,550
35,534	75,360	263,658	932,622	145

—	—	4,824,996	—	—
221,807	178,176	1,139,155	5,546,329	—
—	1,610	893,369	186,577	55,798
—	—	5,645	305	—
—	—	277,082	—	—
—	—	—	370,740	—
9,030,278	32,061,534	419,565,798	332,367,925	18,670,566

37,850	152,579	625,588	385,780	—
—	—	—	—	—
—	—	—	—	—
—	40	—	—	—

—	—	4,807,252	—	—
5,953	21,630	275,410	235,107	14,048
—	1,115,932	16,789,133	920,407	—
—	—	—	—	—
43,803	1,290,181	22,497,383	1,541,294	14,048
$ 8,986,475	$ 30,771,353	$ 397,068,415	$ 330,826,631	$ 18,656,518

$ 16,561,012	$ 88,399,981	$ 739,187,450	$ 554,084,881	$ 60,977,894
3,500	7,500	83,364	156,000	5,500
(7,578,037)	(57,636,128)	(342,202,399)	(223,414,250)	(42,326,876)
$ 8,986,475	$ 30,771,353	$ 397,068,415	$ 330,826,631	$ 18,656,518
$25.68	$41.03	$47.63	$21.21	$33.92
350,002	750,002	8,336,412	15,600,002	550,002
$9,576,333	$38,057,009	$459,859,015	$384,492,325	$28,841,075
$35,533	$74,929	$261,914	$933,520	$145
$—	$1,071,356	$14,628,668	$873,531	$—
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities (Continued)
June 30, 2022 (Unaudited)
	First Trust United Kingdom AlphaDEX® Fund (FKU)	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
ASSETS:
Investments, at value	$ 67,675,989	$ 47,155,901	$ 38,485,113	$ 9,256,196
Cash	—	—	4,371	—
Foreign currency	—	2,951,047	—	15,520
Receivables:
Fund shares sold	—	23,239	—	—
Dividends	355,592	247,469	—	33,838
Dividend reclaims	8,964	—	1,128,763	12,777
Securities lending income	—	—	—	54
Investment securities sold	—	2,942,983	—	12,512
Miscellaneous	—	—	—	—
Total Assets	68,040,545	53,320,639	39,618,247	9,330,897
LIABILITIES:
Due to custodian	58,499	2,940,944	—	5,000
Due to custodian foreign currency	8	—	—	—
Due to authorized participant	—	—	—	—
Due to securities lending agent	—	—	—	—
Payables:
Investment securities purchased	—	2,954,788	—	13,064
Investment advisory fees	47,856	31,768	44,336	6,529
Collateral for securities on loan	—	—	—	212,993
Deferred foreign capital gains tax	—	311,307	—	—
Total Liabilities	106,363	6,238,807	44,336	237,586
NET ASSETS	$67,934,182	$47,081,832	$39,573,911	$9,093,311
NET ASSETS consist of:
Paid-in capital	$ 129,011,961	$ 46,031,841	$ 76,182,880	$ 14,821,680
Par value	21,500	11,500	7,500	2,500
Accumulated distributable earnings (loss)	(61,099,279)	1,038,491	(36,616,469)	(5,730,869)
NET ASSETS	$67,934,182	$47,081,832	$39,573,911	$9,093,311
NET ASSET VALUE, per share	$31.60	$40.94	$52.77	$36.37
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,150,002	1,150,002	750,002	250,002
Investments, at cost	$88,264,146	$46,854,745	$46,544,300	$10,961,356
Foreign currency, at cost (proceeds)	$(8)	$2,951,047	$—	$15,459
Securities on loan, at value	$—	$—	$—	$200,665

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$ 113,702,314	$ 23,705,087
70,787	3,195
204,697	2,475

—	—
1,121,267	13,280
3,297	174,603
10,815	464
—	—
—	—
115,113,177	23,899,104

—	—
—	—
—	—
—	—

—	—
83,298	17,536
2,455,194	184,827
—	—
2,538,492	202,363
$ 112,574,685	$ 23,696,741

$ 164,824,447	$ 53,409,615
32,500	7,000
(52,282,262)	(29,719,874)
$ 112,574,685	$ 23,696,741
$34.64	$33.85
3,250,002	700,002
$131,959,946	$29,790,311
$204,741	$2,475
$2,645,183	$173,867
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations
For the Six Months Ended June 30, 2022 (Unaudited)
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)	First Trust Brazil AlphaDEX® Fund (FBZ)
INVESTMENT INCOME:
Dividends	$ 378,840	$ 12,630,684	$ 1,841,148	$ 392,890
Securities lending income (net of fees)	3,004	85,669	—	—
Foreign withholding tax	(43,291)	(1,236,344)	(247,744)	(11,259)
Other	27	2,934	1	3
Total investment income	338,580	11,482,943	1,593,405	381,634
EXPENSES:
Investment advisory fees	60,002	1,858,574	125,214	44,845
Total expenses	60,002	1,858,574	125,214	44,845
NET INVESTMENT INCOME (LOSS)	278,578	9,624,369	1,468,191	336,789
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(259,514)	(33,552,753)	(341,482)	(478,059)
In-kind redemptions	673,486	3,356,030	72,191	(306)
Foreign currency transactions	(32,085)	(90,970)	(147,920)	(14,747)
Foreign capital gains tax	—	—	—	—
Net realized gain (loss)	381,887	(30,287,693)	(417,211)	(493,112)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,196,348)	(115,551,508)	(8,004,858)	632,237
Foreign currency translation	(924)	(232,425)	(14,443)	1,389
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	(3,197,272)	(115,783,933)	(8,019,301)	633,626
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,815,385)	(146,071,626)	(8,436,512)	140,514
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,536,807)	$(136,447,257)	$(6,968,321)	$ 477,303

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)

$356,462	$789,615	$10,340,517	$16,097,661	$1,063,108
336	5,109	84,659	30,396	2,385
(23,633)	(78,962)	(1,057,202)	(1,866,459)	(138,271)
—	—	730	1,590	166
333,165	715,762	9,368,704	14,263,188	927,388

36,688	133,260	1,710,950	1,585,621	205,521
36,688	133,260	1,710,950	1,585,621	205,521
296,477	582,502	7,657,754	12,677,567	721,867

(598,935)	(435,644)	(25,525,850)	(1,015,387)	(326,482)
—	—	—	874,505	(5,945,252)
(28)	(50,725)	(278,849)	(437,570)	465
—	—	—	(720,307)	—
(598,963)	(486,369)	(25,804,699)	(1,298,759)	(6,271,269)

(246,615)	(5,858,113)	(77,734,995)	(84,887,091)	(14,831,097)
47	(13,274)	(118,580)	(46,327)	(4,822)
—	—	—	1,478,891	—
(246,568)	(5,871,387)	(77,853,575)	(83,454,527)	(14,835,919)
(845,531)	(6,357,756)	(103,658,274)	(84,753,286)	(21,107,188)
$(549,054)	$(5,775,254)	$(96,000,520)	$(72,075,719)	$(20,385,321)
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations (Continued)
For the Six Months Ended June 30, 2022 (Unaudited)
	First Trust United Kingdom AlphaDEX® Fund (FKU)	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
INVESTMENT INCOME:
Dividends	$ 2,156,249	$ 513,333	$ 2,252,674	$ 227,288
Securities lending income (net of fees)	—	—	—	2,917
Foreign withholding tax	(10,053)	(118,645)	(275,848)	(24,127)
Other	3	—	—	58
Total investment income	2,146,199	394,688	1,976,826	206,136
EXPENSES:
Investment advisory fees	329,774	223,184	339,389	46,437
Total expenses	329,774	223,184	339,389	46,437
NET INVESTMENT INCOME (LOSS)	1,816,425	171,504	1,637,437	159,699
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,929,782)	1,559,810	2,400,309	(597,628)
In-kind redemptions	1,837,712	—	(2,070,563)	183,868
Foreign currency transactions	(30,846)	(35,522)	(6,903)	(9,414)
Foreign capital gains tax	—	(462,934)	—	—
Net realized gain (loss)	(2,122,916)	1,061,354	322,843	(423,174)
Net change in unrealized appreciation (depreciation) on:
Investments	(24,082,857)	(9,584,258)	(26,832,538)	(2,112,781)
Foreign currency translation	(13,878)	106,183	(38,246)	(1,709)
Deferred foreign capital gains tax	—	1,196,381	—	—
Net change in unrealized appreciation (depreciation)	(24,096,735)	(8,281,694)	(26,870,784)	(2,114,490)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(26,219,651)	(7,220,340)	(26,547,941)	(2,537,664)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,403,226)	$(7,048,836)	$(24,910,504)	$(2,377,965)

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$4,270,879	$946,932
93,540	3,787
(478,850)	(120,401)
—	488
3,885,569	830,806

548,341	197,306
548,341	197,306
3,337,228	633,500

(1,329,894)	(3,936,367)
(103,241)	(4,089,731)
(195,790)	(861)
(1,645)	—
(1,630,570)	(8,026,959)

(18,190,950)	(5,817,097)
370	(12,024)
4,745	—
(18,185,835)	(5,829,121)
(19,816,405)	(13,856,080)
$(16,479,177)	$(13,222,580)
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)		First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021
OPERATIONS:
Net investment income (loss)	$ 278,578	$ 925,520	$ 9,624,369	$ 11,969,339
Net realized gain (loss)	381,887	1,481,007	(30,287,693)	75,355,601
Net change in unrealized appreciation (depreciation)	(3,197,272)	(2,508,413)	(115,783,933)	(9,103,026)
Net increase (decrease) in net assets resulting from operations	(2,536,807)	(101,886)	(136,447,257)	78,221,914
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(258,401)	(1,196,923)	(7,896,231)	(18,281,993)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	10,439,636	12,410,288	301,558,631
Cost of shares redeemed	(9,379,791)	(1,618,879)	(134,574,588)	(230,355,044)
Net increase (decrease) in net assets resulting from shareholder transactions	(9,379,791)	8,820,757	(122,164,300)	71,203,587
Total increase (decrease) in net assets	(12,174,999)	7,521,948	(266,507,788)	131,143,508
NET ASSETS:
Beginning of period	25,257,545	17,735,597	573,908,701	442,765,193
End of period	$ 13,082,546	$ 25,257,545	$ 307,400,913	$ 573,908,701
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	800,002	550,002	13,250,002	11,500,002
Shares sold	—	300,000	300,000	7,200,000
Shares redeemed	(300,000)	(50,000)	(3,700,000)	(5,450,000)
Shares outstanding, end of period	500,002	800,002	9,850,002	13,250,002

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)		First Trust Brazil AlphaDEX® Fund (FBZ)		First Trust China AlphaDEX® Fund (FCA)
Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021

$ 1,468,191	$ 441,518	$ 336,789	$ 665,597	$ 296,477	$ 468,390
(417,211)	1,704,097	(493,112)	360,032	(598,963)	1,187,903
(8,019,301)	(2,901,672)	633,626	(2,116,477)	(246,568)	(1,661,645)
(6,968,321)	(756,057)	477,303	(1,090,848)	(549,054)	(5,352)

(1,328,296)	(400,317)	(484,792)	(502,366)	(113,541)	(517,232)

44,622,511	912,884	3,542,642	16,473,683	—	7,297,067
(2,521,405)	(5,550,414)	(10,114,794)	(12,214,912)	—	(10,245,972)
42,101,106	(4,637,530)	(6,572,152)	4,258,771	—	(2,948,905)
33,804,489	(5,793,904)	(6,579,641)	2,665,557	(662,595)	(3,471,489)

7,805,466	13,599,370	12,038,618	9,373,061	9,649,070	13,120,559
$41,609,955	$ 7,805,466	$ 5,458,977	$ 12,038,618	$ 8,986,475	$ 9,649,070

450,002	700,002	1,050,002	700,002	350,002	450,002
2,250,000	50,000	300,000	1,250,000	—	250,000
(150,000)	(300,000)	(800,000)	(900,000)	—	(350,000)
2,550,002	450,002	550,002	1,050,002	350,002	350,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Japan AlphaDEX® Fund (FJP)		First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021
OPERATIONS:
Net investment income (loss)	$ 582,502	$ 589,668	$ 7,657,754	$ 9,579,953
Net realized gain (loss)	(486,369)	372,425	(25,804,699)	49,704,396
Net change in unrealized appreciation (depreciation)	(5,871,387)	(883,872)	(77,853,575)	(21,075,655)
Net increase (decrease) in net assets resulting from operations	(5,775,254)	78,221	(96,000,520)	38,208,694
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(581,401)	(875,402)	(5,994,504)	(15,144,146)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,226,991	—	84,484,180	36,993,954
Cost of shares redeemed	—	(5,437,368)	—	(5,897,300)
Net increase (decrease) in net assets resulting from shareholder transactions	2,226,991	(5,437,368)	84,484,180	31,096,654
Total increase (decrease) in net assets	(4,129,664)	(6,234,549)	(17,510,844)	54,161,202
NET ASSETS:
Beginning of period	34,901,017	41,135,566	414,579,259	360,418,057
End of period	$ 30,771,353	$ 34,901,017	$ 397,068,415	$ 414,579,259
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	700,002	800,002	6,836,412	6,336,412
Shares sold	50,000	—	1,500,000	600,000
Shares redeemed	—	(100,000)	—	(100,000)
Shares outstanding, end of period	750,002	700,002	8,336,412	6,836,412

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)		First Trust Germany AlphaDEX® Fund (FGM)		First Trust United Kingdom AlphaDEX® Fund (FKU)
Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021

$ 12,677,567	$ 20,291,122	$ 721,867	$ 1,764,495	$ 1,816,425	$ 1,655,416
(1,298,759)	54,058,582	(6,271,269)	13,492,527	(2,122,916)	2,683,372
(83,454,527)	(39,795,292)	(14,835,919)	(9,078,155)	(24,096,735)	149,705
(72,075,719)	34,554,412	(20,385,321)	6,178,867	(24,403,226)	4,488,493

(8,651,421)	(19,810,512)	(736,093)	(1,500,281)	(2,140,837)	(1,744,928)

2,614,881	79,485,441	2,232,301	13,472,609	4,147,861	79,396,844
(27,976,044)	(99,025,014)	(61,951,568)	(14,034,516)	(8,612,418)	(2,227,657)
(25,361,163)	(19,539,573)	(59,719,267)	(561,907)	(4,464,557)	77,169,187
(106,088,303)	(4,795,673)	(80,840,681)	4,116,679	(31,008,620)	79,912,752

436,914,934	441,710,607	99,497,199	95,380,520	98,942,802	19,030,050
$330,826,631	$ 436,914,934	$ 18,656,518	$ 99,497,199	$ 67,934,182	$ 98,942,802

16,650,002	17,450,002	1,850,002	1,850,002	2,250,002	500,002
100,000	2,950,000	50,000	250,000	100,000	1,800,000
(1,150,000)	(3,750,000)	(1,350,000)	(250,000)	(200,000)	(50,000)
15,600,002	16,650,002	550,002	1,850,002	2,150,002	2,250,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust India NIFTY 50 Equal Weight ETF (NFTY)		First Trust Switzerland AlphaDEX® Fund (FSZ)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021
OPERATIONS:
Net investment income (loss)	$ 171,504	$ 517,271	$ 1,637,437	$ 1,340,611
Net realized gain (loss)	1,061,354	4,125,186	322,843	11,727,434
Net change in unrealized appreciation (depreciation)	(8,281,694)	7,778,700	(26,870,784)	5,471,228
Net increase (decrease) in net assets resulting from operations	(7,048,836)	12,421,157	(24,910,504)	18,539,273
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,619,253)	(824,801)	(990,303)	(1,875,162)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	66,917,813	—	6,345,850
Cost of shares redeemed	(6,953,409)	(19,693,610)	(34,468,108)	(20,420,756)
Net increase (decrease) in net assets resulting from shareholder transactions	(6,953,409)	47,224,203	(34,468,108)	(14,074,906)
Total increase (decrease) in net assets	(15,621,498)	58,820,559	(60,368,915)	2,589,205
NET ASSETS:
Beginning of period	62,703,330	3,882,771	99,942,826	97,353,621
End of period	$ 47,081,832	$ 62,703,330	$ 39,573,911	$ 99,942,826
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,300,002	100,002	1,400,002	1,600,002
Shares sold	—	1,600,000	—	100,000
Shares redeemed	(150,000)	(400,000)	(650,000)	(300,000)
Shares outstanding, end of period	1,150,002	1,300,002	750,002	1,400,002

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)		First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)		First Trust Eurozone AlphaDEX® ETF (FEUZ)
Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021	Six Months Ended 6/30/2022 (Unaudited)	Year Ended 12/31/2021

$ 159,699	$ 145,363	$ 3,337,228	$ 5,574,164	$ 633,500	$ 899,396
(423,174)	1,706,019	(1,630,570)	29,064,086	(8,026,959)	4,839,728
(2,114,490)	(856,439)	(18,185,835)	(30,029,448)	(5,829,121)	(3,425,251)
(2,377,965)	994,943	(16,479,177)	4,608,802	(13,222,580)	2,313,873

(119,376)	(347,513)	(3,051,582)	(8,877,525)	(684,307)	(1,009,147)

—	9,293,815	—	25,725,874	—	68,170,224
(2,226,151)	(4,668,214)	(10,924,622)	(31,008,175)	(43,531,725)	(15,702,337)
(2,226,151)	4,625,601	(10,924,622)	(5,282,301)	(43,531,725)	52,467,887
(4,723,492)	5,273,031	(30,455,381)	(9,551,024)	(57,438,612)	53,772,613

13,816,803	8,543,772	143,030,066	152,581,090	81,135,353	27,362,740
$9,093,311	$ 13,816,803	$ 112,574,685	$ 143,030,066	$ 23,696,741	$ 81,135,353

300,002	200,002	3,550,002	3,700,002	1,750,002	650,002
—	200,000	—	550,000	—	1,450,000
(50,000)	(100,000)	(300,000)	(700,000)	(1,050,000)	(350,000)
250,002	300,002	3,250,002	3,550,002	700,002	1,750,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 31.57	$ 32.25	$ 28.57	$ 27.65	$ 35.73	$ 27.16
Income from investment operations:
Net investment income (loss)	0.51	1.28	0.58	0.63	0.40	0.93
Net realized and unrealized gain (loss)	(5.40)	(0.37)	3.61	1.40	(7.72)	8.76
Total from investment operations	(4.89)	0.91	4.19	2.03	(7.32)	9.69
Distributions paid to shareholders from:
Net investment income	(0.52)	(1.59)	(0.51)	(1.09)	(0.69)	(1.12)
Return of capital	—	—	—	(0.02)	(0.07)	—
Total distributions	(0.52)	(1.59)	(0.51)	(1.11)	(0.76)	(1.12)
Net asset value, end of period	$26.16	$31.57	$32.25	$28.57	$27.65	$35.73
Total return (a)	(15.67)%	2.75%	14.89%	7.35%	(20.71)%	35.93%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 13,083	$ 25,258	$ 17,736	$ 19,997	$ 30,419	$ 58,959
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.71% (b)	4.03%	2.33%	2.64%	1.68%	2.95%
Portfolio turnover rate (c)	43%	102%	103%	101%	88%	94%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 43.31	$ 38.50	$ 37.64	$ 31.11	$ 39.07	$ 29.32
Income from investment operations:
Net investment income (loss)	0.79	1.05	0.42	0.87	0.84	0.49
Net realized and unrealized gain (loss)	(12.10)	5.26	1.32	6.65	(7.99)	9.90
Total from investment operations	(11.31)	6.31	1.74	7.52	(7.15)	10.39
Distributions paid to shareholders from:
Net investment income	(0.79)	(1.50)	(0.88)	(0.99)	(0.81)	(0.64)
Net asset value, end of period	$31.21	$43.31	$38.50	$37.64	$31.11	$39.07
Total return (a)	(26.13)%	16.53%	4.95%	24.38%	(18.67)%	35.67%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 307,401	$ 573,909	$ 442,765	$ 511,890	$ 592,586	$ 707,087
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.14% (b)	2.33%	1.32%	2.49%	2.30%	1.39%
Portfolio turnover rate (c)	48%	105%	109%	102%	99%	100%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Latin America AlphaDEX® Fund (FLN)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 17.35	$ 19.43	$ 22.67	$ 18.33	$ 20.43	$ 18.74
Income from investment operations:
Net investment income (loss)	0.55	0.89	0.52	0.48	0.52	1.56
Net realized and unrealized gain (loss)	(1.06)	(2.16)	(3.44)	4.29	(2.06)	2.23
Total from investment operations	(0.51)	(1.27)	(2.92)	4.77	(1.54)	3.79
Distributions paid to shareholders from:
Net investment income	(0.52)	(0.81)	(0.20)	(0.43)	(0.51)	(2.10)
Return of capital	—	—	(0.12)	—	(0.05)	—
Total distributions	(0.52)	(0.81)	(0.32)	(0.43)	(0.56)	(2.10)
Net asset value, end of period	$16.32	$17.35	$19.43	$22.67	$18.33	$20.43
Total return (a)	(2.95)%	(6.66)%	(12.32)%	26.26%	(7.50)%	20.50%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 41,610	$ 7,805	$ 13,599	$ 131,463	$ 17,418	$ 17,363
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.82% (c)
Ratio of net investment income (loss) to average net assets	9.38% (b)	4.28%	0.81%	2.02%	2.46%	3.02%
Portfolio turnover rate (d)	76%	91%	34%	165%	158%	187%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Brazil AlphaDEX® Fund (FBZ)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 11.47	$ 13.39	$ 17.24	$ 13.38	$ 15.51	$ 13.93
Income from investment operations:
Net investment income (loss)	0.63	0.94	0.09	0.35	0.55	2.46
Net realized and unrealized gain (loss)	(1.40) (a)	(2.08)	(3.60)	5.08	(0.97)	1.06
Total from investment operations	(0.77)	(1.14)	(3.51)	5.43	(0.42)	3.52
Distributions paid to shareholders from:
Net investment income	(0.77)	(0.78)	(0.28)	(1.57)	(0.54)	(1.77)
Net realized gain	—	—	—	—	(1.17)	(0.17)
Return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.77)	(0.78)	(0.34)	(1.57)	(1.71)	(1.94)
Net asset value, end of period	$9.93	$11.47	$13.39	$17.24	$13.38	$15.51
Total return (b)	(7.07)%	(9.00)%	(19.48)%	41.06%	(1.17)%	25.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 5,459	$ 12,039	$ 9,373	$ 116,374	$ 129,081	$ 9,308
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.84% (d)
Ratio of net investment income (loss) to average net assets	5.99% (c)	7.36%	0.72%	2.15%	6.84%	3.19%
Portfolio turnover rate (e)	70%	225%	154%	90%	128%	159%

(a)	The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust China AlphaDEX® Fund (FCA)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 27.57	$ 29.16	$ 26.87	$ 23.81	$ 29.77	$ 19.28
Income from investment operations:
Net investment income (loss)	0.84	1.22	1.22	1.03	0.84	0.47
Net realized and unrealized gain (loss)	(2.41)	(1.47)	2.26	3.03	(6.07)	10.70
Total from investment operations	(1.57)	(0.25)	3.48	4.06	(5.23)	11.17
Distributions paid to shareholders from:
Net investment income	(0.32)	(1.34)	(1.19)	(1.00)	(0.73)	(0.68)
Net asset value, end of period	$25.68	$27.57	$29.16	$26.87	$23.81	$29.77
Total return (a)	(5.68)%	(1.18)%	13.58%	17.34%	(17.87)%	58.35%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 8,986	$ 9,649	$ 13,121	$ 9,403	$ 7,142	$ 7,443
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	6.46% (b)	3.66%	5.16%	4.21%	2.90%	1.69%
Portfolio turnover rate (c)	57%	166%	83%	111%	97%	69%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Japan AlphaDEX® Fund (FJP)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 49.86	$ 51.42	$ 51.10	$ 48.55	$ 59.80	$ 47.85
Income from investment operations:
Net investment income (loss)	0.80	0.81	0.49	1.12	0.79	0.64
Net realized and unrealized gain (loss)	(8.85)	(1.16)	0.34	2.84	(11.30)	12.08
Total from investment operations	(8.05)	(0.35)	0.83	3.96	(10.51)	12.72
Distributions paid to shareholders from:
Net investment income	(0.78)	(1.21)	(0.51)	(1.41)	(0.74)	(0.77)
Net asset value, end of period	$41.03	$49.86	$51.42	$51.10	$48.55	$59.80
Total return (a)	(16.15)%	(0.69)%	1.71%	8.27%	(17.66)%	26.70%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 30,771	$ 34,901	$ 41,136	$ 76,647	$ 152,934	$ 83,718
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.50% (b)	1.53%	1.13%	1.90%	1.34%	1.22%
Portfolio turnover rate (c)	46%	126%	136%	127%	90%	101%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 60.64	$ 56.88	$ 55.79	$ 49.24	$ 62.31	$ 47.43
Income from investment operations:
Net investment income (loss)	1.07	1.52	0.68	1.19	1.04	0.88
Net realized and unrealized gain (loss)	(13.34)	4.55	1.78	6.91	(13.06)	14.98
Total from investment operations	(12.27)	6.07	2.46	8.10	(12.02)	15.86
Distributions paid to shareholders from:
Net investment income	(0.74)	(2.31)	(1.37)	(1.55)	(1.01)	(0.98)
Return of capital	—	—	—	—	(0.04)	—
Total distributions	(0.74)	(2.31)	(1.37)	(1.55)	(1.05)	(0.98)
Net asset value, end of period	$47.63	$60.64	$56.88	$55.79	$49.24	$62.31
Total return (a)	(20.27)%	10.70%	4.61%	16.56%	(19.52)%	33.57%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 397,068	$ 414,579	$ 360,418	$ 691,886	$ 940,633	$ 810,194
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.58% (b)	2.42%	1.39%	2.13%	1.76%	1.85%
Portfolio turnover rate (c)	51%	111%	117%	107%	109%	104%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets AlphaDEX® Fund (FEM)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 26.24	$ 25.31	$ 26.36	$ 22.80	$ 27.84	$ 20.50
Income from investment operations:
Net investment income (loss)	0.80	1.11	0.63	0.88	0.88	0.59
Net realized and unrealized gain (loss)	(5.28)	0.90	(1.00)	3.56	(5.12)	7.43
Total from investment operations	(4.48)	2.01	(0.37)	4.44	(4.24)	8.02
Distributions paid to shareholders from:
Net investment income	(0.55)	(1.08)	(0.68)	(0.88)	(0.80)	(0.68)
Net asset value, end of period	$21.21	$26.24	$25.31	$26.36	$22.80	$27.84
Total return (a)	(17.10)%	7.90%	(0.92)%	19.81%	(15.48)%	39.43%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 330,827	$ 436,915	$ 441,711	$ 644,615	$ 452,607	$ 449,663
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	6.40% (b)	4.03%	2.53%	3.61%	3.37%	2.69%
Portfolio turnover rate (c)	55%	119%	111%	122%	103%	101%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Germany AlphaDEX® Fund (FGM)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 53.78	$ 51.56	$ 44.39	$ 37.57	$ 51.26	$ 36.47
Income from investment operations:
Net investment income (loss)	1.92	0.91	0.68	1.02	0.72	1.00
Net realized and unrealized gain (loss)	(20.17)	2.08	7.17	6.82	(13.59)	14.87
Total from investment operations	(18.25)	2.99	7.85	7.84	(12.87)	15.87
Distributions paid to shareholders from:
Net investment income	(1.61)	(0.77)	(0.68)	(1.02)	(0.82)	(1.08)
Net asset value, end of period	$33.92	$53.78	$51.56	$44.39	$37.57	$51.26
Total return (a)	(34.57)%	5.74%	17.90%	21.06%	(25.40)%	43.96%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 18,657	$ 99,497	$ 95,381	$ 144,261	$ 139,022	$ 258,845
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.81% (b)	1.67%	1.40%	2.48%	1.66%	2.38%
Portfolio turnover rate (c)	87%	80%	106%	99%	81%	82%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust United Kingdom AlphaDEX® Fund (FKU)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 43.97	$ 38.06	$ 40.99	$ 32.11	$ 39.97	$ 32.85
Income from investment operations:
Net investment income (loss)	0.84	1.29	0.58	1.34	1.13	1.15
Net realized and unrealized gain (loss)	(12.22)	5.93	(2.95)	8.91	(7.35)	7.14
Total from investment operations	(11.38)	7.22	(2.37)	10.25	(6.22)	8.29
Distributions paid to shareholders from:
Net investment income	(0.99)	(1.31)	(0.56)	(1.37)	(1.64)	(1.17)
Net asset value, end of period	$31.60	$43.97	$38.06	$40.99	$32.11	$39.97
Total return (a)	(26.00)%	19.10%	(5.25)%	32.36%	(16.16)%	25.53%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 67,934	$ 98,943	$ 19,030	$ 18,444	$ 9,632	$ 17,986
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.41% (b)	3.34%	1.72%	3.58%	2.81%	2.87%
Portfolio turnover rate (c)	42%	45%	109%	73%	107%	98%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 48.23	$ 38.83	$ 35.26	$ 35.35	$ 36.33	$ 30.87
Income from investment operations:
Net investment income (loss)	0.14 (a)	0.48	0.30	0.26	0.23	0.87
Net realized and unrealized gain (loss)	(6.13)	9.65	3.50	(0.01)	(1.21)	6.06
Total from investment operations	(5.99)	10.13	3.80	0.25	(0.98)	6.93
Distributions paid to shareholders from:
Net investment income	(1.30)	(0.73)	(0.23)	(0.27)	(0.01)	(1.47)
Return of capital	—	—	—	(0.07)	—	—
Total distributions	(1.30)	(0.73)	(0.23)	(0.34)	—	(1.47)
Net asset value, end of period	$40.94	$48.23	$38.83	$35.26	$35.35	$36.33
Total return (b)	(12.71)%	26.15%	10.66%	0.71%	(2.67)% (c)	22.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 47,082	$ 62,703	$ 3,883	$ 3,526	$ 3,535	$ 3,633
Ratio of total expenses to average net assets	0.80% (d)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.61% (d)	0.95%	0.98%	0.74%	0.77%	2.45%
Portfolio turnover rate (e)	12%	57%	38%	24%	156% (f)	64%

(a)	Based on average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund received a reimbursement from the advisor in the amount of $7,227, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(f)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective April 17, 2018 which resulted in a complete rebalance of the Fund’s portfolio.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Switzerland AlphaDEX® Fund (FSZ)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 71.39	$ 60.85	$ 54.11	$ 43.89	$ 52.73	$ 40.82
Income from investment operations:
Net investment income (loss)	2.03	0.78	0.88	1.07	0.82	0.66
Net realized and unrealized gain (loss)	(19.33)	10.92	6.78	10.24	(8.66)	12.03
Total from investment operations	(17.30)	11.70	7.66	11.31	(7.84)	12.69
Distributions paid to shareholders from:
Net investment income	(1.32)	(1.16)	(0.92)	(1.09)	(0.84)	(0.78)
Return of capital	—	—	—	—	(0.16)	—
Total distributions	(1.32)	(1.16)	(0.92)	(1.09)	(1.00)	(0.78)
Net asset value, end of period	$52.77	$71.39	$60.85	$54.11	$43.89	$52.73
Total return (a)	(24.23)%	19.34%	14.50%	25.91%	(15.11)%	31.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 39,574	$ 99,943	$ 97,354	$ 148,811	$ 151,409	$ 237,288
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.86% (b)	1.25%	1.59%	2.24%	1.79%	1.43%
Portfolio turnover rate (c)	35%	66%	86%	77%	65%	50%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 46.06	$ 42.72	$ 39.03	$ 33.54	$ 44.89	$ 33.70
Income from investment operations:
Net investment income (loss)	0.57	0.74	0.46	0.61	0.58	0.71
Net realized and unrealized gain (loss)	(9.79)	3.99	4.09	5.77	(11.28)	11.41
Total from investment operations	(9.22)	4.73	4.55	6.38	(10.70)	12.12
Distributions paid to shareholders from:
Net investment income	(0.47)	(1.39)	(0.86)	(0.89)	(0.62)	(0.93)
Return of capital	—	—	—	—	(0.03)	—
Total distributions	(0.47)	(1.39)	(0.86)	(0.89)	(0.65)	(0.93)
Net asset value, end of period	$36.37	$46.06	$42.72	$39.03	$33.54	$44.89
Total return (a)	(20.05)%	11.09%	12.18%	19.13%	(24.03)%	36.23%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,093	$ 13,817	$ 8,544	$ 9,758	$ 10,063	$ 8,977
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.75% (b)	1.46%	1.35%	1.66%	1.30%	1.80%
Portfolio turnover rate (c)	56%	116%	127%	119%	142%	111%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 40.29	$ 41.24	$ 39.28	$ 32.44	$ 43.02	$ 30.42
Income from investment operations:
Net investment income (loss)	0.97	1.57	0.74	1.11	1.19	1.11
Net realized and unrealized gain (loss)	(5.69)	(0.01)	2.41	7.46	(10.26)	12.96
Total from investment operations	(4.72)	1.56	3.15	8.57	(9.07)	14.07
Distributions paid to shareholders from:
Net investment income	(0.93)	(2.51)	(1.19)	(1.73)	(1.44)	(1.26)
Net realized gain	—	—	—	—	(0.07)	(0.21)
Total distributions	(0.93)	(2.51)	(1.19)	(1.73)	(1.51)	(1.47)
Net asset value, end of period	$34.64	$40.29	$41.24	$39.28	$32.44	$43.02
Total return (a)	(11.76)%	3.68%	8.73%	26.90%	(21.42)%	46.57%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 112,575	$ 143,030	$ 152,581	$ 163,004	$ 157,326	$ 271,055
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.87% (b)	3.65%	2.38%	2.88%	3.02%	3.26%
Portfolio turnover rate (c)	60%	127%	123%	127%	126%	113%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Eurozone AlphaDEX® ETF (FEUZ)
	Six Months Ended 6/30/2022 (Unaudited)	Year Ended December 31,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 46.36	$ 42.10	$ 40.88	$ 34.43	$ 43.81	$ 32.64
Income from investment operations:
Net investment income (loss)	0.81	1.10	0.50	0.73	0.80	0.47
Net realized and unrealized gain (loss)	(12.35)	4.32	1.34	6.51	(9.34)	11.26
Total from investment operations	(11.54)	5.42	1.84	7.24	(8.54)	11.73
Distributions paid to shareholders from:
Net investment income	(0.97)	(1.16)	(0.62)	(0.79)	(0.84)	(0.56)
Net asset value, end of period	$33.85	$46.36	$42.10	$40.88	$34.43	$43.81
Total return (a)	(24.89)%	12.90%	4.69%	21.15%	(19.82)%	36.19%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 23,697	$ 81,135	$ 27,363	$ 53,145	$ 49,925	$ 39,425
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.57% (b)	2.27%	1.26%	1.96%	2.10%	0.96%
Portfolio turnover rate (c)	28%	59%	93%	87%	90%	77%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2022 (Unaudited)
1. Organization
First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of the following fifteen funds (each a “Fund” and collectively, the “Funds”). The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).
First Trust Asia Pacific ex-Japan AlphaDEX® Fund – (ticker “FPA”)
First Trust Europe AlphaDEX® Fund – (ticker “FEP”)
First Trust Latin America AlphaDEX® Fund – (ticker “FLN”)
First Trust Brazil AlphaDEX® Fund – (ticker “FBZ”)
First Trust China AlphaDEX® Fund – (ticker “FCA”)
First Trust Japan AlphaDEX® Fund – (ticker “FJP”)
First Trust Developed Markets ex-US AlphaDEX® Fund – (ticker “FDT”)
First Trust Emerging Markets AlphaDEX® Fund – (ticker “FEM”)
First Trust Germany AlphaDEX® Fund – (ticker “FGM”)
First Trust United Kingdom AlphaDEX® Fund – (ticker “FKU”)
First Trust India NIFTY 50 Equal Weight ETF – (ticker “NFTY”)
First Trust Switzerland AlphaDEX® Fund – (ticker “FSZ”)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund – (ticker “FDTS”)
First Trust Emerging Markets Small Cap AlphaDEX® Fund – (ticker “FEMS”)
First Trust Eurozone AlphaDEX® ETF – (ticker “FEUZ”)
Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	Nasdaq AlphaDEX® Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX® Fund	Nasdaq AlphaDEX® Europe Index
First Trust Latin America AlphaDEX® Fund	Nasdaq AlphaDEX® Latin America Index
First Trust Brazil AlphaDEX® Fund	Nasdaq AlphaDEX® Brazil Index
First Trust China AlphaDEX® Fund	Nasdaq AlphaDEX® China Index
First Trust Japan AlphaDEX® Fund	Nasdaq AlphaDEX® Japan Index
First Trust Developed Markets ex-US AlphaDEX® Fund	Nasdaq AlphaDEX® Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX® Fund	Nasdaq AlphaDEX® Emerging Markets Index
First Trust Germany AlphaDEX® Fund	Nasdaq AlphaDEX® Germany Index
First Trust United Kingdom AlphaDEX® Fund	Nasdaq AlphaDEX® United Kingdom Index
First Trust India NIFTY 50 Equal Weight ETF	NIFTY 50 Equal Weight Index
First Trust Switzerland AlphaDEX® Fund	Nasdaq AlphaDEX® Switzerland Index
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	Nasdaq AlphaDEX® Developed Markets Ex-US Small Cap Index
First Trust Emerging Markets Small Cap AlphaDEX® Fund	Nasdaq AlphaDEX® Emerging Markets Small Cap Index
First Trust Eurozone AlphaDEX® ETF	Nasdaq AlphaDEX® Eurozone Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2022 (Unaudited)
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2022 (Unaudited)
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2022, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Restricted Securities
NFTY invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of June 30, 2022, NFTY held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. NFTY does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
YES Bank Ltd. Lock-In	03/18/20	75,422	$0.16	$36,638	$12,081	0.03%
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2022 (Unaudited)
in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
F. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2022, FPA, FEP, FJP, FDT, FEM, FDTS, FEMS, and FEUZ had securities in the securities lending program. During the six months ended June 30, 2022, FPA, FEP, FCA, FJP, FDT, FEM, FGM, FDTS, FEMS, and FEUZ participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
G. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2022 (Unaudited)
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2022, were received as collateral for lending securities.
H. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2021, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 1,196,923	$ —	$ —
First Trust Europe AlphaDEX® Fund	18,281,993	—	—
First Trust Latin America AlphaDEX® Fund	400,317	—	—
First Trust Brazil AlphaDEX® Fund	502,366	—	—
First Trust China AlphaDEX® Fund	517,232	—	—
First Trust Japan AlphaDEX® Fund	875,402	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	15,144,146	—	—
First Trust Emerging Markets AlphaDEX® Fund	19,810,512	—	—
First Trust Germany AlphaDEX® Fund	1,500,281	—	—
First Trust United Kingdom AlphaDEX® Fund	1,744,928	—	—
First Trust India NIFTY 50 Equal Weight ETF	824,801	—	—
First Trust Switzerland AlphaDEX® Fund	1,875,162	—	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	347,513	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	8,877,525	—	—
First Trust Eurozone AlphaDEX® ETF	1,009,147	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2022 (Unaudited)
As of December 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ —	$ (13,350,617)	$ 1,090,445
First Trust Europe AlphaDEX® Fund	369,361	(167,272,385)	42,925,572
First Trust Latin America AlphaDEX® Fund	14,608	(41,263,993)	561,507
First Trust Brazil AlphaDEX® Fund	152,930	(26,534,866)	(957,348)
First Trust China AlphaDEX® Fund	—	(6,215,735)	(699,707)
First Trust Japan AlphaDEX® Fund	46,909	(50,630,028)	(696,354)
First Trust Developed Markets ex-US AlphaDEX® Fund	—	(263,841,660)	23,634,285
First Trust Emerging Markets AlphaDEX® Fund	—	(165,112,502)	22,425,391
First Trust Germany AlphaDEX® Fund	262,330	(25,100,818)	3,633,026
First Trust United Kingdom AlphaDEX® Fund	412,969	(37,928,201)	2,960,016
First Trust India NIFTY 50 Equal Weight ETF	1,508,243	—	8,198,337
First Trust Switzerland AlphaDEX® Fund	—	(29,141,507)	18,425,845
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—	(3,461,431)	227,903
First Trust Emerging Markets Small Cap AlphaDEX® Fund	248,950	(30,349,268)	(2,651,185)
First Trust Eurozone AlphaDEX® ETF	75,925	(15,268,300)	(620,612)
I. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2022 (Unaudited)
will be 23.92%. Note, the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019, 2020, and 2021 remain open to federal and state audit. As of June 30, 2022, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.  The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses.  These limitations apply when there has been a 50% change in ownership.  At December 31, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.
Non-Expiring Capital Loss Carryforward
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 13,350,617
First Trust Europe AlphaDEX® Fund	167,272,385
First Trust Latin America AlphaDEX® Fund	41,263,993
First Trust Brazil AlphaDEX® Fund	26,534,866
First Trust China AlphaDEX® Fund	6,215,735
First Trust Japan AlphaDEX® Fund	50,630,028
First Trust Developed Markets ex-US AlphaDEX® Fund	263,841,660
First Trust Emerging Markets AlphaDEX® Fund	165,112,502
First Trust Germany AlphaDEX® Fund	25,100,818
First Trust United Kingdom AlphaDEX® Fund	37,928,201
First Trust India NIFTY 50 Equal Weight ETF	—
First Trust Switzerland AlphaDEX® Fund	29,141,507
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	3,461,431
First Trust Emerging Markets Small Cap AlphaDEX® Fund	30,349,268
First Trust Eurozone AlphaDEX® ETF	15,268,300
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2021, the Funds did not defer any net ordinary losses.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2022 (Unaudited)
As of June 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 15,139,752	$ 600,684	$ (2,427,897)	$ (1,827,213)
First Trust Europe AlphaDEX® Fund	376,715,486	9,386,656	(73,565,630)	(64,178,974)
First Trust Latin America AlphaDEX® Fund	48,463,853	446,511	(7,742,526)	(7,296,015)
First Trust Brazil AlphaDEX® Fund	5,172,124	643,732	(461,689)	182,043
First Trust China AlphaDEX® Fund	9,576,333	806,615	(1,610,011)	(803,396)
First Trust Japan AlphaDEX® Fund	38,057,009	764,538	(7,015,159)	(6,250,621)
First Trust Developed Markets ex-US AlphaDEX® Fund	459,859,015	20,726,471	(68,423,593)	(47,697,122)
First Trust Emerging Markets AlphaDEX® Fund	384,492,325	23,256,191	(82,417,164)	(59,160,973)
First Trust Germany AlphaDEX® Fund	28,841,075	50,515	(10,305,517)	(10,255,002)
First Trust United Kingdom AlphaDEX® Fund	88,264,146	1,645,075	(22,233,232)	(20,588,157)
First Trust India NIFTY 50 Equal Weight ETF	46,854,745	3,422,842	(3,121,686)	301,156
First Trust Switzerland AlphaDEX® Fund	46,544,300	473,389	(8,532,576)	(8,059,187)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	10,961,356	329,083	(2,034,243)	(1,705,160)
First Trust Emerging Markets Small Cap AlphaDEX® Fund	131,959,946	6,872,605	(25,130,237)	(18,257,632)
First Trust Eurozone AlphaDEX® ETF	29,790,311	303,863	(6,389,087)	(6,085,224)
J. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq (“Licensor”) for all the Funds except NFTY and with NSE Indices Limited (“NSE”) for NFTY (Nasdaq and NSE collectively, the “Licensors”). The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.80% of each Fund’s average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2022 (Unaudited)
connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2022, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 6,906,086	$ 11,115,790
First Trust Europe AlphaDEX® Fund	220,220,224	220,994,687
First Trust Latin America AlphaDEX® Fund	50,019,258	23,769,207
First Trust Brazil AlphaDEX® Fund	7,552,764	14,308,962
First Trust China AlphaDEX® Fund	5,252,370	5,284,718
First Trust Japan AlphaDEX® Fund	15,101,485	15,122,876
First Trust Developed Markets ex-US AlphaDEX® Fund	229,820,704	216,602,471
First Trust Emerging Markets AlphaDEX® Fund	219,355,738	229,042,547
First Trust Germany AlphaDEX® Fund	45,593,907	45,799,337
First Trust United Kingdom AlphaDEX® Fund	35,292,131	35,504,733
First Trust India NIFTY 50 Equal Weight ETF	6,911,259	15,967,393
First Trust Switzerland AlphaDEX® Fund	28,852,089	29,296,049
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	6,495,712	6,926,108
First Trust Emerging Markets Small Cap AlphaDEX® Fund	81,753,921	87,216,086
First Trust Eurozone AlphaDEX® ETF	13,799,406	13,999,981

For the six months ended June 30, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ —	$ 5,028,807
First Trust Europe AlphaDEX® Fund	12,346,168	132,926,676
First Trust Latin America AlphaDEX® Fund	16,026,881	602,086
First Trust Brazil AlphaDEX® Fund	18,879	19,156
First Trust China AlphaDEX® Fund	—	—
First Trust Japan AlphaDEX® Fund	2,155,303	—
First Trust Developed Markets ex-US AlphaDEX® Fund	72,836,329	—
First Trust Emerging Markets AlphaDEX® Fund	586,233	16,778,344
First Trust Germany AlphaDEX® Fund	2,229,794	61,829,964
First Trust United Kingdom AlphaDEX® Fund	4,137,739	8,567,944
First Trust India NIFTY 50 Equal Weight ETF	—	—
First Trust Switzerland AlphaDEX® Fund	—	33,819,132
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—	1,752,940
First Trust Emerging Markets Small Cap AlphaDEX® Fund	—	6,379,567
First Trust Eurozone AlphaDEX® ETF	—	43,407,765
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2022 (Unaudited)
of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2024.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2022 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2022 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Variable Interest Entities Risk. In order to gain exposure to certain Chinese companies that are included in a Fund’s Index but are unavailable to direct investment by foreign investors, certain Funds invest significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies. In China, direct ownership of companies in certain sectors by foreign individuals and entities is prohibited. In order to allow for foreign investment in these businesses, many Chinese companies have created VIE structures to enable indirect foreign ownership. In such an arrangement, a Chinese operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the Chinese issuer or operating company to obtain economic exposure to the Chinese company, then issues shares on an exchange outside of mainland China, and U.S. investors hold stock in the non-Chinese shell company rather than directly in the Chinese issuer or operating company. This arrangement allows U.S. investors, such as the Fund, to obtain economic exposure to the Chinese issuer or operating company through contractual means rather than through formal equity ownership. Because neither the shell company nor the Fund owns actual equity interests in the Chinese operating company, they do not have the voting rights or other types of control that an equity holder would expect to benefit from.  Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements that establish the links between the Chinese company and the shell company in which the Fund invests. This could considerably impact the financial condition of the shell company in which the Fund invests by limiting its ability to consolidate the financial results of the Chinese operating company into its own financial statements, as well as make the value of the shares held by the Fund effectively worthless. Further, if Chinese officials prohibit the existence of VIEs, the market value of the Fund’s associated holdings would likely suffer significant, and possibly permanent effects, which could negatively

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June 30, 2022 (Unaudited)
impact the Fund’s net asset value and could result in substantial losses. Further, it is uncertain whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the value of the Fund’s shares.
VIEs are also subject to the investment risks associated with the underlying Chinese issuer or operating company. Chinese companies are not subject to the same degree of regulatory requirements or accounting standards and oversight as companies in more developed countries. As a result, information about the Chinese securities and VIEs in which the Fund invests may be less reliable and incomplete. There also may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and VIEs, and shareholders may have limited legal remedies, which could negatively impact the Fund. Additionally, U.S.-listed VIEs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of the Fund to invest in such securities and may increase the cost of the Fund if required to seek alternative markets in which to invest in such securities.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreements
Board Considerations Regarding Approval of Continuation of Investment Management Agreements
The Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following fifteen series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12–13, 2022. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2022 and June 12–13, 2022, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each

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assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2022, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 12–13, 2022 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 18, 2022 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for NFTY was below the median total (net) expense ratio of the peer funds in its Expense Group and that the unitary fee rate for each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2022 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information for periods ended December 31, 2021 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to NFTY, the Board noted that during 2018, shareholders of the Fund approved changes to the Fund’s investment objective and, effective April 17, 2018, the Fund changed its name and ticker symbol and began tracking the NIFTY 50 Equal Weight Index, and that the performance information included a blend of the old and new indexes. At the April 18, 2022 meeting, the Advisor discussed with the Board factors that impact NFTY’s correlation and tracking difference. With respect to each Fund other than FEUZ, the Board noted that during 2015, each such Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX® stock selection methodology, and that the performance

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2022 (Unaudited)
information included a blend of the old and new indexes. The Board considered the Advisor’s explanations of how the AlphaDEX® stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will likely increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2021 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4:  highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments.  The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 18, 2022 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee’s annual meeting held on March 17, 2022 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID.  The Advisor concluded that each

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June 30, 2022 (Unaudited)
fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded AlphaDEX® Fund II
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 2, 2022
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 2, 2022

* Print the name and title of each signing officer under his or her signature.